2021 QUARTERLY REPORT
Russell Investment Funds
March 31, 2021
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 9
International Developed Markets Fund 22
Strategic Bond Fund 32
Global Real Estate Securities Fund 71
Notes to Schedules of Investments 76
Notes to Quarterly Report 78
Russell Investment Funds
Quarterly Report
March 31, 2021 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2021. All rights reserved.
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Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.7%
Consumer Discretionary - 16.3%
Advance Auto Parts, Inc. 2,043 375
Amazon.com, Inc.(Æ) 6,029 18,653
Amerco, Inc. 627 384
AutoNation, Inc.(Æ) 4,144 386
Best Buy Co., Inc. 5,999 689
BorgWarner, Inc. 8,159 378
Bright Horizons Family Solutions, Inc.(Æ) 2,077 356
Brunswick Corp. 2,105 201
Capri Holdings, Ltd.(Æ) 5,875 300
Carnival Corp.(Æ) 3,338 89
Carter's, Inc.(Æ) 1,611 143
Charter Communications, Inc. Class A(Æ) 13,783 8,504
Chipotle Mexican Grill, Inc. Class A(Æ) 116 165
Choice Hotels International, Inc. 3,306 355
Columbia Sportswear Co. 1,096 116
Comcast Corp. Class A 32,723 1,771
Costco Wholesale Corp. 2,363 833
Darden Restaurants, Inc. 2,698 383
Dick's Sporting Goods, Inc. 6,312 481
Discovery, Inc. Class A(Æ)(Ñ) 3,691 160
Dollar General Corp. 3,100 628
DR Horton, Inc. 21,489 1,915
eBay, Inc. 9,193 563
Expedia Group, Inc.(Æ) 1,917 330
Extended Stay America, Inc. 10,010 198
Floor & Decor Holdings, Inc. Class A(Æ) 2,227 213
Foot Locker, Inc. 7,438 418
Ford Motor Credit Co. LLC(Æ) 55,821 684
Gap, Inc. (The) 18,045 537
Garmin, Ltd. 2,775 366
General Motors Co.(Æ) 102,666 5,899
Gentex Corp. 21,830 779
Genuine Parts Co. 3,441 398
Goodyear Tire & Rubber Co. (The)(Æ) 16,183 284
Graham Holdings Co. Class B 356 200
Grand Canyon Education, Inc.(Æ) 1,590 170
Hanesbrands, Inc. 12,187 240
Home Depot, Inc. (The) 5,172 1,579
Kohl's Corp. 10,918 651
Lear Corp. 1,218 221
Leggett & Platt, Inc. 4,651 212
Lennar Corp. Class A 7,013 710
Lennar Corp. Class B 2,463 203
Liberty SiriusXM Group Class C(Æ) 6,835 301
LKQ Corp.(Æ) 14,272 604
Lowe's Cos., Inc. 1,797 342
Lululemon Athletica, Inc.(Æ) 1,582 485
Macy's, Inc.(Æ) 25,091 406
McDonald's Corp. 2,773 622
Mohawk Industries, Inc.(Æ) 2,644 508
Netflix, Inc.(Æ) 12,694 6,622
Nike, Inc. Class B 58,328 7,751
Nordstrom, Inc.(Æ) 10,259 389
Norwegian Cruise Line Holdings, Ltd.(Æ) 7,320 202
NVR, Inc.(Æ) 70 330
Ollie's Bargain Outlet Holdings, Inc.(Æ) 2,419 210
Omnicom Group, Inc. 31,691 2,350
O'Reilly Automotive, Inc.(Æ) 525 266
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Penske Automotive Group, Inc. 3,280 263
Polaris, Inc. 3,134 418
PulteGroup, Inc. 47,603 2,496
PVH Corp.(Æ) 4,338 459
Ralph Lauren Corp. Class A(Æ) 2,230 275
Ross Stores, Inc. 4,099 492
Royal Caribbean Cruises, Ltd.(Æ) 2,807 240
Sensata Technologies Holding PLC(Æ) 5,004 290
Skechers USA, Inc. Class A(Æ) 6,643 277
Starbucks Corp. 47,057 5,142
Tapestry, Inc.(Æ) 12,285 506
Target Corp. 4,997 990
Thor Industries, Inc. 10,922 1,472
TJX Cos., Inc. (The) 5,401 357
Tractor Supply Co. 2,270 402
Ulta Beauty, Inc.(Æ) 5,066 1,566
Under Armour, Inc. Class A(Æ) 7,984 177
Urban Outfitters, Inc.(Æ) 7,043 262
VF Corp. 2,803 224
ViacomCBS, Inc. Class B 8,415 380
Walmart, Inc. 8,217 1,116
Walt Disney Co. (The)(Æ) 6,877 1,269
Whirlpool Corp. 1,874 413
Williams-Sonoma, Inc. 4,349 779
Yum China Holdings, Inc. 3,171 188
93,961
Consumer Staples - 3.7%
Archer-Daniels-Midland Co. 8,634 492
Casey's General Stores, Inc. 582 126
Clorox Co. (The) 446 86
Coca-Cola Co. (The) 20,059 1,057
CVS Health Corp. 50,437 3,795
Estee Lauder Cos., Inc. (The) Class A 1,424 414
General Mills, Inc. 2,979 183
Hormel Foods Corp. 1,723 82
Ingredion, Inc. 25,990 2,337
JM Smucker Co. (The) 3,096 392
Kroger Co. (The) 80,222 2,887
Molson Coors Beverage Co. Class B(Æ) 30,092 1,539
Mondelez International, Inc. Class A 8,443 494
Monster Beverage Corp.(Æ) 2,598 237
PepsiCo, Inc. 7,645 1,081
Philip Morris International, Inc. 5,193 461
Procter & Gamble Co. (The) 15,375 2,082
Sysco Corp. 1,609 127
Tyson Foods, Inc. Class A 39,830 2,960
US Foods Holding Corp.(Æ) 5,544 211
Walgreens Boots Alliance, Inc. 7,886 433
21,476
Energy - 1.5%
BP PLC - ADR 77,991 1,899
Canadian Natural Resources, Ltd. 73,114 2,257
Chevron Corp. 17,554 1,839
ConocoPhillips Co. 13,264 703
Exxon Mobil Corp. 6,152 343
Magna International, Inc. Class A 15,341 1,351
8,392

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Services - 18.1%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust(Æ) 33,845 1,988
Aflac, Inc. 9,823 503
Alliance Data Systems Corp. 2,771 311
Allstate Corp. (The) 4,199 482
American Express Co. 1,079 153
American Homes 4 Rent Class A(ö) 3,460 115
American Tower Corp.(ö) 2,084 498
Annaly Capital Management, Inc.(ö) 209,846 1,805
Apple Hospitality REIT, Inc.(ö) 19,915 290
AvalonBay Communities, Inc.(ö) 1,131 209
Banco Santander SA - ADR(Æ)(Ñ) 353,474 1,212
Bank of America Corp. 118,551 4,587
Bank of New York Mellon Corp. (The) 5,310 251
Berkshire Hathaway, Inc. Class B(Æ) 19,932 5,092
BlackRock, Inc. Class A 903 681
Brookfield Property REIT, Inc. Class A(ö) 12,292 221
Capital One Financial Corp. 2,570 327
Cboe Global Markets, Inc. 503 50
CBRE Group, Inc. Class A(Æ) 6,371 504
Charles Schwab Corp. (The) 16,058 1,047
Chubb, Ltd. 3,410 539
Citigroup, Inc. 102,884 7,485
Citizens Financial Group, Inc. 58,081 2,564
Comerica, Inc. 24,940 1,789
Crown Castle International Corp.(ö) 1,803 310
CubeSmart(ö) 3,992 151
Discover Financial Services 2,083 198
Equinix, Inc.(Æ)(ö) 331 225
Equity Commonwealth(ö) 32,441 902
Essent Group, Ltd. 22,410 1,064
Essex Property Trust, Inc.(ö) 452 123
Everest Re Group, Ltd. 130 32
FleetCor Technologies, Inc.(Æ) 1,063 286
Global Payments, Inc. 3,663 738
Goldman Sachs Group, Inc. (The) 378 124
Hartford Financial Services Group, Inc. 3,157 211
Host Hotels & Resorts, Inc.(Æ)(ö) 9,213 155
Invitation Homes, Inc.(ö) 4,938 158
JPMorgan Chase & Co. 34,574 5,263
KeyCorp 919 18
KKR & Co., Inc. Class A 160,536 7,842
Life Storage, Inc.(Æ)(ö) 1,090 94
M&T Bank Corp. 1,944 295
MasterCard, Inc. Class A 30,505 10,861
Medical Properties Trust, Inc.(ö) 3,345 71
Merck & Co., Inc. 14,451 1,114
MetLife, Inc. 4,703 286
Morgan Stanley 22,018 1,710
Northern Trust Corp. 3,311 348
PayPal Holdings, Inc.(Æ) 40,923 9,938
People's United Financial, Inc. 3,680 66
PNC Financial Services Group, Inc. (The) 2,876 504
Popular, Inc. 22,053 1,551
Progressive Corp. (The) 1,337 128
Prudential Financial, Inc. 2,506 228
Public Storage(ö) 963 238
Raymond James Financial, Inc. 1,839 225
Regency Centers Corp.(ö) 1,726 98
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Reinsurance Group of America, Inc. Class A 1,509 190
RenaissanceRe Holdings, Ltd. 5 1
Ryman Hospitality Properties, Inc.(Æ)(ö) 12,519 970
SLM Corp. 94,562 1,699
State Street Corp. 2,147 180
Sun Communities, Inc.(ö) 628 94
Synchrony Financial 8,472 344
Travelers Cos., Inc. (The) 3,142 473
Truist Financial Corp. 8,337 486
Two Harbors Investment Corp.(ö) 291,435 2,136
US Bancorp 8,817 488
VEREIT, Inc.(ö) 2,273 88
Visa, Inc. Class A 63,381 13,420
Wells Fargo & Co. 130,331 5,092
Western Union Co. (The) 11,682 288
WP Carey, Inc.(ö) 1,391 98
104,305
Health Care - 14.7%
10x Genomics, Inc. Class A(Æ) 26,482 4,793
Abbott Laboratories 9,989 1,197
AbbVie, Inc. 20,167 2,182
Abiomed, Inc.(Æ) 1,856 592
Agilent Technologies, Inc. 6,993 889
Agios Pharmaceuticals, Inc.(Æ) 2,044 106
Alexion Pharmaceuticals, Inc.(Æ) 10,084 1,542
Align Technology, Inc.(Æ) 12,353 6,690
Alkermes PLC(Æ) 14,653 274
Alnylam Pharmaceuticals, Inc.(Æ) 2,589 366
Amgen, Inc. 2,239 557
Anthem, Inc.(Æ) 1,207 433
AstraZeneca PLC - ADR(Ñ) 25,269 1,256
Baxter International, Inc. 6,149 519
Becton Dickinson and Co. 2,678 651
Biogen, Inc.(Æ) 2,834 793
BioMarin Pharmaceutical, Inc.(Æ) 1,022 77
Bluebird Bio, Inc.(Æ) 3,503 106
Boston Scientific Corp.(Æ) 10,245 396
Bristol-Myers Squibb Co. 38,282 2,417
Cantel Medical Corp.(Æ) 3,882 310
Centene Corp.(Æ) 7,579 484
Cerner Corp. 6,807 489
Cigna Corp. 2,621 634
Cooper Cos., Inc. (The) 1,361 523
Dentsply Sirona, Inc. 3,268 209
DexCom, Inc.(Æ) 948 341
Edwards Lifesciences Corp.(Æ) 91,667 7,666
Eli Lilly & Co. 4,594 858
Envista Holdings Corp.(Æ) 18,972 774
Exact Sciences Corp.(Æ) 1,507 199
Exelixis, Inc.(Æ) 15,276 345
Gilead Sciences, Inc. 7,226 467
GlaxoSmithKline PLC - ADR(Ñ) 37,309 1,332
HCA Healthcare, Inc. 6,053 1,140
Henry Schein, Inc.(Æ) 2,208 153
Hill-Rom Holdings, Inc. 2,362 261
Hologic, Inc.(Æ) 2,266 169
Humana, Inc. 425 178
ICU Medical, Inc.(Æ) 1,174 241
IDEXX Laboratories, Inc.(Æ) 459 225

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Illumina, Inc.(Æ) 466 179
Incyte Corp.(Æ) 5,060 411
Insulet Corp.(Æ) 433 113
Integra LifeSciences Holdings Corp.(Æ) 3,940 272
Intuitive Surgical, Inc.(Æ) 9,520 7,034
Jazz Pharmaceuticals PLC(Æ) 9,775 1,607
Johnson & Johnson 30,550 5,021
Laboratory Corp. of America Holdings(Æ) 2,367 604
Masimo Corp.(Æ) 1,953 449
MEDNAX, Inc.(Æ) 9,580 244
Medtronic PLC 23,654 2,794
Moderna, Inc.(Æ) 3,263 427
Neurocrine Biosciences, Inc.(Æ) 831 81
Penumbra, Inc.(Æ) 1,072 290
Pfizer, Inc. 71,473 2,589
Quest Diagnostics, Inc. 2,890 371
Regeneron Pharmaceuticals, Inc.(Æ) 844 399
ResMed, Inc. 3,433 666
Sage Therapeutics, Inc.(Æ) 2,682 201
Seagen, Inc.(Æ) 1,169 162
STERIS PLC 2,814 536
Stryker Corp. 3,089 752
Teleflex, Inc. 758 315
Thermo Fisher Scientific, Inc. 2,568 1,172
United Therapeutics Corp.(Æ) 2,788 466
UnitedHealth Group, Inc. 6,346 2,361
Universal Health Services, Inc. Class B 3,427 457
Varian Medical Systems, Inc.(Æ) 2,969 524
Veeva Systems, Inc. Class A(Æ) 22,339 5,836
Vertex Pharmaceuticals, Inc.(Æ) 2,854 613
Viatris, Inc. Class W(Æ) 91,558 1,279
West Pharmaceutical Services, Inc. 2,655 748
Zimmer Biomet Holdings, Inc. 11,817 1,892
Zoetis, Inc. Class A 4,914 774
84,473
Materials and Processing - 2.4%
Air Products & Chemicals, Inc. 144 41
Alcoa Corp.(Æ) 29,353 954
Carrier Global Corp. 5,632 238
Copart, Inc.(Æ) 1,742 189
Crown Holdings, Inc. 14,515 1,409
DowDuPont, Inc. 33,833 2,614
Eastman Chemical Co. 12,273 1,352
Ecolab, Inc. 87 19
Fastenal Co. 4,175 210
Huntsman Corp. 84,441 2,434
Lennox International, Inc. 546 170
Linde PLC(Æ) 1,593 446
LyondellBasell Industries NV Class A 2,417 251
Newmont Corp. 38,905 2,345
Owens Corning 4,178 385
Reliance Steel & Aluminum Co. 434 66
Steel Dynamics, Inc. 63 3
Trane Technologies PLC 4,386 726
13,852
Producer Durables - 6.4%
3M Co. 1,939 374
AECOM(Æ) 6,434 412
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ametek, Inc. 5,005 639
Aptiv PLC(Æ) 1,648 227
Boeing Co. (The)(Æ) 1,463 373
Booz Allen Hamilton Holding Corp. Class A 3,149 254
Carlisle Cos., Inc. 2,833 466
CH Robinson Worldwide, Inc. 3,238 309
Chart Industries, Inc.(Æ) 7,056 1,004
Cintas Corp. 1,104 377
CoStar Group, Inc.(Æ) 672 552
CSX Corp. 3,078 297
Cummins, Inc. 3,179 824
Danaher Corp. 4,098 922
Deere & Co. 930 348
Delta Air Lines, Inc.(Æ) 8,188 395
Eaton Corp. PLC 8,586 1,187
Emerson Electric Co. 3,665 331
Expeditors International of Washington, Inc. 1,184 128
FedEx Corp. 5,182 1,472
Flir Systems, Inc. 4,588 259
General Dynamics Corp. 1,440 261
HEICO Corp. 1,206 152
Honeywell International, Inc. 5,092 1,105
Huntington Ingalls Industries, Inc. 597 123
IDEX Corp. 2,079 435
IHS Markit, Ltd.(Æ) 3,232 313
Illinois Tool Works, Inc. 1,625 360
Johnson Controls International PLC(Æ) 18,229 1,088
Kansas City Southern 1,960 517
Keysight Technologies, Inc.(Æ) 918 132
L3Harris Technologies, Inc. 2,996 607
Lockheed Martin Corp. 1,215 449
Middleby Corp.(Æ) 1,748 290
Northrop Grumman Corp. 932 302
Old Dominion Freight Line, Inc. 548 132
Otis Worldwide Corp. 2,816 193
PACCAR Financial Corp. 8,356 776
Paychex, Inc. 7,866 771
Quanta Services, Inc. 6,202 546
Raytheon Co.(Æ) 14,929 1,154
Republic Services, Inc. Class A 3,229 321
Roper Technologies, Inc. 954 385
S&P Global, Inc. 188 66
Snap-on, Inc. 1,486 343
Southwest Airlines Co.(Æ) 6,257 382
Stanley Black & Decker, Inc. 719 144
Textron, Inc. 29,797 1,671
Toro Co. (The) 2,847 294
TreeHouse Foods, Inc.(Æ) 34,703 1,813
Union Pacific Corp. 2,511 553
United Airlines Holdings, Inc.(Æ) 2,219 128
United Parcel Service, Inc. Class B 2,401 408
United Rentals, Inc.(Æ) 1,238 408
Verisk Analytics, Inc. Class A 2,323 410
Vontier Corp.(Æ) 65,857 1,993
Waste Management, Inc. 47,564 6,137
Waters Corp.(Æ) 790 224
Westinghouse Air Brake Technologies Corp. 1,530 121
Xerox Holdings Corp. 13,408 325

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
XPO Logistics, Inc.(Æ) 1,342 165
37,147
Technology - 30.4%
Accenture PLC Class A 4,196 1,159
Activision Blizzard, Inc. 2,116 197
Adobe, Inc.(Æ) 11,674 5,549
Airbnb, Inc. Class A(Æ)(Ñ) 24,983 4,695
Akamai Technologies, Inc.(Æ) 1,356 138
Allegion PLC 1,360 171
Alphabet, Inc. Class A(Æ) 2,609 5,381
Alphabet, Inc. Class C(Æ) 853 1,765
Amdocs, Ltd. 7,218 506
Amphenol Corp. Class A 12,082 797
Ansys, Inc.(Æ) 640 217
Apple, Inc. 101,365 12,382
Applied Materials, Inc. 6,816 911
Arista Networks, Inc.(Æ) 7,173 2,165
Arrow Electronics, Inc.(Æ) 4,616 512
Automatic Data Processing, Inc. 3,807 718
Black Knight, Inc.(Æ) 2,660 197
Booking Holdings, Inc.(Æ) 95 221
Broadcom, Inc. 1,205 559
Broadridge Financial Solutions, Inc. 2,086 319
CACI International, Inc. Class A(Æ) 356 88
Cadence Design Systems, Inc.(Æ) 3,050 418
CDW Corp. 2,415 400
Cisco Systems, Inc. 26,156 1,353
Citrix Systems, Inc. 3,203 450
Cognizant Technology Solutions Corp. Class
A 16,822 1,314
Concentrix Corp.(Æ) 2,413 361
Corning, Inc. 7,541 328
Corteva, Inc. Class W 48,510 2,262
Coupa Software, Inc.(Æ) 19,600 4,988
Datadog, Inc. Class A(Æ) 62,179 5,182
Dell Technologies, Inc. Class C(Æ) 7,292 643
Dolby Laboratories, Inc. Class A 4,325 427
DXC Technology Co.(Æ) 3,665 115
Electronic Arts, Inc. 923 125
F5 Networks, Inc.(Æ) 1,997 417
Facebook, Inc. Class A(Æ) 17,327 5,103
Fidelity National Information Services, Inc. 4,253 598
Fiserv, Inc.(Æ) 2,540 302
Fortinet, Inc.(Æ) 1,247 230
Genpact, Ltd. 10,959 469
Grubhub, Inc.(Æ) 2,448 147
Hewlett Packard Enterprise Co. Class H 33,432 526
HP, Inc.(Æ) 25,392 806
Intel Corp. 31,958 2,045
Intuit, Inc. 1,557 596
Jabil Circuit, Inc. 7,666 400
Jack Henry & Associates, Inc. 2,410 366
Juniper Networks, Inc. 80,920 2,050
Lam Research Corp. 1,088 648
Leidos Holdings, Inc. 3,168 305
Marvell Technology Group, Ltd. 29,280 1,434
Match Group, Inc.(Æ) 53,095 7,294
Micron Technology, Inc.(Æ) 41,776 3,685
Microsoft Corp. 118,763 28,001
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Motorola Solutions, Inc. 1,828 344
NCR Corp.(Æ) 9,340 354
NVIDIA Corp. 3,016 1,610
ON Semiconductor Corp.(Æ) 8,918 371
Oracle Corp. 9,291 652
Paycom Software, Inc.(Æ) 16,913 6,259
Pure Storage, Inc. Class A(Æ) 18,569 400
Salesforce.com, Inc.(Æ) 4,323 916
ServiceNow, Inc.(Æ) 16,277 8,140
Skyworks Solutions, Inc. 1,179 216
Snowflake, Inc. Class A(Æ) 26,070 5,977
SYNNEX Corp. 2,413 277
Synopsys, Inc.(Æ) 3,910 969
Take-Two Interactive Software, Inc.(Æ) 2,156 381
Teradyne, Inc. 4,579 557
Texas Instruments, Inc. 5,899 1,115
Twilio, Inc. Class A(Æ) 29,737 10,133
Tyler Technologies, Inc.(Æ) 267 113
Uber Technologies, Inc.(Æ) 238,440 12,997
VMware, Inc. Class A(Æ)(Ñ) 1,967 296
Western Digital Corp. 4,003 267
Wix.com, Ltd.(Æ) 18,899 5,277
Workday, Inc. Class A(Æ) 542 135
Zoom Video Communications, Inc. Class
A(Æ) 14,351 4,611
Zynga, Inc. Class A(Æ) 38,500 393
175,195
Utilities - 3.2%
American Electric Power Co., Inc. 1,296 110
AT&T, Inc. 99,179 3,001
Avangrid, Inc. 4,903 244
CenterPoint Energy, Inc. 10,109 229
Consolidated Edison Co., Inc. 4,123 308
Dominion Energy, Inc. 1,134 86
DTE Energy Co. 1,968 262
Duke Energy Corp. 6,335 612
Evergy, Inc. 5,903 351
Eversource Energy(Æ) 3,433 297
Exelon Corp. 11,311 495
FirstEnergy Corp. 52,624 1,826
International Business Machines Corp. 4,227 563
National Fuel Gas Co. 2,504 125
NextEra Energy, Inc. 6,860 519
NiSource, Inc. 62,538 1,508
PG&E Corp.(Æ) 11,180 131
Pinnacle West Capital Corp. 1,968 160
PPL Corp. 62,438 1,801
Sempra Energy 1,950 259
Southern Co. (The) 4,650 289
T-Mobile US, Inc.(Æ) 2,129 267
UGI Corp. 21,330 875
Verizon Communications, Inc. 60,152 3,497
Vistra Corp. 4,895 87
WEC Energy Group, Inc.(Æ) 4,835 453
18,355
Total Common Stocks
(cost $370,665) 557,156

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 18,861,026
(∞)
18,857
Total Short-Term Investments
(cost $18,857) 18,857
Other Securities - 1.3%
U.S. Cash Collateral Fund(@)(×) 7,633,566
(∞)
7,634
Total Other Securities
(cost $7,634) 7,634
Total Investments - 101.3%
(identified cost $397,156) 583,647
Other Assets and Liabilities, Net
- (1.3)%
(7,256)
Net Assets - 100.0%
576,391

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 37 USD 7,340 06/21
46
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
46
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 93,961 $ — $ —
$ —
$ 93,961
Consumer Staples 21,476 — —
—
21,476
Energy 8,392 — —
—
8,392
Financial Services 104,305 — —
—
104,305
Health Care 84,473 — —
—
84,473
Materials and Processing 13,852 — —
—
13,852
Producer Durables 37,147 — —
—
37,147
Technology 175,195 — —
—
175,195
Utilities 18,355 — —
—
18,355
Short-Term Investments — — —
18,857
18,857
Other Securities — — —
7,634
7,634
Total Investments 557,156 — — 26,491 583,647
Other Financial Instruments
Assets
Futures Contracts 46 — — — 46
Total Other Financial Instruments
*
$ 46 $ — $ — $ — $ 46
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks – 100.9%
Consumer Discretionary - 15.4%
1-800-Flowers.com, Inc. Class A(Æ) 8,834 244
Academy Sports and Outdoors, Inc.(Æ) 6,304 170
Adtalem Global Education, Inc.(Æ) 2,078 82
AerSale Corp.(Æ)(Ñ) 16,937 208
Altice USA, Inc. Class A(Æ)(Ð) 976 32
Amerco , Inc. 396 243
American Axle & Manufacturing Holdings,
Inc.(Æ) 44,607 431
American Public Education, Inc.(Æ) 2,787 99
America's Car-Mart, Inc.(Æ) 9,117 1,388
Asbury Automotive Group, Inc.(Æ) 1,986 390
B. Riley Financial, Inc. 25,022 1,410
Bally's Corp.(Æ) 6,073 394
Barnes & Noble Education, Inc.(Æ) 13,867 113
Bassett Furniture Industries, Inc. 1,124 27
Beazer Homes USA, Inc.(Æ) 2,650 55
Bed Bath & Beyond, Inc.(Æ) 2,088 61
BJ's Restaurants, Inc.(Æ) 22,646 1,314
BJ's Wholesale Club Holdings, Inc.(Æ) 5,571 250
Bloomin ' Brands, Inc.(Æ) 6,384 173
Bluegreen Vacations Corp. 8,042 87
Boot Barn Holdings, Inc.(Æ) 21,249 1,324
Brinker International, Inc.(Æ) 9,333 663
Cable One, Inc.(Ð) 228 417
Caesars Entertainment, Inc.(Æ) 2,478 217
Caleres , Inc. 69,064 1,505
Canada Goose Holdings, Inc.(Æ)(Ñ) 2,150 84
Cardlytics, Inc.(Æ) 1,571 172
Carriage Services, Inc. Class A 1,471 52
Carrols Restaurant Group, Inc.(Æ) 52,741 316
Cavco Industries, Inc.(Æ) 3,094 698
Celestica, Inc.(Æ) 33,221 278
Central Garden & Pet Co. Class A(Æ)(Û) 2,321 120
Century Casinos, Inc.(Æ) 1,208 12
Century Communities, Inc.(Æ) 2,247 136
Cheesecake Factory, Inc. (The)(Æ) 1,366 80
Churchill Downs, Inc. 959 218
Citi Trends, Inc.(Æ) 652 55
Cooper Tire & Rubber Co. 2,939 165
Cooper-Standard Holdings, Inc.(Æ)(Û) 5,692 207
Coty, Inc. Class A(Æ) 10,994 99
Cracker Barrel Old Country Store, Inc. 681 118
Dana Holding Corp. 20,292 494
Deckers Outdoor Corp.(Æ) 670 221
Del Taco Restaurants, Inc.(Æ) 34,985 335
Delta Apparel, Inc.(Æ) 14,893 404
Denny's Corp.(Æ) 13,532 245
Designer Brands, Inc. Class A(Æ) 25,209 439
Dillard's, Inc. Class A 723 70
Dine Brands Global, Inc.(Æ) 1,209 109
Drive Shack, Inc.(Æ) 57,017 183
Entercom Communications Corp. Class A(Æ) 39,508 208
Everi Holdings, Inc.(Æ) 15,610 220
EW Scripps Co. (The) Class A 8,611 166
First Cash Financial Services, Inc. 1,207 79
Fossil Group, Inc.(Æ) 24,941 309
Franklin Covey Co.(Æ) 5,279 149
GAN, Ltd.(Æ) 5,887 107
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Genesco, Inc.(Æ) 11,608 552
G-III Apparel Group, Ltd.(Æ) 5,231 158
Golden Entertainment, Inc.(Æ) 12,358 312
Goodyear Tire & Rubber Co. (The)(Æ)(Û) 24,233 426
GoPro, Inc. Class A(Æ)(Ð) 13,794 161
Gray Television, Inc. 13,681 252
Group 1 Automotive, Inc. 2,014 318
H&R Block, Inc. 9,969 217
HealthStream , Inc.(Æ)(Û) 2,681 60
Hibbett Sports, Inc.(Æ) 1,231 85
Houghton Mifflin Harcourt Co.(Æ)(Ð) 7,724 59
iHeartMedia , Inc. Class A(Æ) 14,437 262
iMedia Brands, Inc.(Æ) 16,334 127
International Game Technology PLC(Æ) 10,916 175
IntriCon Corp.(Æ) 5,952 153
Jack in the Box, Inc. 950 104
KB Home 3,448 160
Kontoor Brands, Inc. 12,373 600
Landsea Homes Corp.(Æ) 46,174 441
La-Z-Boy, Inc. 2,597 110
Liberty TripAdvisor Holdings, Inc. Class
A(Æ) 25,157 161
Lithia Motors, Inc. Class A 817 319
Lovesac Co. (The)(Æ) 1,334 76
Lumber Liquidators Holdings, Inc.(Æ) 1,566 39
M/I Homes, Inc.(Æ) 2,217 131
Macy's, Inc.(Æ) 5,139 83
Madison Square Garden Entertainment Corp.
(Æ) 7,800 638
Madison Square Garden Sports Corp. Class
A(Æ) 2,931 526
Marchex , Inc. Class B(Æ) 4,000 11
Marriott Vacations Worldwide Corp.(Æ) 1,824 317
Meritage Homes Corp.(Æ) 1,952 179
Mohawk Group Holdings, Inc.(Æ)(Ñ) 13,168 388
Motorcar Parts of America, Inc.(Æ) 6,361 143
Nexstar Media Group, Inc. Class A 1,351 190
Noodles & Co. Class A(Æ) 1,800 19
nVent Electric PLC 4,035 113
OneWater Marine, Inc. Class A(Æ) 816 33
Papa John's International, Inc. 1,503 133
PARTS iD , Inc.(Æ) 28,006 220
Penn National Gaming, Inc.(Æ) 2,563 269
Perdoceo Education Corp.(Æ)(Ð) 5,137 61
PetIQ , Inc.(Æ)(Ñ) 17,035 601
Planet Fitness, Inc. Class A(Æ) 1,564 121
Playa Hotels & Resorts NV(Æ) 24,218 177
PLBY Group, Inc.(Æ)(Ñ) 9,894 194
Potbelly Corp.(Æ) 18,187 107
Qurate Retail, Inc. Class A 58,811 692
Rent-A-Center, Inc. Class A 960 55
Restoration Hardware(Æ) 227 135
REV Group, Inc. 1,542 30
Revolve Group, Inc.(Æ) 1,567 70
Sally Beauty Holdings, Inc.(Æ) 7,755 156
Scientific Games Corp. Class A(Æ) 7,062 272
SeaWorld Entertainment, Inc.(Æ) 3,571 177
Service Corp. International 1,320 67
Signet Jewelers, Ltd.(Æ) 4,025 233
Sinclair Broadcast Group, Inc. Class A 4,067 119

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Skyline Champion Corp.(Æ) 19,740 893
SMART Global Holdings, Inc.(Æ) 19,420 893
Sonic Automotive, Inc. Class A 2,355 117
Stamps.com, Inc.(Æ) 1,271 254
Steven Madden, Ltd. 2,970 111
Stride, Inc.(Æ) 7,166 216
Taylor Morrison Home Corp. Class A(Æ) 4,469 138
TEGNA, Inc. 8,701 164
Tenneco, Inc. Class A(Æ) 7,365 79
Texas Roadhouse, Inc. Class A 8,657 831
The Aaron's Co., Inc. 24,813 637
Tilly's, Inc. Class A(Æ) 21,726 246
Townsquare Media, Inc. Class A(Æ) 32,388 348
Travelzoo , Inc.(Æ)(Û) 9,313 156
TripAdvisor, Inc.(Æ) 1,874 101
Universal Electronics, Inc.(Æ) 6,775 372
Universal Technical Institute, Inc.(Æ) 2,161 13
Urban Outfitters, Inc.(Æ) 4,494 167
Vera Bradley, Inc.(Æ) 1,285 13
Viad Corp.(Æ) 4,039 169
Vista Outdoor, Inc.(Æ) 5,423 174
Visteon Corp.(Æ) 2,194 268
WideOpenWest , Inc.(Æ) 2,650 36
Wingstop , Inc.(Û) 2,159 275
Winnebago Industries, Inc. 1,823 140
Wolverine World Wide, Inc. 31,719 1,215
WW International, Inc.(Æ) 3,056 96
Wyndham Hotels & Resorts, Inc.(Û) 16,421 1,146
YETI Holdings, Inc.(Æ) 8,863 640
Zillow Group, Inc. Class A(Æ)(Û) 3,856 507
Zumiez , Inc.(Æ) 3,057 131
40,378
Consumer Staples - 3.2%
Adecoagro SA(Æ) 56,963 448
Albertsons Co., Inc. Class A 8,375 160
Andersons, Inc. (The) 2,637 72
Boston Beer Co., Inc. Class A(Æ) 176 212
Bunge, Ltd.(Û) 6,342 503
Coca-Cola Bottling Co. 326 94
Core-Mark Holding Co., Inc. 1,060 41
elf Beauty, Inc.(Æ) 62,655 1,680
Energizer Holdings, Inc. - GDR(Æ) 13,234 524
Fresh Del Monte Produce, Inc. 9,482 272
Freshpet , Inc.(Æ) 635 101
Grocery Outlet Holding Corp.(Æ) 15,296 563
Helen of Troy, Ltd.(Æ) 793 167
Herbalife Nutrition, Ltd.(Æ)(Û) 4,664 207
J&J Snack Foods Corp. 529 83
Lancaster Colony Corp. 595 104
Lifevantage Corp.(Æ) 1,885 18
Medifast , Inc. 919 195
National Vision Holdings, Inc.(Æ) 2,413 106
Nomad Foods, Ltd.(Æ) 17,058 468
Performance Food Group Co.(Æ) 10,161 586
Pilgrim's Pride Corp.(Æ) 5,478 130
Post Holdings, Inc.(Æ) 990 105
Primo Water Corp. 31,716 516
Quanex Building Products Corp. 4,332 114
Rite Aid Corp.(Æ) 4,632 95
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sanderson Farms, Inc.(Ð) 1,071 167
Spectrum Brands Holdings, Inc. 3,452 293
SunOpta , Inc.(Æ) 8,260 122
Turning Point Brands, Inc. 2,480 129
WD-40 Co. 495 152
8,427
Energy – 3.0%
Aemetis , Inc.(Æ) 6,359 156
Antero Resources Corp.(Æ) 7,884 80
Arch Coal, Inc.(Æ)(Û) 4,171 174
Berry Petroleum Corp. 17,184 95
ChampionX Corp.(Æ) 47,289 1,027
Delek US Holdings, Inc. 1,240 27
EQT Corp.(Æ) 10,059 187
Exterran Corp.(Æ) 1,223 4
Golar LNG, Ltd.(Æ) 5,616 57
Green Brick Partners, Inc.(Æ) 54,916 1,244
Green Plains, Inc. 4,848 131
Matrix Service Co.(Æ) 36,320 476
Nabors Industries, Inc.(Æ) 479 45
National Energy Services Reunited Corp.(Æ) 37,491 463
Natural Gas Services Group, Inc.(Æ) 22,427 212
Newpark Resources, Inc.(Æ) 71,433 225
NexTier Oilfield Solutions, Inc.(Æ) 111,140 412
NOW, Inc.(Æ) 21,219 214
Oceaneering International, Inc.(Æ) 10,858 124
Oil States International, Inc.(Æ) 1,367 8
Par Pacific Holdings, Inc.(Æ) 5,997 85
PDC Energy, Inc.(Æ)(Ð) 4,786 165
Peabody Energy Corp.(Æ) 11,317 35
REX American Resources Corp.(Æ)(Ð) 661 56
Select Energy Services, Inc. Class A(Æ) 22,015 110
SM Energy Co. 22,279 365
SunCoke Energy, Inc. 8,930 63
Sunrun , Inc.(Æ) 2,161 131
Talon Metals Corp.(Æ) 183,000 103
Targa Resources Corp.(Û) 10,591 336
TPI Composites, Inc.(Æ) 8,898 501
US Silica Holdings, Inc.(Æ) 1,000 12
Warrior Met Coal, Inc. 15,676 269
Weatherford International PLC(Æ) 7,197 92
World Fuel Services Corp. 5,021 177
7,861
Financial Services - 21.4%
1st Source Corp. 2,273 108
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust(Æ) 8,526 501
Agree Realty Corp.(ö) 1,342 90
Alleghany Corp.(Æ)(Ð) 654 410
Alliance Data Systems Corp. 5,274 591
Ally Financial, Inc. 1,283 58
Alpine Income Property Trust, Inc.(ö) 8,530 148
Altabank Corp.(Æ) 985 41
Amalgamated Financial Corp. 12,149 202
American Campus Communities, Inc.(Ð)(ö) 6,652 287
American Equity Investment Life Holding
Co. 9,201 290
Ameris Bancorp 12,767 670

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amerisafe , Inc. 1,593 102
Apple Hospitality REIT, Inc.(ö) 21,269 310
Argo Group International Holdings, Ltd. 2,389 120
Armada Hoffler Properties, Inc.(ö) 2,046 26
Assurant, Inc. 145 21
Atlantic Capital Bancshares, Inc.(Æ) 14,557 351
Atlantic Union Bankshares Corp.(Æ) 4,147 159
Axis Capital Holdings, Ltd. 8,301 411
Axos Financial, Inc.(Æ) 3,338 157
Banc of California, Inc. 55,170 996
Bancorp, Inc. (The)(Æ)(Ð) 1,668 35
BancorpSouth Bank 4,824 157
BankUnited , Inc. 6,324 278
Banner Corp. 2,200 117
Blackstone Mortgage Trust, Inc. Class A(ö) 9,109 282
Blucora , Inc.(Æ) 30,192 503
Bridgewater Bancshares, Inc.(Æ) 611 10
Brighthouse Financial, Inc.(Æ)(Û) 8,161 361
Brixmor Property Group, Inc.(ö) 25,614 518
Broadmark Realty Capital, Inc.(ö) 15,560 163
Byline Bancorp, Inc. 16,667 353
Cadence Bancorp 46,703 969
Capital City Bank Group, Inc. 13,619 355
Capstar Financial Holdings, Inc. 28,221 487
Carter Bankshares , Inc.(Æ) 1,194 17
Cathay General Bancorp 4,027 164
CBTX, Inc. 1,368 42
Century Bancorp, Inc. Class A 2,836 265
Chatham Lodging Trust(Æ)(ö) 4,100 54
CIT Group, Inc. 3,377 174
Civista Bancshares, Inc. 16,385 376
Coastal Financial Corp.(Æ) 1,218 32
Columbia Banking System, Inc. 3,860 166
Community Bank System, Inc. 1,604 123
Community Bankers Trust Corp. 10,201 90
CorEnergy Infrastructure Trust, Inc.(ö) 780 6
CorePoint Lodging, Inc.(Æ)(ö) 3,843 35
Cowen Group, Inc. Class A 13,536 476
CTO Realty Growth, Inc.(ö) 11,126 579
Curo Group Holdings Corp. 8,241 120
Customers Bancorp, Inc.(Æ) 2,041 65
CVB Financial Corp. 4,428 98
Diversified Healthcare Trust(Æ) 2,500 12
Donegal Group, Inc. Class A 86 1
Eagle Bancorp, Inc. 2,909 155
EastGroup Properties, Inc.(ö) 1,178 169
Ellington Financial, Inc.(ö) 4,606 74
Emerald Holding, Inc.(Æ) 30,853 170
Encore Capital Group, Inc.(Æ)(Ð) 3,050 123
Enova International, Inc.(Æ) 3,408 121
Enstar Group, Ltd.(Æ) 541 133
Equity Commonwealth(ö) 11,930 332
Essent Group, Ltd. 12,226 581
Essential Properties Realty Trust, Inc.(ö) 5,455 125
Evans Bancorp, Inc. 2,760 94
eXp World Holdings, Inc.(Æ)(Ð) 775 35
EZCORP, Inc. Class A(Æ) 4,302 21
Fathom Holdings, Inc.(Æ)(Ñ) 4,189 153
FB Financial Corp. 5,874 261
Federal Agricultural Mortgage Corp. Class C 6,909 696
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Federated Hermes, Inc. Class B 4,440 139
First BanCorp 6,635 289
First Financial Bankshares , Inc. 3,746 175
First Financial Corp. 366 16
First Foundation, Inc. 35,789 839
First Interstate BancSystem , Inc. Class A 9,989 460
First Midwest Bancorp, Inc. 5,754 126
Flagstar Bancorp, Inc. 4,126 186
Fly Leasing, Ltd. - ADR 12,664 213
Forestar Group, Inc.(Æ) 1,225 29
Franchise Group, Inc.(Æ) 23,459 846
Fulton Financial Corp. 7,734 132
Gaming and Leisure Properties, Inc.(ö)(Û) 23,827 1,011
Genworth Financial, Inc. Class A(Æ) 35,477 118
GEO Group, Inc. (The)(Ð)(ö) 8,749 68
Glacier Bancorp, Inc. 2,595 148
Great Western Bancorp, Inc. 3,455 105
Green Dot Corp. Class A(Æ)(Û) 8,373 384
Greenlight Capital Re, Ltd. Class A(Æ) 921 8
Guaranty Bancshares, Inc.(Û) 433 16
Hallmark Financial Services, Inc.(Æ) 19,642 76
Hancock Holding Co. 4,324 182
Hanmi Financial Corp. 2,636 52
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) 1,102 62
Hanover Insurance Group, Inc. (The) 2,431 315
HarborOne Bancorp, Inc. 14,481 195
Healthcare Realty Trust, Inc.(ö) 2,966 90
Heartland Financial USA, Inc. 1,657 83
Heritage Financial Corp. 7,514 212
Heritage Insurance Holdings, Inc. 343 4
Hilltop Holdings, Inc. 3,429 117
Home Bancorp, Inc.(Û) 239 9
Home BancShares , Inc. 28,079 760
HomeStreet , Inc. 23,311 1,027
HomeTrust Bancshares, Inc.(Û) 643 16
Hope Bancorp, Inc. 8,861 133
Houlihan Lokey , Inc. Class A 4,106 273
I3 Verticals, Inc. Class A(Æ)(Ñ) 28,319 880
Independence Realty Trust, Inc.(ö) 38,905 591
Independent Bank Corp.(Û) 22,321 528
Independent Bank Group, Inc. 2,056 149
Industrial Logistics Properties Trust(ö) 7,046 163
Invesco Mortgage Capital, Inc.(Ñ)(ö) 23,511 94
Investors Bancorp, Inc. 10,393 153
iStar , Inc.(ö) 7,801 139
James River Group Holdings, Ltd.(Ð) 4,486 205
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
Kearny Financial Corp. 59,201 715
Kemper Corp. 3,317 264
Kennedy-Wilson Holdings, Inc. 2,000 40
Ladder Capital Corp. Class A(ö) 13,162 155
Lakeland Financial Corp. 3,131 217
LendingClub Corp.(Æ) 8,947 148
LendingTree , Inc.(Æ)(Ñ) 973 207
Lexington Realty Trust(ö) 9,300 103
Live Oak Bancshares, Inc.(Ð) 1,093 75
LTC Properties, Inc.(ö) 5,422 226
Merchants Bancorp 1,628 68
Meridian Bancorp, Inc. 15,699 289

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Metropolitan Bank Holding Corp.(Æ) 163 8
MFA Financial, Inc.(ö) 52,695 214
Mr. Cooper Group, Inc.(Æ) 4,275 149
National Bank Holdings Corp. Class A 19,205 762
National Health Investors, Inc.(ö) 1,385 100
NBT Bancorp, Inc. 2,833 113
New Senior Investment Group, Inc.(ö) 3,921 24
Newmark Group, Inc. Class A 17,660 177
NexPoint Residential Trust, Inc.(ö) 380 18
NMI Holdings, Inc. Class A(Æ) 29,916 707
Northeast Bank 13,143 347
Northrim BanCorp , Inc. 343 15
Northwest Bancshares, Inc. 8,889 128
ODP Corp. (The)(Æ) 4,206 182
Office Properties Income Trust(ö) 3,622 100
OFG Bancorp 3,285 74
Old National Bancorp 4,866 94
Old Second Bancorp, Inc. 29,591 391
Open Lending Corp. Class A(Æ) 3,775 134
Origin Bancorp, Inc. 634 27
PCSB Financial Corp. 39,595 658
Peapack Gladstone Financial Corp. 390 12
PennyMac Financial Services, Inc. 5,317 356
Peoples Bancorp, Inc. 20,984 696
Physicians Realty Trust(ö) 6,466 114
Piedmont Office Realty Trust, Inc. Class A(ö) 2,277 40
PJT Partners, Inc. Class A 236 16
Plymouth Industrial REIT, Inc.(ö) 19,050 321
Popular, Inc.(Û) 15,439 1,086
Postal Realty Trust, Inc. Class A(ö) 21,250 365
Potlatch Corp.(ö) 8,165 432
Premier Financial Corp. 24,966 829
Primis Financial Corp.(Æ) 12,915 188
ProAssurance Corp. 2,986 80
PROG Holdings, Inc. 13,718 594
Provident Financial Services, Inc. 5,500 123
PS Business Parks, Inc.(ö) 731 113
QCR Holdings, Inc. 874 41
Radian Group, Inc. 7,759 180
RE/MAX Holdings, Inc. Class A 1,875 74
Realogy Holdings Corp.(Æ) 8,983 136
Redfin Corp.(Æ) 2,952 197
Reinsurance Group of America, Inc. Class
A(Û) 3,417 431
RenaissanceRe Holdings, Ltd.(Ð) 2,538 407
Renasant Corp. 2,340 97
Repay Holdings Corp.(Æ) 16,750 393
Retail Value, Inc.(ö) 718 13
RLI Corp. 1,050 117
RLJ Lodging Trust(ö) 18,991 294
RMR Group, Inc. (The) Class A 9,918 405
Ryman Hospitality Properties, Inc.(Æ)(ö) 2,023 157
Sabra Health Care REIT, Inc.(ö) 5,084 88
Safety Insurance Group, Inc. 1,478 125
Santander Consumer USA Holdings, Inc. 2,431 66
Selective Insurance Group, Inc. 1,830 133
Selectquote , Inc.(Æ) 4,099 121
ServisFirst Bancshares, Inc. 2,802 172
Shore Bancshares, Inc. 9,803 167
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Silvercrest Asset Management Group, Inc.
Class A 19,112 275
Silvergate Capital Corp. Class A(Æ) 596 85
Simmons First National Corp. Class A 4,873 145
SLM Corp.(Û) 17,880 321
SmartFinancial , Inc. 1,285 28
South State Corp. 4,890 384
SP Plus Corp.(Æ) 28,150 922
Spirit of Texas Bancshares, Inc. 647 14
Spirit Realty Capital, Inc.(ö) 4,685 199
STAG Industrial, Inc.(ö) 4,348 146
Stewart Information Services Corp.(Û) 5,487 285
Stifel Financial Corp. 3,410 218
StoneX Group, Inc.(Æ) 9,536 623
Summit Hotel Properties, Inc.(Æ)(ö) 43,246 439
Sunstone Hotel Investors, Inc.(Æ)(ö) 8,428 105
Terreno Realty Corp.(ö) 1,950 113
Territorial Bancorp, Inc. 18,988 502
Texas Capital Bancshares, Inc.(Æ) 6,927 492
Tiptree Financial, Inc. Class A 30,544 273
TriCo Bancshares 7,449 353
Triumph Bancorp, Inc.(Æ) 13,474 1,042
Trustmark Corp. 3,378 114
UMB Financial Corp. 1,925 178
UMH Properties, Inc.(ö) 42,638 816
United Bankshares , Inc. 4,497 173
United Community Banks, Inc. 4,852 166
United Fire Group, Inc. 1,278 44
United Insurance Holdings Corp. 3,684 27
Universal Insurance Holdings, Inc. 5,339 77
Valley National Bancorp 13,286 183
Velocity Financial, Inc.(Æ) 14,427 128
Veritex Holdings, Inc. 21,269 696
Voya Financial, Inc.(Û) 5,746 366
Walker & Dunlop, Inc. 1,070 110
Washington Trust Bancorp, Inc. 9,171 473
Webster Financial Corp. 9,561 527
Western Alliance Bancorp 1,590 150
WSFS Financial Corp. 2,159 107
55,998
Health Care - 15.9%
Acadia Healthcare Co., Inc.(Æ) 1,409 81
Accuray , Inc.(Æ) 9,559 47
Adverum Biotechnologies, Inc.(Æ) 7,648 75
Aeglea BioTherapeutics , Inc.(Æ) 1,531 12
Aerie Pharmaceuticals, Inc.(Æ)(Ð) 3,976 71
Agenus, Inc.(Æ) 25,408 69
Agios Pharmaceuticals, Inc.(Æ)(Ð) 4,882 252
Akebia Therapeutics, Inc.(Æ)(Ð) 16,284 55
Alector , Inc.(Æ) 5,236 105
Alkermes PLC(Æ)(Û) 14,200 265
Allakos , Inc.(Æ) 1,468 168
Allogene Therapeutics, Inc.(Æ) 5,135 181
Allscripts Healthcare Solutions, Inc.(Æ)(Û) 20,047 301
Alphatec Holdings, Inc.(Æ) 11,291 178
Amicus Therapeutics, Inc.(Æ) 12,702 125
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 7,522 51
Anavex Life Sciences Corp.(Æ)(Ñ) 17,807 266
AngioDynamics , Inc.(Æ) 2,087 49

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ANI Pharmaceuticals, Inc.(Æ) 15,637 565
Anika Therapeutics, Inc.(Æ) 20,086 820
Apellis Pharmaceuticals, Inc.(Æ) 6,550 281
Applied Genetic Technologies Corp.(Æ)(Ð) 3,075 16
Ardelyx , Inc.(Æ)(Ð) 5,552 37
Arrowhead Pharmaceuticals, Inc.(Æ) 4,382 291
Assertio Holdings, Inc.(Æ) 13,046 9
Atara Biotherapeutics , Inc.(Æ) 1,648 24
Athenex , Inc.(Æ) 5,406 23
Athersys , Inc.(Æ)(Ñ) 56,759 102
Avid Bioservices , Inc.(Æ) 102,655 1,872
AVROBIO, Inc.(Æ)(Ð) 3,406 43
Beam Therapeutics, Inc.(Æ)(Ñ) 2,926 234
Beyondspring , Inc.(Æ) 1,261 14
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 2,594 177
BioLife Solutions, Inc.(Æ) 57,670 2,077
Biomerica , Inc.(Æ) 23,030 126
Bioxcel Therapeutics, Inc.(Æ)(Ñ) 1,536 66
Bluebird Bio, Inc.(Æ)(Ð) 5,444 164
Blueprint Medicines Corp.(Æ) 2,337 227
BridgeBio Pharma, Inc.(Æ) 2,905 179
Cara Therapeutics, Inc.(Æ)(Ð) 4,209 91
Cardiovascular Systems, Inc.(Æ)(Ð) 1,897 73
Castlight Health, Inc. Class B(Æ) 10,899 16
Catalyst Pharmaceuticals, Inc.(Æ) 7,800 36
ChemoCentryx , Inc.(Æ) 2,169 111
Chiasma, Inc.(Æ) 10,995 34
Chimerix , Inc.(Æ) 13,970 135
Coherus Biosciences, Inc.(Æ)(Ð) 4,220 62
Community Health Systems, Inc.(Æ) 14,861 201
Computer Programs & Systems, Inc. 2,613 80
Concert Pharmaceuticals, Inc.(Æ)(Ð) 2,742 14
CONMED Corp. 5,080 663
Constellation Pharmaceuticals, Inc.(Æ) 3,682 86
CorVel Corp.(Æ) 2,076 213
Crinetics Pharmaceuticals, Inc.(Æ) 921 14
Cross Country Healthcare, Inc.(Æ)(Ð) 1,799 22
CryoLife , Inc.(Æ) 6,444 146
Cutera , Inc.(Æ)(Ð) 1,506 45
Cyclerion Therapeutics, Inc.(Æ) 2,399 7
Cytokinetics, Inc.(Æ) 6,456 150
CytomX Therapeutics, Inc.(Æ) 6,236 48
Deciphera Pharmaceuticals, Inc.(Æ) 5,592 250
Denali Therapeutics, Inc.(Æ) 3,354 192
Dicerna Pharmaceuticals, Inc.(Æ) 5,215 133
Eagle Pharmaceuticals, Inc.(Æ) 2,697 113
Editas Medicine, Inc.(Æ) 3,629 152
Eiger BioPharmaceuticals , Inc.(Æ) 14,293 126
Emergent BioSolutions , Inc.(Æ) 2,839 264
Enanta Pharmaceuticals, Inc.(Æ) 3,119 154
Endo International PLC(Æ) 10,410 77
Ensign Group, Inc. (The) 7,139 671
Epizyme , Inc.(Æ) 11,235 98
Esperion Therapeutics, Inc.(Æ)(Ñ) 3,143 88
Exelixis , Inc.(Æ)(Ð) 11,521 260
Fate Therapeutics, Inc.(Æ) 3,088 255
Fennec Pharmaceuticals, Inc.(Æ) 6,778 42
FibroGen , Inc.(Æ) 4,252 148
Flexion Therapeutics, Inc.(Æ)(Ð) 4,605 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Forma Therapeutics Holdings, Inc.(Æ) 1,971 55
Frequency Therapeutics, Inc.(Æ)(Ñ) 4,142 39
Fulgent Genetics, Inc.(Æ)(Ñ) 7,414 717
G1 Therapeutics, Inc.(Æ) 871 21
Global Blood Therapeutics, Inc.(Æ)(Ð) 2,386 97
Gossamer Bio, Inc.(Æ)(Ð) 5,799 54
Halozyme Therapeutics, Inc.(Æ) 7,998 333
Hanger, Inc.(Æ) 2,086 48
Heron Therapeutics, Inc.(Æ) 12,328 199
Heska Corp.(Æ) 7,886 1,329
Homology Medicines, Inc.(Æ) 2,649 25
iCAD , Inc.(Æ)(Ñ) 10,593 225
IGM Biosciences, Inc.(Æ)(Ñ) 1,136 87
ImmunityBio , Inc.(Æ)(Ñ) 10,051 239
Infinity Pharmaceuticals, Inc.(Æ) 1,113 4
InfuSystems Holdings, Inc.(Æ) 55,229 1,125
Inotiv , Inc.(Æ) 3,821 76
Insmed , Inc.(Æ) 3,962 135
Inspire Medical Systems, Inc.(Æ) 1,612 334
Intellia Therapeutics, Inc.(Æ) 3,809 306
Intercept Pharmaceuticals, Inc.(Æ)(Ð) 2,756 64
Intersect ENT, Inc.(Æ) 3,241 68
Invacare Corp. 39,431 316
Invitae Corp.(Æ)(Ñ) 1,435 55
Ionis Pharmaceuticals, Inc.(Æ) 740 33
iRadimed Corp.(Æ) 30,731 793
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 11,854 133
Jazz Pharmaceuticals PLC(Æ)(Û) 2,271 373
Kiniksa Pharmaceuticals, Ltd. Class A(Æ) 1,545 29
Kodiak Sciences, Inc.(Æ) 1,895 215
Kura Oncology, Inc.(Æ) 2,610 74
Kymera Therapeutics, Inc.(Æ) 3,034 118
Lannett Co., Inc.(Æ) 3,656 19
Lantheus Holdings, Inc.(Æ) 29,864 638
LeMaitre Vascular, Inc. 20,161 984
LHC Group, Inc.(Æ) 4,156 796
LivaNova PLC(Æ)(Ð) 3,998 295
MacroGenics , Inc.(Æ) 5,407 172
Medpace Holdings, Inc.(Æ) 5,535 909
MeiraGTx Holdings PLC(Æ)(Ð) 1,279 18
Merit Medical Systems, Inc.(Æ) 1,855 111
Minerva Neurosciences, Inc.(Æ) 6,607 19
Mirati Therapeutics, Inc.(Æ) 703 120
ModivCare , Inc.(Æ) 3,365 498
Molina Healthcare, Inc.(Æ)(Ð) 2,094 489
Morphic Holding, Inc.(Æ) 939 59
Mustang Bio, Inc.(Æ) 9,303 31
Myriad Genetics, Inc.(Æ) 6,734 205
Natera , Inc.(Æ) 1,245 126
Natus Medical, Inc.(Æ) 18,413 471
Nektar Therapeutics(Æ)(Ð) 1,460 29
Neogen Corp.(Æ) 8,388 747
NeoGenomics , Inc.(Æ) 13,548 653
NextGen Healthcare, Inc.(Æ) 15,711 284
NGM Biopharmaceuticals, Inc.(Æ) 1,408 41
Novavax , Inc.(Æ) 2,612 474
Novocure , Ltd.(Æ)(Ð) 2,000 264
Omnicell , Inc.(Æ) 2,448 318
Optinose , Inc.(Æ) 1,664 6

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Option Care Health, Inc.(Æ) 7,518 133
Orthofix Medical, Inc.(Æ) 2,210 96
Pacific Biosciences of California, Inc.(Æ) 10,109 337
Paratek Pharmaceuticals, Inc.(Æ)(Ð) 2,947 21
Pennant Group, Inc. (The)(Æ) 8,910 408
Poseida Therapeutics, Inc.(Æ) 1,000 10
PRA Health Sciences, Inc.(Æ) 2,392 367
Prothena Corp. PLC(Æ)(Ð) 3,170 80
PTC Therapeutics, Inc.(Æ) 4,899 232
Quidel Corp.(Æ)(Ð) 1,673 214
R1 RCM, Inc.(Æ) 4,971 123
Radius Health, Inc.(Æ) 4,621 96
RadNet , Inc.(Æ) 43,789 953
Recro Pharma, Inc.(Æ) 30,766 86
REGENXBIO, Inc.(Æ)(Ð) 1,752 60
Relay Therapeutics, Inc.(Æ) 4,176 144
Repligen Corp.(Æ) 4,865 947
Revolution Medicines, Inc.(Æ) 3,465 159
Sage Therapeutics, Inc.(Æ) 669 50
Sangamo BioSciences , Inc.(Æ) 9,375 117
Sarepta Therapeutics, Inc.(Æ) 646 48
Selecta Biosciences, Inc.(Æ) 10,867 49
SI-BONE, Inc.(Æ) 5,571 177
Sorrento Therapeutics, Inc.(Æ)(Ñ) 7,187 59
Spectrum Pharmaceuticals, Inc.(Æ) 5,340 17
Stereotaxis , Inc.(Æ) 24,972 168
Strongbridge Biopharma PLC(Æ)(Ð) 2,313 6
Surmodics , Inc.(Æ) 472 26
Sutro Biopharma, Inc.(Æ)(Ð) 2,711 62
Syndax Pharmaceuticals, Inc.(Æ) 5,239 117
Syneos Health, Inc. Class A(Æ) 1,954 148
Syros Pharmaceuticals, Inc.(Æ) 2,700 20
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 2,683 124
Tactile Systems Technology, Inc.(Æ) 11,923 650
Tenet Healthcare Corp.(Æ) 6,704 349
TG Therapeutics, Inc.(Æ) 6,413 309
Theravance Biopharma, Inc.(Æ)(Ð) 4,116 84
Travere Therapeutics, Inc.(Æ) 4,628 116
Tricida , Inc.(Æ) 4,504 24
Turning Point Therapeutics, Inc.(Æ) 1,774 168
Twist Bioscience Corp.(Æ) 1,710 212
Ultragenyx Pharmaceutical, Inc.(Æ) 2,283 260
United Therapeutics Corp.(Æ)(Û) 2,468 413
UNITY Biotechnology, Inc.(Æ) 2,827 17
Utah Medical Products, Inc. 10,948 949
Vanda Pharmaceuticals, Inc.(Æ)(Ð) 4,318 65
Varex Imaging Corp.(Æ)(Ð) 5,401 111
Veracyte , Inc.(Æ) 2,705 145
ViewRay , Inc.(Æ) 26,763 116
Vir Biotechnology, Inc.(Æ) 3,354 172
Voyager Therapeutics, Inc.(Æ) 3,779 18
WaVe Life Sciences, Ltd.(Æ) 1,640 9
Xencor , Inc.(Æ) 2,617 113
Zentalis Pharmaceuticals, Inc.(Æ) 2,369 103
Zogenix , Inc.(Æ) 641 13
41,574
Materials and Processing - 9.0%
Advanced Drainage Systems, Inc. 1,035 107
AdvanSix , Inc.(Æ) 2,057 55
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
A-Mark Precious Metals, Inc. 542 20
American Vanguard Corp. 23,261 475
American Woodmark Corp.(Æ) 1,206 119
Apogee Enterprises, Inc. 3,266 134
Arconic Corp.(Æ) 30,409 772
Ardagh Group SA 230 6
Ashland Global Holdings, Inc.(Û) 3,580 318
Atkore International Group, Inc.(Æ) 3,890 280
Beacon Roofing Supply, Inc.(Æ) 10,833 567
Belden, Inc. 2,220 99
Boise Cascade Co. 3,315 198
BrightView Holdings, Inc.(Æ) 12,735 214
Builders FirstSource , Inc.(Æ) 9,601 445
Cabot Corp. 3,022 158
Caesarstone , Ltd. 9,614 132
Carpenter Technology Corp. 3,342 138
Chemours Co. (The) 10,360 289
Clearwater Paper Corp.(Æ)(Ð) 1,382 52
Constellium SE(Æ) 21,206 312
Culp, Inc. 54,515 839
Eagle Materials, Inc. 7,381 992
Element Solutions, Inc.(Æ)(Û) 58,625 1,072
Haynes International, Inc. 2,640 78
Huntsman Corp. 13,240 382
Ingevity Corp.(Æ) 9,660 730
Installed Building Products, Inc. 1,436 159
Insteel Industries, Inc. 45,632 1,406
Interface, Inc. Class A(Ð) 5,921 74
Koppers Holdings, Inc.(Æ) 32,342 1,124
Kraton Corp.(Æ)(Ð) 1,971 72
Kronos Worldwide, Inc. 10,810 165
Landec Corp.(Æ) 34,216 363
LB Foster Co. Class A(Æ) 343 6
LiqTech International, Inc.(Æ)(Ñ) 92,122 745
Louisiana-Pacific Corp.(Û) 9,753 541
Masonite International Corp.(Æ)(Û) 2,519 290
Matthews International Corp. Class A 3,751 148
Mosaic Co. (The) 25,529 807
MRC Global, Inc.(Æ)(Ð) 6,682 60
Mueller Industries, Inc. 2,934 121
Northwest Pipe Co.(Æ) 3,860 129
O-I Glass, Inc. (Æ) 19,239 284
Olympic Steel, Inc. 706 21
Omega Flex, Inc. 4,217 666
Orion Engineered Carbons SA(Æ) 9,717 192
Pactiv Evergreen, Inc. 11,169 153
Patrick Industries, Inc. 1,627 138
Quaker Chemical Corp. 2,072 505
Rayonier Advanced Materials, Inc.(Æ) 2,855 26
RBC Bearings, Inc.(Æ) 665 131
Ryerson Holding Corp.(Æ) 1,465 25
Schnitzer Steel Industries, Inc. Class A 3,961 166
Schweitzer-Mauduit International, Inc. 9,573 469
Simpson Manufacturing Co., Inc. 1,455 151
SiteOne Landscape Supply, Inc.(Æ) 3,861 659
Stepan Co.(Û) 1,971 251
Summit Materials, Inc. Class A(Æ) 13,368 375
Tecnoglass , Inc. 4,594 55
TimkenSteel Corp.(Æ) 4,370 51
Trinseo SA 2,759 176

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tronox Holdings PLC Class A 65,512 1,199
UFP Industries, Inc.(Æ) 2,434 185
Unifi, Inc.(Æ) 7,935 219
Univar Solutions, Inc. - ADR(Æ) 9,275 200
Universal Stainless & Alloy Products, Inc.(Æ) 24,746 252
Valvoline, Inc. 52,799 1,376
Venator Materials PLC(Æ) 99,865 462
Veritiv Corp.(Æ) 771 33
Verso Corp. Class A 771 11
WR Grace & Co. 1,718 103
23,727
Producer Durables - 15.3%
ABM Industries, Inc. 5,010 256
ACCO Brands Corp. 8,181 69
Adient PLC(Æ) 5,534 245
AGCO Corp.(Û) 3,641 523
Albany International Corp. Class A 1,459 122
Allied Motion Technologies, Inc. 18,896 970
Alta Equipment Group, Inc.(Æ)(Ñ) 51,971 676
Applied Industrial Technologies, Inc. 1,216 111
ArcBest Corp. 3,575 252
Arcosa , Inc. 14,977 974
Ardmore Shipping Corp.(Æ) 101,873 463
Argan , Inc. 12,826 685
ASGN, Inc.(Æ) 1,968 188
Astronics Corp.(Æ) 3,445 62
Atlas Air Worldwide Holdings, Inc.(Æ) 1,592 96
Axon Enterprise, Inc.(Æ)(Û) 2,205 314
AZZ, Inc. 4,900 247
Barnes Group, Inc. 1,439 71
Barrett Business Services, Inc. 711 49
Brink's Co. (The) 8,540 677
Bristow Group, Inc.(Æ) 949 25
CAI International, Inc. 1,014 46
Chart Industries, Inc.(Æ) 4,511 642
Clean Harbors, Inc.(Æ) 2,125 179
Commercial Vehicle Group, Inc.(Æ) 2,259 22
CoreCivic , Inc.(Æ) 13,097 119
Covenant Transportation Group, Inc. Class
A(Æ) 12,117 250
CRA International, Inc. 18,266 1,362
CyberOptics Corp.(Æ) 751 20
Darling Ingredients, Inc.(Æ) 2,674 197
Daseke , Inc.(Æ) 4,930 42
Deluxe Corp. 3,135 132
Diamond S Shipping, Inc.(Æ) 891 9
Dorian LPG, Ltd.(Æ) 1,459 19
Ducommun, Inc.(Æ) 764 46
DXP Enterprises, Inc.(Æ) 1,007 30
Dycom Industries, Inc.(Æ) 1,290 120
Echo Global Logistics, Inc.(Æ) 13,674 430
EMCOR Group, Inc.(Û) 4,253 477
Energy Recovery, Inc.(Æ)(Ð) 604 11
EnerSys 1,485 135
Euronav NV 20,388 187
Evo Payments, Inc. Class A(Æ) 30,587 842
Exponent, Inc. 1,792 175
Fluor Corp.(Æ) 5,462 126
Franklin Electric Co., Inc. 1,788 141
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
frontdoor , Inc.(Æ)(Û) 16,809 903
Gates Industrial Corp. PLC(Æ) 12,134 194
Genasys , Inc.(Æ) 54,418 364
Genco Shipping & Trading, Ltd. 921 9
GP Strategies Corp.(Æ) 14,949 261
Greenbrier Cos., Inc. 2,072 98
Harsco Corp.(Æ) 23,515 403
Hawaiian Holdings, Inc.(Æ) 6,006 160
Heidrick & Struggles International, Inc. 13,460 481
Herc Holdings, Inc. (Æ) 3,108 315
Herman Miller, Inc. 3,560 146
HNI Corp. 4,004 158
Hub Group, Inc. Class A(Æ) 1,643 111
Hyster -Yale Materials Handling, Inc. 1,188 103
ICF International, Inc. 2,686 235
Insperity , Inc.(Û) 3,037 254
International Seaways, Inc. 1,553 30
JetBlue Airways Corp.(Æ) 6,007 122
John Bean Technologies Corp. 823 110
KBR, Inc. 13,931 535
Kennametal, Inc. 4,296 172
Kimball International, Inc. Class B 28,757 402
Kirby Corp.(Æ) 2,515 152
Knight-Swift Transportation Holdings, Inc.
(Æ) 9,469 455
Knoll, Inc. 10,202 168
Korn Ferry 5,579 348
Kratos Defense & Security Solutions, Inc.(Æ) 14,661 400
LCI Industries 687 91
Macquarie Infrastructure Corp. 3,180 101
Magnite , Inc.(Æ) 25,378 1,055
Manitowoc Co., Inc. (The)(Æ) 12,315 254
ManpowerGroup , Inc.(Û) 3,328 329
Marten Transport, Ltd. 23,757 403
MasTec , Inc.(Æ) 8,194 768
MAXIMUS, Inc. 7,179 639
Mesa Air Group, Inc.(Æ) 2,682 36
Mesa Laboratories, Inc. 5,121 1,246
Mitek Systems, Inc.(Æ)(Ð) 2,694 39
Modine Manufacturing Co.(Æ) 4,304 64
Murphy USA, Inc. 770 111
MYR Group, Inc.(Æ)(Ð) 1,298 93
Orion Group Holdings, Inc.(Æ) 59,238 360
Park-Ohio Holdings Corp. 257 8
Paya Holdings, Inc. Class A(Æ) 7,065 77
Pitney Bowes, Inc.(Ð) 13,797 114
Powell Industries, Inc. 5,966 202
Primoris Services Corp. 7,263 241
Proto Labs, Inc.(Æ) 1,004 122
Radiant Logistics, Inc.(Æ) 44,440 309
Ranpak Holdings Corp.(Æ) 26,739 536
Rexnord Corp. 3,739 176
Rush Enterprises, Inc. Class A 3,079 153
Ryder System, Inc.(Ð) 2,776 210
Saia, Inc.(Æ) 4,342 1,000
Scorpio Tankers, Inc. 5,784 107
SFL Corp., Ltd.(Æ) 7,400 59
SHYFT Group, Inc. (The)(Æ) 9,429 351
SkyWest, Inc.(Æ) 3,071 167
Smith & Wesson Brands, Inc.(Æ) 8,916 155

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Spirit AeroSystems , Inc. Class A 2,270 110
Spirit Airlines, Inc.(Æ)(Ñ) 3,679 136
SPX Corp.(Æ) 4,250 248
SPX FLOW, Inc. 1,435 91
StealthGas , Inc.(Æ) 61,469 178
Steelcase, Inc. Class A 22,913 329
Sterling Construction Co., Inc.(Æ) 9,668 224
Sun Country Airlines Holdings, Inc.(Æ) 2,794 96
Team, Inc.(Æ) 1,957 23
Technip Energies NV - ADR(Æ) 2,963 44
Teekay Tankers, Ltd. Class A(Æ) 43,101 599
Terex Corp. 4,506 208
Tetra Tech, Inc. 1,564 212
Textainer Group Holdings, Ltd.(Æ) 2,768 79
Thermon Group Holdings, Inc.(Æ) 7,943 155
Titan International, Inc.(Æ) 20,365 189
Titan Machinery, Inc.(Æ) 1,468 37
TopBuild Corp.(Æ) 4,047 848
TreeHouse Foods, Inc.(Æ) 10,749 562
TriNet Group, Inc.(Æ)(Û) 4,438 346
Triumph Group, Inc.(Æ) 6,614 122
TrueBlue , Inc.(Æ) 7,046 155
Tutor Perini Corp.(Æ) 55,097 1,043
UniFirst Corp. 621 139
Universal Truckload Services, Inc. 14,276 376
US Ecology, Inc.(Æ) 5,021 209
US Xpress Enterprises, Inc. Class A(Æ) 1,531 18
USA Truck, Inc.(Æ) 18,053 345
Vectrus , Inc.(Æ) 8,380 448
Vishay Precision Group, Inc.(Æ) 4,025 124
Vivint Smart Home, Inc.(Æ) 1,350 19
Watts Water Technologies, Inc. Class A 1,022 121
Werner Enterprises, Inc. 2,525 119
WESCO International, Inc.(Æ)(Û) 7,850 680
Whole Earth Brands, Inc.(Æ) 42,537 555
WNS Holdings, Ltd. - ADR(Æ) 12,686 919
Xerox Holdings Corp.(Ð) 11,256 273
XPO Logistics, Inc.(Æ) 987 122
Yellow Corp.(Æ) 26,233 231
40,231
Technology – 14.0%
8x8, Inc.(Æ) 9,619 312
A10 Networks, Inc.(Æ) 7,324 70
Absolute Software Corp. 57,880 803
ADTRAN, Inc. 5,397 90
Agilysys , Inc.(Æ) 2,117 102
Alarm.com Holdings, Inc.(Æ) 1,264 109
Alpha & Omega Semiconductor, Ltd.(Æ) 7,353 240
Ambarella , Inc.(Æ) 2,492 250
American Software, Inc. Class A 41,815 866
Amkor Technology, Inc. 7,480 177
Amtech Systems, Inc.(Æ) 10,316 122
APi Group Corp.(Æ)(Þ) 52,491 1,085
Appfolio , Inc. Class A(Æ) 2,261 320
Appian Corp.(Æ)(Ñ) 1,202 160
Applied Optoelectronics, Inc.(Æ) 921 8
Arlo Technologies, Inc.(Æ) 9,987 63
Arrow Electronics, Inc.(Æ)(Ð) 4,013 445
Avaya Holdings Corp.(Æ)(Ð) 8,820 247
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aviat Networks, Inc.(Æ) 603 43
Avid Technology, Inc.(Æ) 3,598 76
Avnet, Inc. 5,002 208
Axcelis Technologies, Inc.(Æ) 17,907 736
AXT, Inc.(Æ) 12,694 148
Bandwidth, Inc. Class A(Æ) 741 94
Bel Fuse, Inc. Class B 1,752 35
Benchmark Electronics, Inc.(Û) 7,841 242
Benefitfocus , Inc.(Æ) 2,363 33
Blackline, Inc.(Æ) 921 100
Box, Inc. Class A(Æ)(Û) 10,189 234
Brightcove , Inc.(Æ) 1,104 22
CalAmp Corp.(Æ) 2,337 25
Casa Systems, Inc.(Æ) 3,546 34
Cerence , Inc.(Æ) 5,555 498
Ceridian HCM Holding, Inc.(Æ)(Ð) 3,327 280
Ciena Corp.(Æ)(Ð)(Û) 7,824 428
Cirrus Logic, Inc.(Æ)(Ð) 4,012 340
Cloudera, Inc.(Æ) 6,431 78
CMC Materials, Inc.(Æ) 2,172 384
Cognyte Software, Ltd.(Æ) 3,389 94
CommScope Holding Co., Inc.(Æ)(Ð) 15,032 231
CommVault Systems, Inc.(Æ) 3,144 203
comScore, Inc.(Æ)(Ð) 7,968 29
Comtech Telecommunications Corp. 8,952 222
Concentrix Corp.(Æ) 4,095 613
Cornerstone OnDemand , Inc.(Æ) 4,127 180
CSG Systems International, Inc. 2,868 129
CTS Corp. 3,675 114
Diebold Nixdorf, Inc.(Æ) 2,228 31
Digital Turbine, Inc.(Æ) 2,737 220
Domo, Inc. Class B(Æ) 505 28
Donnelley Financial Solutions, Inc.(Æ) 2,550 71
Dropbox, Inc. Class A(Æ)(Ð) 1,696 45
DSP Group, Inc.(Æ) 11,133 159
DZS, Inc.(Æ) 7,575 117
EchoStar Corp. Class A(Æ)(Ð) 4,554 109
eGain Corp.(Æ) 1,505 14
EMCORE Corp.(Æ)(Û) 3,170 17
Endava PLC - ADR(Æ) 5,673 480
Evolent Health, Inc. Class A(Æ)(Ð) 1,704 34
Extreme Networks, Inc.(Æ) 11,168 98
FireEye, Inc.(Æ)(Û) 15,719 308
Harmonic, Inc.(Æ)(Ð) 8,494 67
Ichor Holdings, Ltd.(Æ) 3,326 179
II-VI, Inc.(Æ) 1,675 115
Infinera Corp.(Æ)(Ð) 14,987 144
InterDigital , Inc. 1,727 110
Intevac, Inc.(Æ) 257 2
Jabil Circuit, Inc.(Û) 6,022 314
Kimball Electronics, Inc.(Æ) 27,629 713
Kulicke & Soffa Industries, Inc. 16,602 815
Lattice Semiconductor Corp.(Æ) 5,992 270
Liberty Latin America, Ltd. Class C(Æ)(Ð) 7,197 93
LiveRamp Holdings, Inc.(Æ) 4,616 239
Magnachip Semiconductor Corp.(Æ) 9,821 245
Maxar Technologies, Inc. 3,347 127
Mercury Systems, Inc.(Æ) 6,031 426
MicroStrategy , Inc. Class A(Æ)(Ñ) 427 290
Mimecast, Ltd.(Æ) 13,391 538

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Model N, Inc.(Æ) 20,590 725
NAPCO Security Technologies, Inc.(Æ) 36,149 1,258
NCR Corp.(Æ)(Û) 9,737 370
NeoPhotonics Corp.(Æ) 21,987 263
NETGEAR, Inc.(Æ)(Û) 7,146 294
NetScout Systems, Inc.(Æ)(Û) 9,244 260
New Relic, Inc.(Æ)(Ð) 3,375 207
nLight , Inc.(Æ) 16,574 537
Novanta , Inc.(Æ) 990 131
Nutanix , Inc. Class A(Æ)(Ð) 9,023 240
OneSpan , Inc.(Æ) 31,943 783
Ooma , Inc.(Æ) 12,935 205
PAE, Inc.(Æ) 37,070 335
PDF Solutions, Inc.(Æ) 39,180 697
Pegasystems , Inc. 6,967 797
Ping Identity Holding Corp.(Æ)(Ð) 2,704 59
Pixelworks , Inc.(Æ) 40,528 134
Plantronics, Inc.(Æ) 3,277 128
PlayAGS , Inc.(Æ) 27,652 223
Power Integrations, Inc. 2,728 222
Powerfleet , Inc.(Æ) 15,948 131
Pure Storage, Inc. Class A(Æ)(Û) 18,969 409
QAD, Inc. Class A 11,856 789
Qualys , Inc.(Æ) 3,071 322
Quantum Corp.(Æ) 24,903 207
RADCOM, Ltd.(Æ) 20,978 207
Rambus, Inc.(Æ) 7,570 147
Rapid7, Inc.(Æ) 1,766 132
Ribbon Communications, Inc.(Æ) 10,659 88
Sabre Corp.(Æ) 13,018 193
SailPoint Technologies Holding, Inc.(Æ) 4,251 215
Sanmina Corp.(Æ) 2,020 84
Sapiens International Corp. NV(Æ) 5,465 174
ScanSource , Inc.(Æ) 3,799 113
Semtech Corp.(Æ) 3,573 247
Silicon Laboratories, Inc.(Æ) 2,781 392
Silicon Motion Technology Corp. - ADR 2,186 130
Simulations Plus, Inc. 23,795 1,504
Sonos , Inc.(Æ)(Û) 9,510 356
SPS Commerce, Inc.(Æ) 795 79
Super Micro Computer, Inc.(Æ) 3,407 133
SVMK, Inc.(Æ) 2,866 53
Synaptics , Inc.(Æ)(Û) 2,520 341
Synchronoss Technologies, Inc.(Æ) 3,684 13
Tenable Holdings, Inc.(Æ) 7,071 256
TrueCar , Inc.(Æ) 19,276 92
Unisys Corp.(Æ) 46,443 1,179
Upwork , Inc.(Æ) 7,034 315
Varonis Systems, Inc.(Æ) 4,188 215
Veeco Instruments, Inc.(Æ) 6,425 133
Verint Systems, Inc.(Æ)(Ð) 2,789 127
Vishay Intertechnology , Inc. 3,527 85
Vocera Communications, Inc.(Æ) 1,368 53
Workiva , Inc.(Æ) 12,858 1,134
Xperi Holding Corp.(Ð) 2,954 64
Yelp, Inc. Class A(Æ) 10,217 399
Zix Corp.(Æ) 91,681 692
36,811
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Utilities - 3.7%
Allete , Inc. 14,511 975
American States Water Co. 1,064 80
APA Corp.(Û) 24,597 440
Avista Corp. 6,893 329
Black Hills Corp. 1,992 133
Bonanza Creek Energy, Inc. 1,528 55
Brigham Minerals, Inc. Class A 64,247 941
Brookfield Renewable Corp. Class A 1,690 79
Cogent Communications Holdings, Inc. 4,287 295
Denbury, Inc.(Æ) 3,656 175
Gogo , Inc.(Æ)(Ñ) 15,916 154
Iridium Communications, Inc.(Æ) 3,094 128
Kosmos Energy, Ltd.(Æ) 18,478 57
MDU Resources Group, Inc. 54,833 1,732
MGE Energy, Inc. 3,778 270
New Jersey Resources Corp. 2,864 114
Northern Oil and Gas, Inc.(Æ) 28,473 344
NorthWestern Corp. 2,014 131
Oasis Petroleum, Inc. 4,514 268
ONE Gas, Inc. 1,401 108
Ovintiv , Inc. 19,084 455
Plains GP Holdings, LP Class A(Æ) 6,214 58
PNM Resources, Inc. 2,173 107
Portland General Electric Co.(Û) 7,849 373
RGC Resources, Inc. 7,157 159
South Jersey Industries, Inc. 52,647 1,188
Southwest Gas Holdings, Inc. 1,704 117
Spire, Inc. 1,348 100
Telephone & Data Systems, Inc. 7,373 169
Unitil Corp. 3,063 140
US Cellular Corp.(Æ) 820 30
Vonage Holdings Corp.(Æ) 5,604 66
9,770
Total Common Stocks
(cost $192,545) 264,777
Warrants and Rights - 0.0%
Progenics Pharmaceuticals, Inc.(Æ) 1,808
—
Stemline Therapeutics, Inc.(Æ) 14,060
5
Total Warrants and Rights
(cost $5) 5
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 8,272,650 (∞) 8,271
Total Short-Term Investments
(cost $8,271) 8,271
Other Securities - 2.1%
U.S. Cash Collateral Fund(@)(×) 5,576,480 (∞)
5,576
Total Other Securities
(cost $5,576) 5,576
Total Investments – 106.2%
(identified cost $206,397) 278,629
Securities Sold Short - (4.6)%
Consumer Discretionary - (1.0)%
AMC Entertainment Holdings, Inc. Class
A(Æ) (11,915) (122)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aspen Group, Inc.(Æ) (986) (6)
Caesars Entertainment, Inc.(Æ) (2,312) (202)
Callaway Golf Co. (5,497) (147)
CarParts.com, Inc.(Æ) (5,133) (73)
Cinemark Holdings, Inc.(Æ) (8,101) (165)
Dave & Buster's Entertainment, Inc.(Æ) (3,658) (175)
Designer Brands, Inc. Class A(Æ) (4,252) (74)
Dorman Products, Inc.(Æ) (1,110) (114)
Duluth Holdings, Inc. Class B(Æ) (1,354) (23)
Fox Factory Holding Corp.(Æ) (895) (114)
fuboTV , Inc.(Æ) (670) (15)
GameStop Corp. Class A(Æ) (2,124) (403)
G-III Apparel Group, Ltd.(Æ) (2,264) (68)
GrowGeneration Corp.(Æ) (785) (39)
Guess?, Inc. (4,619) (109)
Hillenbrand, Inc. (2,760) (132)
Leggett & Platt, Inc. (3,943) (180)
Levi Strauss & Co. Class A (1,266) (30)
Lindblad Expeditions Holdings, Inc.(Æ) (2,061) (39)
LiveXLive Media, Inc.(Æ) (2,200) (10)
Marcus Corp.(Æ) (2,261) (45)
Monro Muffler Brake, Inc. (476) (31)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (2,044) (178)
Party City Holdco, Inc.(Æ) (1,761) (10)
SEACOR Marine Holdings, Inc.(Æ) (1,969) (10)
TripAdvisor, Inc.(Æ) (3,243) (174)
XPEL, Inc.(Æ) (786) (41)
(2,729)
Consumer Staples – (0.1)%
MGP Ingredients, Inc. (752) (44)
OptimizeRx Corp.(Æ) (1,661) (81)
Utz Brands, Inc. (1,716) (43)
(168)
Energy - (0.2)%
ChampionX Corp.(Æ) (8,828) (192)
Energous Corp.(Æ) (4,358) (18)
Flux Power Holdings, Inc.(Æ) (329) (4)
FuelCell Energy, Inc.(Æ) (99) (1)
Gevo , Inc.(Æ) (1,463) (14)
Liberty Oilfield Services, Inc. Class A(Æ) (9,341) (105)
RPC, Inc.(Æ) (5,908) (32)
Smart Sand, Inc.(Æ) (5,667) (14)
Solaris Oilfield Infrastructure, Inc. Class A (4,273) (52)
Sunrun , Inc.(Æ) (2,037) (123)
(555)
Financial Services - (0.7)%
Annaly Capital Management, Inc.(ö) (7,102) (61)
Apollo Commercial Real Estate Finance,
Inc.(ö) (14,027) (196)
Apollo Global Management, Inc. (3,777) (178)
Arbor Realty Trust, Inc.(ö) (8,992) (143)
Ares Management Corp. Class A (909) (51)
BRP Group, Inc. Class A(Æ) (1,420) (39)
Dun & Bradstreet Holdings, Inc.(Æ) (3,169) (75)
Dynex Capital, Inc.(ö) (1,496) (28)
Ellington Residential Mortgage(ö) (1,934) (24)
Emerald Holding, Inc.(Æ) (6,130) (34)
Granite Point Mortgage Trust, Inc.(ö) (14,043) (168)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (1,493) (84)
Ladder Capital Corp. Class A(ö) (8,069) (95)
PennyMac Mortgage Investment Trust(ö) (7,554) (148)
Ready Capital Corp.(Æ) (8,269) (111)
Repay Holdings Corp.(Æ) (2,771) (65)
Rocket Companies, Inc. Class A (2,272) (52)
TPG RE Finance Trust, Inc.(ö) (5,529) (62)
Two Harbors Investment Corp.(ö) (30,666) (225)
Victory Capital Holdings, Inc. Class A (864) (22)
Western Asset Mortgage Capital Corp.(ö) (12,644) (40)
(1,901)
Health Care - (1.0)%
AcelRx Pharmaceuticals, Inc.(Æ) (8,776) (15)
Addus HomeCare Corp.(Æ) (515) (54)
ADMA Biologics, Inc.(Æ) (45,660) (80)
Altimmune , Inc.(Æ) (414) (6)
AquaBounty Technologies, Inc.(Æ) (5,066) (34)
Arcus Biosciences, Inc.(Æ) (238) (7)
Aspira Women's Health, Inc.(Æ) (1,595) (11)
Aytu BioScience , Inc.(Æ) (1,187) (9)
Berkeley Lights, Inc.(Æ) (123) (6)
BioCryst Pharmaceuticals, Inc.(Æ) (10,381) (106)
Bionano Genomics, Inc.(Æ) (1,911) (15)
Bio- Techne Corp.(Æ) (502) (192)
CareDx , Inc.(Æ) (123) (9)
CASI Pharmaceuticals, Inc.(Æ) (605) (1)
ChemoCentryx , Inc.(Æ) (119) (6)
Dynavax Technologies Corp.(Æ) (1,035) (10)
Exagen , Inc.(Æ) (603) (11)
Fate Therapeutics, Inc.(Æ) (1,439) (119)
Fulgent Genetics, Inc.(Æ) (125) (12)
Geron Corp.(Æ) (11,337) (18)
Glaukos Corp.(Æ) (865) (73)
HealthEquity , Inc.(Æ) (2,758) (188)
INmune Bio, Inc.(Æ) (920) (11)
Inovio Pharmaceuticals, Inc.(Æ) (1,153) (11)
Intra-Cellular Therapies, Inc. Class A(Æ) (3,336) (113)
Invitae Corp.(Æ) (2,805) (107)
Kadmon Holdings, Inc.(Æ) (5,970) (23)
Kezar Life Sciences, Inc.(Æ) (800) (5)
MannKind Corp.(Æ) (5,387) (21)
MediciNova , Inc.(Æ) (3,286) (17)
Mersana Therapeutics, Inc.(Æ) (801) (13)
Misonix , Inc.(Æ) (579) (11)
Myriad Genetics, Inc.(Æ) (2,027) (62)
NeoGenomics , Inc.(Æ) (3,329) (161)
Neubase Therapeutics, Inc.(Æ) (500) (4)
Ocugen , Inc.(Æ) (1,414) (10)
Ocular Therapeutix , Inc.(Æ) (1,426) (23)
OncoCyte Corp.(Æ) (5,174) (27)
Phathom Pharmaceuticals, Inc.(Æ) (614) (23)
Premier, Inc. Class A (2,507) (85)
Protagonist Therapeutics, Inc.(Æ) (449) (12)
Quanterix Corp.(Æ) (1,036) (61)
Repligen Corp.(Æ) (1,059) (206)
Replimune Group, Inc.(Æ) (726) (22)
Rigel Pharmaceuticals, Inc.(Æ) (7,804) (27)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rocket Pharmaceuticals, Inc.(Æ) (328) (15)
Rubius Therapeutics, Inc.(Æ) (2,616) (69)
Seres Therapeutics, Inc.(Æ) (1,881) (39)
Sientra , Inc.(Æ) (2,970) (22)
Tabula Rasa HealthCare, Inc.(Æ) (1,228) (57)
TherapeuticsMD , Inc.(Æ) (58,611) (79)
Vaxart , Inc.(Æ) (2,562) (16)
Veracyte , Inc.(Æ) (3,919) (211)
ViewRay , Inc.(Æ) (3,272) (14)
ZIOPHARM Oncology, Inc.(Æ) (18,600) (67)
(2,626)
Materials and Processing - (0.2)%
Cleveland-Cliffs, Inc.(Æ) (5,267) (106)
Cornerstone Building Brands, Inc.(Æ) (3,845) (54)
Livent Corp.(Æ) (2,075) (36)
Marrone Bio Innovations, Inc.(Æ) (5,780) (12)
NN, Inc.(Æ) (3,663) (26)
Quaker Chemical Corp. (789) (192)
Uranium Energy Corp.(Æ) (14,260) (41)
(467)
Producer Durables - (0.4)%
Altra Industrial Motion Corp. (1,722) (95)
American Airlines Group, Inc.(Æ) (9,172) (219)
Aqua Metals, Inc.(Æ) (5,541) (22)
Badger Meter, Inc. (1,328) (124)
Concrete Pumping Holdings, Inc.(Æ) (2,335) (17)
Cryoport , Inc.(Æ) (1,290) (67)
Genasys , Inc.(Æ) (4,271) (29)
Iteris , Inc.(Æ) (3,211) (20)
Mesa Laboratories, Inc. (215) (53)
NV5 Global, Inc.(Æ) (832) (80)
Ranpak Holdings Corp.(Æ) (3,009) (60)
Sharps Compliance Corp.(Æ) (1,998) (29)
SharpSpring , Inc.(Æ) (712) (11)
Trimble Navigation, Ltd.(Æ) (2,505) (195)
Workhorse Group, Inc.(Æ) (551) (8)
(1,029)
Technology - (1.0)%
3D Systems Corp.(Æ) (5,584) (153)
ANGI Homeservices , Inc. Class A(Æ) (1,027) (13)
AudioEye , Inc.(Æ) (675) (19)
AXT, Inc.(Æ) (3,530) (41)
Brooks Automation, Inc. (2,332) (190)
Clearfield, Inc.(Æ) (1,171) (35)
Cognex Corp. (2,557) (212)
Covetrus , Inc.(Æ) (3,917) (117)
Cree, Inc.(Æ) (1,779) (192)
eMagin Corp.(Æ) (2,043) (8)
Envestnet , Inc.(Æ) (1,772) (128)
Eventbrite, Inc. Class A(Æ) (2,444) (54)
II-VI, Inc.(Æ) (2,679) (183)
Immersion Corp.(Æ) (7,955) (76)
Intellicheck , Inc.(Æ) (3,600) (30)
IPG Photonics Corp.(Æ) (136) (29)
LivePerson , Inc.(Æ) (1,130) (60)
Luna Innovations, Inc.(Æ) (200) (2)
MicroStrategy , Inc. Class A(Æ) (279) (189)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MicroVision , Inc.(Æ) (1,288) (24)
NAPCO Security Technologies, Inc.(Æ) (1,386) (48)
Onto Innovation, Inc.(Æ) (3,720) (244)
PAR Technology Corp.(Æ) (795) (52)
Perficient , Inc.(Æ) (266) (16)
Powerfleet , Inc.(Æ) (2,112) (17)
Q2 Holdings, Inc.(Æ) (541) (54)
Resonant, Inc.(Æ) (2,432) (10)
Rogers Corp.(Æ) (310) (58)
Sabre Corp.(Æ) (13,341) (198)
Vuzix Corp.(Æ) (798) (20)
(2,472)
Utilities – (0.0)%
Penn Virginia Corp.(Æ) (3,297) (44)
Tellurian, Inc.(Æ) (7,757) (18)
(62)
Total Securities Sold Short
(proceeds $9,441) (12,009)
Other Assets and Liabilities, Net
- (1.6)%
(4,313)
Net Assets - 100.0%
262,307

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.4%
APi Group Corp. 04/08/20 52,491 10.44 548
1,085
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145
—
1,085
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 74 USD 8,223 06/21
(478)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(478)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 40,378 $ — $ —
$ —
$ 40,378
Consumer Staples 8,427 — —
—
8,427
Energy 7,861 — —
—
7,861
Financial Services 55,998 — —
—
55,998
Health Care 41,574 — —
—
41,574
Materials and Processing 23,727 — —
—
23,727
Producer Durables 40,231 — —
—
40,231
Technology 36,811 — —
—
36,811
Utilities 9,770 — —
—
9,770
Warrants and Rights — — 5
—
5
Short-Term Investments — — —
8,271
8,271
Other Securities — — —
5,576
5,576
Total Investments 264,777 — 5 13,847 278,629
Securities Sold Short
**
(12,009) — — — (12,009)
Other Financial Instruments
Liabilities
Futures Contracts (478) — — — (478)
Total Other Financial Instruments
*
$ (478) $ — $ — $ — $ (478)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2021, were less than 1% of net assets.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 90.2%
Argentina - 0.0%
YPF SA - ADR(Æ) 34,203 141
Australia - 1.5%
AGL Energy, Ltd. 33,334 245
Alumina, Ltd. 61,212 81
Australia & New Zealand Banking
Group, Ltd. - ADR 14,428 310
BHP Group PLC 7,485 216
BHP Group, Ltd. - ADR 2,672 92
BlueScope Steel, Ltd. 8,785 130
Commonwealth Bank of Australia - ADR 18,117 1,190
Crown Resorts, Ltd.(Æ) 8,918 80
CSL, Ltd. 1,955 394
Dexus Property Group(Æ)(ö) 13,721 102
Fortescue Metals Group, Ltd. 19,283 294
GPT Group (The)(ö) 35,203 123
Insurance Australia Group, Ltd.(Æ) 56,379 201
Medibank Pvt , Ltd. 23,555 50
National Australia Bank, Ltd. - ADR 10,464 207
Rio Tinto PLC 17,005 1,302
Rio Tinto, Ltd. - ADR 3,833 324
Sonic Healthcare, Ltd. 7,857 210
South32, Ltd. Class B 95,224 204
Suncorp Group, Ltd.(Æ) 11,947 90
Westpac Banking Corp. 9,771 181
6,026
Austria - 0.3%
Erste Group Bank AG 30,273 1,027
OMV AB 2,685 136
1,163
Belgium - 0.4%
Ageas SA 14,874 898
KBC Groep NV 8,025 583
Solvay SA 1,445 180
1,661
Brazil - 0.6%
Ambev SA 559,400 1,519
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 24,800 182
Pagseguro Digital, Ltd. Class A(Æ) 12,772 591
2,292
Canada - 4.5%
Alimentation Couche-Tard, Inc. Class B 5,311 171
ARC Resources, Ltd. 28,974 178
Bank of Montreal 3,132 279
Bank of Nova Scotia (The) 4,464 279
Barrick Gold Corp. 36,813 730
BCE, Inc. 7,410 335
CAE, Inc.(Æ) 85,063 2,425
Cameco Corp. Class A 17,489 290
Canadian Imperial Bank of Commerce 2,100 206
Canadian National Railway Co. 30,833 3,579
Canadian Natural Resources, Ltd. 7,058 218
CGI Group, Inc.(Æ) 2,430 202
CI Financial Corp. 22,010 318
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Constellation Software, Inc. 167 233
Dollarama , Inc. 16,150 713
Enbridge, Inc. 7,869 287
Great-West Lifeco , Inc. 13,079 348
iA Financial Corp., Inc. 4,032 219
Kinross Gold Corp. 62,936 420
Loblaw Cos., Ltd. 3,911 218
Magna International, Inc. Class A 4,929 434
Manulife Financial Corp. 36,766 791
National Bank of Canada 2,100 143
Open Text Corp. 3,490 166
Pembina Pipeline Corp. 9,880 285
Power Corp. of Canada 6,330 166
Royal Bank of Canada - GDR 10,049 927
Shaw Communications, Inc. Class B 7,916 206
Shopify, Inc. Class A(Æ) 713 788
Sun Life Financial, Inc. 21,459 1,085
Suncor Energy, Inc. 9,987 209
Topicus.com, Inc.(Æ) 310 20
Toronto-Dominion Bank (The) 22,078 1,441
Tourmaline Oil Corp. 11,155 212
WSP Global, Inc. 1,496 142
18,663
Cayman Islands - 0.1%
Endeavour Mining Corp. 9,734 196
Yatsen Holding, Ltd. - ADR(Æ)(Ñ) 27,603 341
537
China - 2.0%
Alibaba Group Holding, Ltd. - ADR(Æ) 20,468 4,641
Dongfeng Motor Group Co., Ltd. Class H 824,000 769
Ping An Insurance Group Co. of China,
Ltd. Class H 66,966 800
Tencent Holdings, Ltd. 22,884 1,804
8,014
Colombia - 0.0%
Millicom International Cellular SA(Æ) 547 21
Denmark - 1.6%
AP Moller - Maersk A/S Class B 1,465 3,409
Coloplast A/S Class B 1,272 191
Danske Bank A/S 40,324 756
Drilling Co. of 1972 A/S (The)(Æ) 1,163 46
DSV Panalpina A/S 4,922 965
Genmab A/S(Æ) 823 270
H Lundbeck A/S 1,635 56
Novo Nordisk A/S Class B 6,570 444
Novozymes A/S Class B 2,245 144
Pandora A/S 2,520 270
Vestas Wind Systems A/S 1,025 211
6,762
Finland - 1.6%
Elisa OYJ 4,856 291
Fortum OYJ 7,738 207
Kone OYJ Class B 6,334 517
Neste OYJ 16,121 855
Nokia OYJ(Æ) 632,883 2,530
Nokian Renkaat OYJ 2,135 77

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordea Bank AB 26,971 265
Orion OYJ Class B 1,887 76
Sampo OYJ Class A 13,281 600
Stora Enso OYJ Class R 12,544 235
UPM- Kymmene OYJ 20,318 730
Wartsila OYJ Abp Class B 6,190 65
6,448
France - 9.5%
Accor SA(Æ) 17,496 660
Air Liquide SA Class A 1,244 203
Airbus Group SE(Æ) 8,406 952
Amundi SA(Þ) 17,348 1,388
Arkema SA 1,182 143
Atos SE 3,298 257
AXA SA 56,914 1,526
BNP Paribas SA 27,086 1,646
Bouygues SA - ADR 18,902 758
Capgemini SE 3,935 670
Carrefour SA 8,552 155
Cie de Saint-Gobain SA 32,253 1,904
Cie Generale des Etablissements
Michelin SCA Class B 16,534 2,476
Credit Agricole SA 10,441 151
Danone SA 8,666 595
Dassault Aviation SA 292 325
Dassault Systemes SE 680 145
Eiffage SA 1,346 135
Engie SA 74,069 1,052
EssilorLuxottica SA 1,328 216
Faurecia SE 256 14
Faurecia SE(Æ) 226 12
Hermes International 304 337
L'Oreal SA 4,348 1,667
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,961 2,640
Orange SA - ADR 75,727 932
Publicis Groupe SA - ADR 31,802 1,941
Renault SA(Æ) 13,844 598
Rexel SA Class H 204,869 4,060
Sanofi - ADR 10,750 1,063
Sartorius Stedim Biotech 3,282 1,352
Schneider Electric SE 20,067 3,066
SCOR SE - ADR 25,278 861
Societe Generale SA 35,019 915
Technip Energies NV - ADR(Æ) 37,669 564
Total SA 49,464 2,304
Ubisoft Entertainment SA(Æ) 6,320 481
Worldline SA(Æ)(Þ) 8,621 722
38,886
Germany - 4.7%
1&1 Drillisch AG 2,043 57
adidas AG 7,911 2,469
Allianz SE 1,837 468
BASF SE 32,853 2,729
Bayer AG 4,326 274
Bayerische Motoren Werke
Aktiengesellschaft 2,774 288
Brenntag AG 3,012 257
Ceconomy AG(Æ) 49,527 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Continental AG 1,212 160
Covestro AG(Þ) 33,510 2,253
Daimler AG 19,976 1,780
Deutsche Boerse AG 1,047 174
Deutsche Post AG 5,308 291
Deutsche Telekom AG 14,415 290
Evonik Industries AG 3,199 113
Fresenius Medical Care AG & Co. 2,614 192
Fresenius SE & Co. KGaA 23,920 1,065
GEA Group AG 4,183 171
Hannover Rueck SE 2,013 368
HeidelbergCement AG 2,408 219
Infineon Technologies AG - ADR 23,652 1,003
Metro AG 15,401 163
Muenchener Rueckversicherungs-
Gesellschaft AG 3,200 986
SAP SE - ADR 2,839 348
Scout24 AG(Þ) 1,967 149
Siemens AG 7,667 1,259
Siemens Energy AG(Æ) 6,040 217
Uniper SE 2,518 91
United Internet AG 5,832 234
Zalando SE(Æ)(Þ) 8,796 862
19,217
Hong Kong - 2.6%
AIA Group, Ltd. 240,408 2,924
Bank of East Asia, Ltd. (The) 39,200 84
CK Asset Holdings, Ltd. 145,549 885
CK Hutchison Holdings, Ltd. Class B 19,313 154
CK Infrastructure Holdings, Ltd. 17,000 101
CLP Holdings, Ltd. 39,000 379
Galaxy Entertainment Group, Ltd.(Æ) 94,000 850
Hang Seng Bank, Ltd. 28,800 559
Henderson Land Development Co., Ltd. 25,200 113
Hong Kong Exchanges & Clearing, Ltd. 4,000 237
Jardine Matheson Holdings, Ltd. 3,600 236
Jardine Strategic Holdings, Ltd. 4,400 146
New World Development Co., Ltd. 33,000 171
Power Assets Holdings, Ltd. 55,000 325
Sino Land Co., Ltd. 59,698 83
Sun Hung Kai Properties, Ltd. 14,500 220
Techtronic Industries Co., Ltd. 183,271 3,149
WH Group, Ltd.(Þ) 123,000 100
10,716
India - 1.2%
Canara Bank(Æ) 119,258 247
Housing Development Finance Corp.,
Ltd. 102,761 3,524
NTPC, Ltd. 30,955 45
Oil & Natural Gas Corp., Ltd. 323,786 453
Reliance Industries, Ltd. - GDR(Þ) 9,265 512
Zee Entertainment Enterprises, Ltd. 105,298 294
5,075
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 560,300 238
Ireland - 3.6%
Accenture PLC Class A 10,007 2,765

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AIB Group PLC(Æ) 216,609 563
Allegion PLC 20,750 2,607
Aon PLC Class A 10,296 2,369
Bank of Ireland Group PLC(Æ) 133,060 660
CRH PLC 8,646 406
DCC PLC 2,847 247
Flutter Entertainment PLC(Æ) 6,943 1,482
James Hardie Industries PLC 18,233 554
Kerry Group PLC Class A 18,373 2,299
Kingspan Group PLC 1,837 156
Ryanair Holdings PLC - ADR(Æ) 5,069 583
Smurfit Kappa Group PLC 3,868 182
14,873
Israel - 0.1%
Bank Leumi Le-Israel BM(Æ) 18,764 124
Israel Discount Bank, Ltd. Class A(Æ) 28,582 119
243
Italy - 1.8%
Assicurazioni Generali SpA 58,330 1,171
Atlantia SpA (Æ) 7,339 138
BPER Banca 131,241 290
Davide Campari-Milano NV(Æ) 65,665 737
Enel SpA 131,179 1,310
Eni SpA - ADR 101,515 1,252
FinecoBank Banca Fineco SpA (Æ) 18,788 308
Intesa Sanpaolo SpA 101,603 276
Moncler SpA 10,304 592
Saipem SpA 113,516 310
Telecom Italia SpA 184,329 100
UniCredit SpA 94,966 1,008
7,492
Japan - 16.3%
Asahi Glass Co., Ltd. 4,100 172
Asahi Kasei Corp. 13,000 150
Astellas Pharma, Inc. 51,600 797
Benesse Holdings, Inc. 3,100 65
Bridgestone Corp. 38,000 1,544
Brother Industries, Ltd. 5,800 129
Canon, Inc. 23,500 533
Chiba Bank, Ltd. (The) 14,900 97
Chiyoda Corp.(Æ) 31,000 134
Chubu Electric Power Co., Inc. 9,400 121
Citizen Watch Co., Ltd. 61,500 211
Dai-ichi Life Holdings, Inc. 49,850 863
Daikin Industries, Ltd. 800 162
Daito Trust Construction Co., Ltd. 2,600 302
Daiwa House Industry Co., Ltd. 2,700 79
DeNA Co., Ltd. 23,600 463
Denso Corp. 13,300 888
Eisai Co., Ltd. 12,840 863
ENEOS Holdings, Inc. 28,200 128
Fuji Media Holdings, Inc. 12,900 158
FUJIFILM Holdings Corp. 4,200 250
Fujitsu, Ltd. 3,400 493
Fukuoka Financial Group, Inc. 33,500 638
Gree , Inc. 55,900 283
Hino Motors, Ltd. 82,400 706
Hitachi Metals, Ltd. 96,100 1,581
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hitachi, Ltd. 4,000 182
Honda Motor Co., Ltd. 131,000 3,944
Hoya Corp. 1,700 200
Iida Group Holdings Co., Ltd. 42,900 1,042
Inpex Corp. 96,500 659
Isuzu Motors, Ltd. 151,000 1,630
ITOCHU Corp. 11,300 367
Japan Airlines Co., Ltd.(Æ) 36,600 821
Japan Exchange Group, Inc. 8,300 195
Japan Tobacco, Inc. 25,200 485
JGC Holdings Corp. 54,400 671
Kajima Corp. 9,000 128
Kamigumi Co., Ltd. 14,900 283
KDDI Corp. 32,600 1,002
Keyence Corp. 4,800 2,191
Kirin Holdings Co., Ltd. 17,500 336
Komatsu, Ltd. 73,800 2,280
Kyocera Corp. 6,700 427
M3, Inc. 2,000 137
Marubeni Corp. 30,500 255
Mitsubishi Chemical Holdings Corp. 24,700 185
Mitsubishi Corp. 8,100 230
Mitsubishi Electric Corp. 52,500 804
Mitsubishi Estate Co., Ltd. 43,200 758
Mitsubishi Gas Chemical Co., Inc. 9,800 241
Mitsubishi Heavy Industries, Ltd. 11,700 365
Mitsubishi Motors Corp.(Æ) 65,200 187
Mitsubishi UFJ Financial Group, Inc. 283,300 1,512
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 31,600 192
Mitsui & Co., Ltd. 56,800 1,187
Mitsui Chemicals, Inc. 3,500 111
MS&AD Insurance Group Holdings, Inc. 18,000 530
Murata Manufacturing Co., Ltd. 11,100 895
NGK Spark Plug Co., Ltd. 8,100 141
Nikon Corp. 47,900 450
Nintendo Co., Ltd. 810 453
Nippon Telegraph & Telephone Corp. 8,206 211
Nippon Television Holdings, Inc. 26,800 353
Nissan Motor Co., Ltd.(Æ) 114,500 641
Nitori Holdings Co., Ltd. 800 155
Nitto Denko Corp. 3,700 318
Nomura Holdings, Inc. 136,300 720
Nomura Real Estate Holdings, Inc. 4,900 118
Obayashi Corp. 11,200 103
Oji Holdings Corp. 32,600 212
ORIX Corp. 12,900 218
Otsuka Holdings Co., Ltd. 8,400 356
Panasonic Corp. 222,200 2,871
Resona Holdings, Inc. 352,800 1,479
Sekisui Chemical Co., Ltd. 6,300 121
Sekisui House, Ltd. 10,700 230
Shimamura Co., Ltd. 7,700 889
Shin-Etsu Chemical Co., Ltd. 20,135 3,403
SMC Corp. 1,000 583
Softbank Corp. 15,000 195
SoftBank Group Corp. 8,100 687
Sompo Japan Nipponkoa Holdings, Inc. 3,900 149
Sony Corp. 9,810 1,033
Subaru Corp. 23,600 472

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Chemical Co., Ltd. 25,000 129
Sumitomo Corp. 14,200 203
Sumitomo Electric Industries, Ltd. 13,000 196
Sumitomo Heavy Industries, Ltd. 13,400 375
Sumitomo Mitsui Banking Corp. 66,800 2,429
Sumitomo Mitsui Trust Holdings, Inc. 25,700 895
Suzuki Motor Corp. 7,500 342
Sysmex Corp. 1,400 151
T&D Holdings, Inc. 126,600 1,644
Taiheiyo Cement Corp. 3,300 87
Takeda Pharmaceutical Co., Ltd. 32,200 1,163
Teijin, Ltd. 4,500 78
THK Co., Ltd. 16,900 585
Tohoku Electric Power Co., Inc. 12,600 119
Tokio Marine Holdings, Inc. 10,000 479
Tokyo Electron, Ltd. 4,400 1,884
Toppan Printing Co., Ltd. 18,000 304
Toray Industries, Inc. 27,700 178
Tosoh Corp. 5,400 103
Toyota Industries Corp. 21,400 1,914
Toyota Motor Corp. 8,100 633
Toyota Tsusho Corp. 4,400 186
Trend Micro, Inc. 1,700 85
Yamada Denki Co., Ltd. 34,700 187
67,152
Luxembourg - 1.1%
ArcelorMittal SA(Æ) 73,763 2,142
Eurofins Scientific SE 17,690 1,691
RTL Group SA(Æ) 10,228 599
Tenaris SA 13,804 156
4,588
Macao - 0.2%
Sands China, Ltd.(Æ) 155,625 780
Malaysia - 0.1%
CIMB Group Holdings BHD 309,300 324
Mexico - 0.5%
America Movil SAB de CV Class L
- ADR 35,813 486
Grupo Televisa SAB - ADR(Æ) 174,739 1,549
2,035
Netherlands - 5.0%
ABN AMRO Bank NV(Þ) 67,015 813
Adyen NV(Æ)(Þ) 415 930
Akzo Nobel NV 5,891 658
ASML Holding NV 4,230 2,580
Exor NV 1,643 139
Ferrari NV 3,625 759
Heineken NV 37,579 3,862
ING Groep NV 317,631 3,899
Koninklijke Ahold Delhaize NV 9,657 269
Koninklijke KPN NV 110,645 376
Koninklijke Philips NV 3,679 210
NN Group NV 3,580 175
PostNL NV - ADR 91,469 445
Randstad NV 2,045 144
Royal Dutch Shell PLC Class A 114,407 2,241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Royal Dutch Shell PLC Class B 112,761 2,074
Stellantis NV 28,358 502
Yandex NV Class A(Æ) 7,768 498
20,574
New Zealand - 0.6%
Fisher & Paykel Healthcare Corp., Ltd. 102,397 2,299
Meridian Energy, Ltd. 22,166 84
Spark New Zealand, Ltd. 39,929 125
2,508
Norway - 0.5%
DNB ASA 6,400 136
Mowi ASA 11,710 291
Norsk Hydro ASA 195,747 1,254
Orkla ASA 18,550 182
Yara International ASA 4,751 247
2,110
Russia - 0.3%
Gazprom PJSC - ADR 102,008 608
Lukoil PJSC - ADR 2,628 213
Sberbank of Russia PJSC - ADR 25,020 386
1,207
Singapore - 0.9%
DBS Group Holdings, Ltd. 46,576 1,005
Oversea-Chinese Banking Corp., Ltd. 15,091 132
Singapore Technologies Engineering,
Ltd. 21,600 63
Singapore Telecommunications, Ltd. 296,000 538
United Overseas Bank, Ltd. 9,300 180
UOL Group, Ltd. 45,800 269
Wilmar International, Ltd. 367,100 1,484
3,671
South Africa - 0.7%
Anglo American PLC 46,476 1,821
Gold Fields, Ltd. - ADR 43,386 412
Impala Platinum Holdings, Ltd. 8,548 158
MTN Group, Ltd. 61,938 364
Old Mutual, Ltd. 353,626 303
3,058
South Korea - 2.3%
Hankook Tire & Technology Co., Ltd. 13,108 571
KB Financial Group, Inc. 24,207 1,200
KT Corp. - ADR 70,697 879
LG Household & Health Care, Ltd. 1,410 1,960
POSCO 7,883 2,259
Samsung Electronics Co., Ltd. 14,699 1,062
Shinhan Financial Group Co., Ltd. 50,435 1,672
9,603
Spain - 1.4%
ACS Actividades de Construccion y
Servicios SA 4,727 157
Banco Bilbao Vizcaya Argentaria SA
- ADR 30,527 159
Banco Santander SA - ADR 68,327 232
CaixaBank SA 633,535 1,962
Cellnex Telecom SA(Þ) 30,135 1,735

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Endesa SA - ADR 8,876 235
Industria de Diseno Textil SA 20,080 662
Naturgy Energy Group SA 4,700 115
Red Electrica Corp. SA 10,423 185
Repsol SA - ADR 16,646 206
Telefonica SA - ADR 40,445 181
5,829
Sweden - 1.7%
Assa Abloy AB Class B 28,749 826
Atlas Copco AB(Æ) 14,090 857
Boliden AB(Æ) 17,213 638
Epiroc AB Class A 11,110 252
Hexagon AB Class B 2,334 215
Husqvarna AB Class B 12,745 183
ICA Gruppen AB 1,554 76
Investor AB Class B 1,564 125
Kinnevik AB Class B(Æ) 6,539 318
NIBE Industrier AB B Shares(Æ) 4,887 152
Sandvik AB 68,447 1,869
Skandinaviska Enskilda Banken AB
Class A 15,012 183
Skanska AB Class B 7,915 199
SKF AB Class B 7,413 211
Svenska Handelsbanken AB Class A 16,973 184
Swedbank AB Class A 7,140 126
Swedish Match AB 4,332 338
Volvo AB Class B 10,670 270
7,022
Switzerland - 7.6%
ABB, Ltd. 20,962 638
Adecco Group AG 27,738 1,868
Alcon, Inc. 9,080 636
Baloise Holding AG 1,774 302
Chocoladefabriken Lindt & Spruengli
AG 23 201
Cie Financiere Richemont SA Class A 1,133 109
Credit Suisse Group AG Class A 64,426 680
Geberit AG 286 182
Julius Baer Group, Ltd. 27,395 1,750
Kuehne & Nagel International AG 1,290 368
LafargeHolcim , Ltd.(Æ) 28,282 1,662
Lonza Group AG 1,337 747
Nestle SA 50,725 5,654
Novartis AG 36,159 3,089
Partners Group Holding AG 1,477 1,887
Roche Holding AG 10,194 3,295
SGS SA 183 519
Sika AG 746 213
Straumann Holding AG 135 168
Swiss Life Holding AG 516 254
Swiss Re AG 6,256 615
Swisscom AG 399 214
Temenos AG 11,294 1,626
UBS Group AG 240,800 3,728
Zurich Insurance Group AG 1,811 772
31,177
Taiwan - 2.7%
Catcher Technology Co., Ltd. 180,513 1,341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hon Hai Precision Industry Co., Ltd. 575,184 2,523
MediaTek , Inc. 33,000 1,134
Shin Kong Financial Holding Co., Ltd. 938,000 301
Taiwan Semiconductor Manufacturing
Co., Ltd. 106,000 2,204
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 29,084 3,440
10,943
Thailand - 0.2%
Kasikornbank PCL 195,800 917
Turkey - 0.1%
Turk Telekomunikasyon AS 230,967 191
Turkcell Iletisim Hizmetleri AS 150,487 272
463
United Kingdom - 11.0%
3i Group PLC 25,073 399
Admiral Group PLC 5,541 237
Ashtead Group PLC 4,930 294
Associated British Foods PLC(Æ) 7,585 253
AstraZeneca PLC 16,413 1,637
Aviva PLC 173,151 975
Babcock International Group PLC(Æ) 90,925 287
BAE Systems PLC 152,605 1,062
Barclays PLC 487,220 1,249
Barratt Developments PLC 28,616 295
Berkeley Group Holdings PLC 5,420 332
BP PLC 451,048 1,830
British American Tobacco PLC 12,736 487
British Land Co. PLC (The)(ö) 52,154 363
BT Group PLC(Æ) 402,558 859
Centrica PLC(Æ) 467,952 349
Coca-Cola European Partners PLC 1,154 60
Compass Group PLC(Æ) 122,385 2,468
Diageo PLC 22,504 925
Direct Line Insurance Group PLC 68,627 296
Experian PLC 2,158 74
Ferguson PLC 1,785 213
GlaxoSmithKline PLC - ADR 11,351 201
Halma PLC 8,601 282
HSBC Holdings PLC 375,389 2,190
Imperial Tobacco Group PLC 5,982 123
InterContinental Hotels Group PLC(Æ) 980 67
Intermediate Capital Group PLC(Æ) 34,526 877
J Sainsbury PLC 1,042,069 3,485
John Wood Group PLC(Æ) 545,601 2,033
Johnson Matthey PLC 5,879 244
Kingfisher PLC 237,624 1,043
Land Securities Group PLC(ö) 34,795 331
Legal & General Group PLC 53,411 205
Linde PLC 12,037 3,372
Lloyds Banking Group PLC 504,078 295
M&G PLC 38,702 111
Marks & Spencer Group PLC(Æ) 175,249 365
Mondi PLC 9,380 239
Natwest Group PLC 377,818 1,022
Persimmon PLC Class A 6,821 277
Reckitt Benckiser Group PLC 763 68
RELX PLC 13,179 331

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RSA Insurance Group PLC 31,912 300
Segro PLC(ö) 25,773 333
Smith & Nephew PLC 43,601 823
Smiths Group PLC 3,388 72
St. James's Place PLC 21,061 369
Standard Chartered PLC 316,166 2,175
Standard Life Aberdeen PLC(Æ) 77,249 308
Taylor Wimpey PLC 103,021 256
TechnipFMC PLC(Æ) 188,349 1,454
Tesco PLC 366,335 1,156
Travis Perkins PLC(Æ) 104,259 2,216
Unilever PLC 8,412 469
Vodafone Group PLC 894,700 1,628
Wausau Paper Corp. 109,687 1,393
Wm Morrison Supermarkets PLC 80,853 203
45,260
United States - 0.8%
Amdocs, Ltd. 25,007 1,754
Lululemon Athletica , Inc.(Æ) 2,498 766
Ovintiv , Inc. 18,893 451
VEON, Ltd.(Æ) 134,442 238
3,209
Total Common Stocks
(cost $330,903) 370,898
Preferred Stocks - 2.1%
Germany - 1.2%
Henkel AG & Co. KGaA
1.925% (Ÿ) 2,432 273
Porsche Automobil Holding SE
2.295% (Ÿ) 5,695 604
Volkswagen AG
2.014% (Ÿ) 15,323 4,283
5,160
South Korea - 0.9%
Samsung Electronics Co., Ltd.
3.507% (Ÿ) 54,685 3,538
Total Preferred Stocks
(cost $5,289) 8,698
Short-Term Investments - 5.2%
United States - 5.2%
U.S. Cash Management Fund(@) 21,450,347 (∞) 21,446
Total Short-Term Investments
(cost $21,446) 21,446
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 337,500 (∞) 338
Total Other Securities
(cost $338) 338
Total Investments - 97.6%
(identified cost $357,976) 401,380
Other Assets and Liabilities, Net
- 2.4%
9,762
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Net Assets - 100.0%
411,142

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.3%
ABN AMRO Bank NV 06/26/19 EUR 67,015 16.60 1,113
813
Adyen NV 07/25/19 EUR 415 1,089.63 452
930
Amundi SA 02/21/19 EUR 17,348 64.69 1,122
1,388
Cellnex Telecom SA 08/07/17 EUR 30,135 35.54 1,071
1,735
Covestro AG 08/15/19 EUR 33,510 39.67 1,329
2,253
Reliance Industries, Ltd. 10/21/20 USD 9,265 56.22 521
512
Scout24 AG 12/17/20 EUR 1,967 83.16 164
149
WH Group, Ltd. 06/26/19 HKD 123,000 1.02 125
100
Worldline SA 02/14/20 EUR 8,621 81.51 703
722
Zalando SE 12/12/19 EUR 8,796 57.44 505
862
9,464
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 9 EUR 1,258 04/21
39
CAC40 Euro Index Futures 63 EUR 3,822 04/21
18
DAX Index Futures 8 EUR 3,006 06/21
111
EURO STOXX 50 Index Futures 59 EUR 2,281 06/21
57
FTSE 100 Index Futures 18 GBP 1,202 06/21
11
FTSE/MIB Index Futures 7 EUR 854 06/21
19
Hang Seng Index Futures 4 HKD 5,663 04/21
2
IBEX 35 Index Futures 9 EUR 773 04/21
(8)
MSCI Singapore Index Futures 10 SGD 358 04/21
1
OMXS30 Index Futures 45 SEK 9,843 04/21
15
S&P/TSX 60 Index Futures 90 CAD 20,000 06/21
(29)
SPI 200 Index Futures 120 AUD 20,298 06/21
15
TOPIX Index Futures 149 JPY 2,911,459 06/21
885
Short Positions
MSCI Emerging Markets Index Futures 547 USD 36,171 06/21
473
S&P 500 E-Mini Index Futures 102 USD 20,233 06/21
(135)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,474
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,255 GBP 900 06/16/21 (14)
Bank of America USD 800 SEK 6,800 06/16/21 (21)
Bank of America CHF 1,100 USD 1,189 06/16/21 23
Bank of America EUR 1,700 USD 2,032 06/16/21 35
Morgan Stanley USD 1,605 AUD 2,070 06/16/21 (32)
Morgan Stanley USD 3,119 AUD 4,051 06/16/21 (41)
Morgan Stanley USD 3,592 CAD 4,542 06/16/21 22
Morgan Stanley USD 3,656 CAD 4,580 06/16/21 (11)
Morgan Stanley USD 1,701 EUR 1,428 06/16/21 (23)
Morgan Stanley USD 2,510 EUR 2,100 06/16/21 (44)
Morgan Stanley USD 1,266 GBP 911 06/16/21 (10)
Morgan Stanley USD 4,520 JPY 490,780 06/16/21 (84)
Morgan Stanley USD 4,794 JPY 520,983 06/16/21 (86)
Morgan Stanley USD 105 SEK 890 06/16/21 (3)
Morgan Stanley GBP 280 USD 388 06/16/21 2

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Morgan Stanley HKD 2,630 USD 339 06/16/21 —
Royal Bank of Canada USD 3,126 AUD 4,051 06/16/21 (48)
Royal Bank of Canada USD 3,600 CAD 4,542 06/16/21 15
Royal Bank of Canada USD 1,704 EUR 1,428 06/16/21 (26)
Royal Bank of Canada USD 1,268 GBP 911 06/16/21 (12)
Royal Bank of Canada USD 4,801 JPY 520,983 06/16/21 (93)
Standard Chartered USD 3,119 AUD 4,051 06/16/21 (41)
Standard Chartered USD 3,592 CAD 4,542 06/16/21 22
Standard Chartered USD 1,701 EUR 1,428 06/16/21 (23)
Standard Chartered USD 1,266 GBP 911 06/16/21 (10)
Standard Chartered USD 4,794 JPY 520,983 06/16/21 (85)
State Street USD 3,477 NOK 29,510 06/16/21 (27)
State Street USD 1,323 SEK 11,260 06/16/21 (33)
State Street CHF 3,100 USD 3,341 06/16/21 55
State Street DKK 13,240 USD 2,119 06/16/21 29
Toronto Dominion Bank USD 3,120 AUD 4,051 06/16/21 (42)
Toronto Dominion Bank USD 3,591 CAD 4,542 06/16/21 24
Toronto Dominion Bank USD 1,701 EUR 1,428 06/16/21 (24)
Toronto Dominion Bank USD 1,266 GBP 911 06/16/21 (10)
Toronto Dominion Bank USD 4,799 JPY 520,983 06/16/21 (91)
UBS USD 3,120 AUD 4,051 06/16/21 (41)
UBS USD 3,593 CAD 4,542 06/16/21 22
UBS USD 1,701 EUR 1,428 06/16/21 (23)
UBS USD 1,266 GBP 911 06/16/21 (10)
UBS USD 4,793 JPY 520,983 06/16/21 (85)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(844)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 141 $ — $ —
$ —
$ 141
Australia — 6,026 —
—
6,026
Austria — 1,163 —
—
1,163
Belgium — 1,661 —
—
1,661
Brazil 2,292 — —
—
2,292
Canada 18,663 — —
—
18,663
Cayman Islands 537 — —
—
537
China 4,641 3,373 —
—
8,014
Colombia — 21 —
—
21
Denmark — 6,762 —
—
6,762
Finland — 6,448 —
—
6,448
France 576 38,310 —
—
38,886
Germany — 19,217 —
—
19,217
Hong Kong — 10,716 —
—
10,716
India — 5,075 —
—
5,075
Indonesia — 238 —
—
238
Ireland 8,324 6,549 —
—
14,873
Israel — 243 —
—
243
Italy — 7,492 —
—
7,492

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Japan — 67,152 —
—
67,152
Luxembourg — 4,588 —
—
4,588
Macao — 780 —
—
780
Malaysia — 324 —
—
324
Mexico 2,035 — —
—
2,035
Netherlands 498 20,076 —
—
20,574
New Zealand — 2,508 —
—
2,508
Norway — 2,110 —
—
2,110
Russia — 1,207 —
—
1,207
Singapore — 3,671 —
—
3,671
South Africa 412 2,646 —
—
3,058
South Korea 879 8,724 —
—
9,603
Spain — 5,829 —
—
5,829
Sweden — 7,022 —
—
7,022
Switzerland — 31,177 —
—
31,177
Taiwan 3,440 7,503 —
—
10,943
Thailand — 917 —
—
917
Turkey — 463 —
—
463
United Kingdom 1,514 43,746 —
—
45,260
United States 3,209 — —
—
3,209
Preferred Stocks — 8,698 — — 8,698
Short-Term Investments — — — 21,446 21,446
Other Securities — — — 338 338
Total Investments 47,161 332,435 — 21,784 401,380
Other Financial Instruments
Assets
Futures Contracts 1,64 6 — —
—
1,64 6
Foreign Currency Exchange Contracts — 249 —
—
249
Liabilities
Futures Contracts (17 2 ) — —
—
(17 2 )
Foreign Currency Exchange Contracts — (1,093) —
—
(1,093)
Total Other Financial Instruments
*
$ 1,474 $ (844) $ — $ — $ 630
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2021, see note 2 in the Notes to Quarterly
Report.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Consumer Discretionary ..........................................................
55,591
Consumer Staples ...................................................................
20,330
Energy ....................................................................................
20,466
Financial Services ...................................................................
89,367
Health Care .............................................................................
24,000
Materials and Processing ........................................................
46,910
Producer Durables ..................................................................
50,573
Technology ..............................................................................
48,903
Utilities ...................................................................................
14,758
Preferred Stocks
Consumer Discretionary ..........................................................
4,887
Consumer Staples ...................................................................
273
Technology ..............................................................................
3,538
Short-Term Investments ................................................................
21,446
Other Securities ...........................................................................
338
Total Investments .................................................................... 401,380

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 82.7%
Asset-Backed Securities - 9.0%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 503 500
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 338 347
Asset Backed Securities Corp. Home
Equity Loan Trust
Series 2007-HE1 Class A4
0.308% due 12/25/36 (USD 1 Month
LIBOR + 0.140%)(Ê) 351 343
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 600 644
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 612 617
Canyon Capital CLO, Ltd.
Series 2020-2A Class A
1.660% due 10/15/31 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 1,000 1,002
Carlyle Global Market Strategies CLO,
Ltd.
Series 2017-2A Class AR
2.025% due 01/18/29 (USD 3 Month
LIBOR + 0.890%)(Ê)(Þ) 760 760
Cedar Funding, Ltd.
Series 2018-5A Class A1R
2.235% due 07/17/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,600 1,600
CF Hippolyta LLC
Series 2021-1A Class A1
1.530% due 03/15/61 (Þ) 1,092 1,088
Chase Auto Credit Liked Notes
Series 2021-1 Class B
0.875% due 09/25/28 (Þ) 4,495 4,494
CIFC Funding, Ltd.
Series 2017-2A Class A
2.375% due 04/20/30 (USD 3 Month
LIBOR + 1.240%)(Ê)(Þ) 971 971
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 1,172 1,169
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 2,271 2,271
College Ave Student Loans
Series 2019-A Class A2
3.280% due 12/28/48 (Þ) 112 115
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 1,093 1,079
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 1,530 1,596
Countrywide Home Equity Loan Trust
Series 2006-E Class 2A
1.905% due 07/15/36 (USD 1 Month
LIBOR + 0.140%)(Ê) 678 644
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CWHEQ Revolving Home Equity Loan
Trust
Series 2006-G Class 2A
0.257% due 10/15/36 (USD 1 Month
LIBOR + 0.150%)(Ê) 434 411
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 293 310
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
2.439% due 07/15/30 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 1,230 1,230
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
2.118% due 10/25/35 (USD 1 Month
LIBOR + 1.950%)(Ê) 257 258
FirstKey Homes Trust
Series 2020-SFR1 Class A
1.339% due 09/17/25 (Þ) 881 879
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 3,397 3,365
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 713 712
Goldentree Loan Management US CLO
2, Ltd.
Series 2017-2A Class A
2.285% due 11/28/30 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,300 1,300
Series 2020-7A Class A
2.308% due 04/20/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,147 1,148
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 700 700
Hertz Vehicle Financing II, LP
Series 2018-3A Class B
4.370% due 07/25/24 (Þ) 484 485
HSI Asset Securitization Corp. Trust
Series 2007-OPT1 Class 1A
0.314% due 12/25/36 (USD 1 Month
LIBOR + 0.140%)(Ê) 217 198
Instar Group, Inc.
Series 2021-1A Class A
2.300% due 02/15/54 (Þ) 130 127
Invitation Homes Trust
Series 2017-SFR2 Class A
3.153% due 12/17/36 (USD 1 Month
LIBOR + 0.850%)(Ê)(Þ) 1,367 1,369
ITE Rail Fund Levered LP
Series 2021-1A Class A
2.250% due 02/28/51 (Þ) 259 258
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,020 1,020
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 1,904 1,904
Legacy Mortgage Asset Trust
Series 2019-GS4 Class A1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.438% due 05/25/59 (~)(Ê)(Þ) 375 376
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
0.918% due 02/25/34 (USD 1 Month
LIBOR + 0.750%)(Ê) 466 465
Series 2004-4 Class M1
1.068% due 10/25/34 (USD 1 Month
LIBOR + 0.900%)(Ê) 494 491
Madison Park Funding XIII, Ltd.
Series 2018-13A Class AR2
2.085% due 04/19/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 574 574
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
2.299% due 10/21/30 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 1,922 1,922
Magnetite XVIII, Ltd.
Series 2018-18A Class AR
1.472% due 11/15/28 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,488 1,488
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 901 906
Series 2021-A Class A
0.840% due 05/15/69 (Þ) 787 785
Series 2021-BA Class A
0.940% due 07/15/69 (Þ) 1,281 1,280
Navient Student Loan Trust
Series 2020-EA Class A
1.690% due 05/15/69 (Þ) 3,547 3,605
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 703 706
New Century Home Equity Loan Trust
Series 2003-6 Class M1
1.605% due 01/25/34 (USD 1 Month
LIBOR + 1.080%)(Ê) 303 296
Oak Street Investment Grade Net Lease
Fund
Series 2020-1A Class A1
1.850% due 10/20/50 (Þ) 258 260
OCP CLO, Ltd.
Series 2017-10A Class A1R
1.035% due 10/26/27 (USD 3 Month
LIBOR + 0.820%)(Ê)(Þ) 1,101 1,101
OneMain Financial Issuance Trust
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 500 531
Series 2020-1A Class A
3.840% due 05/14/32 (Þ) 555 582
Series 2020-2A Class A
1.750% due 09/14/35 (Þ) 3,154 3,161
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 643 655
Popular ABS Mortgage Pass-Through
Trust
Series 2006-C Class A4
0.418% due 07/25/36 (USD 1 Month
LIBOR + 0.250%)(Ê) 16 16
Series 2006-D Class A3
0.428% due 11/25/36 (USD 1 Month
LIBOR + 0.260%)(Ê) 887 878
Preston Ridge Partners Mortgage LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-1A Class A1
2.981% due 02/25/25 (~)(Ê)(Þ) 2,272 2,277
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 93 64
Riserva CLO, Ltd.
Series 2021-3A Class ARR
1.000% due 01/18/34 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 940 940
Saxon Asset Securities Trust
Series 2006-3 Class A4
0.388% due 10/25/46 (USD 1 Month
LIBOR + 0.240%)(Ê) 300 266
SBA Small Business Investment Cos.
Series 2017-10A Class 1
2.845% due 03/10/27 144 151
Series 2019-10A Class 1
3.113% due 03/10/29 165 176
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 930 926
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
0.643% due 06/15/39 (USD 3 Month
LIBOR + 0.330%)(Ê) 153 150
Series 2006-A Class A5
0.603% due 06/15/39 (USD 3 Month
LIBOR + 0.290%)(Ê) 156 153
SMB Private Education Loan Trust
Series 2019-B Class A2B
1.185% due 06/15/37 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 186 187
Series 2021-A Class A2B
1.590% due 01/15/53 (Þ) 480 472
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 588 597
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 4,973 5,012
Sunrun Callisto Issuer LLC
Series 2019-2 Class A
3.610% due 02/01/55 (Þ) 581 613
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 2,140 2,136
Textainer Marine Containers VII, Ltd.
Series 2020-1A Class A
2.730% due 08/21/45 (Þ) 1,622 1,651
Textainer Marine Containers, Ltd.
Series 2020-2A Class A
2.100% due 09/20/45 (Þ) 1,502 1,506
THL Credit Wind River CLO, Ltd.
Series 2017-2A Class AR
2.365% due 10/18/30 (USD 3 Month
LIBOR + 1.230%)(Ê)(Þ) 985 985
Towd Point Mortgage Trust
Series 2016-4 Class B1
3.848% due 07/25/56 (~)(Ê)(Þ) 920 984
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 85 85
Series 2019-1 Class A1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 03/25/58 (~)(Ê)(Þ) 1,542 1,634
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 2,863 2,899
United States Small Business
Administration
Series 2019-20D Class 1
2.980% due 04/01/39 65 68
Series 2019-25G Class 1
2.690% due 07/01/44 65 68
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 2,449 2,449
81,441
Corporate Bonds and Notes - 22.1%
3M Co.
2.375% due 08/26/29 70 71
3.050% due 04/15/30 30 32
3.700% due 04/15/50 170 185
Abbott Laboratories
3.750% due 11/30/26 151 169
4.750% due 11/30/36 60 74
4.900% due 11/30/46 80 104
AbbVie, Inc.
3.750% due 11/14/23 30 32
3.600% due 05/14/25 60 65
Series WI
2.300% due 11/21/22 270 278
2.600% due 11/21/24 390 412
3.800% due 03/15/25 60 66
2.950% due 11/21/26 100 106
3.200% due 11/21/29 480 511
4.550% due 03/15/35 10 12
4.250% due 11/21/49 20 23
Aetna, Inc.
2.800% due 06/15/23 30 31
Air Lease Corp.
3.375% due 07/01/25 80 85
Series GMTN
3.750% due 06/01/26 881 941
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 762
Allstate Corp. (The)
Series B
5.750% due 08/15/53 (USD 3 Month
LIBOR + 2.938%)(Ê) 752 795
Ally Financial, Inc.
8.000% due 11/01/31 554 747
Alphabet, Inc.
0.450% due 08/15/25 30 29
1.998% due 08/15/26 865 901
0.800% due 08/15/27 50 48
1.100% due 08/15/30 50 46
2.050% due 08/15/50 90 74
Altria Group, Inc.
2.350% due 05/06/25 30 31
4.400% due 02/14/26 182 205
10.200% due 02/06/39 282 471
5.375% due 01/31/44 643 749
3.875% due 09/16/46 70 68
5.950% due 02/14/49 100 125
Amazon.com, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.200% due 06/03/27 1,092 1,068
1.500% due 06/03/30 160 152
4.950% due 12/05/44 60 79
2.500% due 06/03/50 140 125
Series WI
5.200% due 12/03/25 100 118
3.150% due 08/22/27 220 241
3.875% due 08/22/37 50 57
4.050% due 08/22/47 70 82
4.250% due 08/22/57 30 36
Ambac Assurance Corp.
5.100% due 12/31/99 (Þ) 1 1
Ambac LSNI LLC
6.000% due 02/12/23 (USD 3 Month
LIBOR + 5.000%)(Ê)(Þ) 3,675 3,683
American International Group, Inc.
2.500% due 06/30/25 70 73
3.750% due 07/10/25 110 120
American Tower Corp.
5.000% due 02/15/24 805 898
Amgen, Inc.
3.625% due 05/22/24 10 11
4.400% due 05/01/45 100 116
Andeavor LLC
Series WI
5.125% due 12/15/26 225 240
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 360 396
4.900% due 02/01/46 70 84
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/30 60 65
4.350% due 06/01/40 160 181
5.550% due 01/23/49 50 65
4.500% due 06/01/50 270 306
Anthem, Inc.
3.125% due 05/15/22 30 31
2.950% due 12/01/22 80 83
3.350% due 12/01/24 30 32
3.650% due 12/01/27 110 121
4.650% due 08/15/44 632 754
Aon Corp.
8.205% due 01/01/27 172 226
Apache Corp.
3.250% due 04/15/22 16 16
4.375% due 10/15/28 50 50
5.100% due 09/01/40 120 117
4.750% due 04/15/43 150 139
4.250% due 01/15/44 120 108
5.350% due 07/01/49 269 257
Apple, Inc.
1.125% due 05/11/25 140 141
2.450% due 08/04/26 110 116
4.500% due 02/23/36 691 848
4.650% due 02/23/46 100 124
Ares Capital Corp.
3.250% due 07/15/25 914 942
AT&T, Inc.
3.800% due 02/15/27 150 166
2.300% due 06/01/27 80 82
1.650% due 02/01/28 200 194
2.250% due 02/01/32 40 38

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.550% due 12/01/33 (Þ) 782 742
3.100% due 02/01/43 150 140
4.350% due 06/15/45 26 28
3.500% due 09/15/53 (Þ) 231 213
3.550% due 09/15/55 (Þ) 83 76
Avnet, Inc.
4.875% due 12/01/22 410 435
Avon Products, Inc.
7.000% due 03/15/23 228 243
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (USD 3 Month
LIBOR + 0.400%)(Ê)(ƒ) 70 69
Bank of America Corp.
3.550% due 03/05/24 (USD 3 Month
LIBOR + 0.780%)(Ê) 130 137
4.000% due 01/22/25 175 192
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 325 350
4.250% due 10/22/26 340 381
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 200 225
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 500 555
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 140 140
5.000% due 01/21/44 555 683
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 30 35
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 440 489
Series GMTN
3.300% due 01/11/23 460 483
4.450% due 03/03/26 30 34
3.500% due 04/19/26 270 296
3.593% due 07/21/28 (USD 3 Month
LIBOR + 1.370%)(Ê) 260 282
Series WI
3.004% due 12/20/23 (USD 3 Month
LIBOR + 0.790%)(Ê) 42 44
3.419% due 12/20/28 (USD 3 Month
LIBOR + 1.040%)(Ê) 482 518
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 70 71
BankUnited , Inc.
4.875% due 11/17/25 661 744
Barrick NA Finance LLC
5.700% due 05/30/41 130 167
BAT Capital Corp.
Series WI
3.557% due 08/15/27 445 474
4.540% due 08/15/47 160 161
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 782
Becton Dickinson and Co.
3.363% due 06/06/24 180 193
3.734% due 12/15/24 706 771
4.685% due 12/15/44 8 10
Berkshire Hathaway Energy Co.
Series WI
2.800% due 01/15/23 245 255
4.050% due 04/15/25 699 771
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Berkshire Hathaway Finance Corp.
4.250% due 01/15/49 130 150
Berkshire Hathaway, Inc.
3.125% due 03/15/26 694 756
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 785
Boeing Co. (The)
4.875% due 05/01/25 220 245
3.100% due 05/01/26 20 21
2.700% due 02/01/27 40 41
2.800% due 03/01/27 30 31
3.200% due 03/01/29 120 122
5.150% due 05/01/30 190 219
3.250% due 02/01/35 450 436
3.550% due 03/01/38 30 29
5.705% due 05/01/40 160 196
3.750% due 02/01/50 60 57
5.805% due 05/01/50 370 466
Booking Holdings, Inc.
4.625% due 04/13/30 666 776
BP Capital Markets America, Inc.
3.245% due 05/06/22 10 10
2.937% due 04/06/23 10 11
3.216% due 11/28/23 290 309
3.790% due 02/06/24 30 33
3.410% due 02/11/26 200 217
3.119% due 05/04/26 120 129
3.000% due 02/24/50 230 211
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 348 355
Bristol-Myers Squibb Co.
Series WI
2.600% due 05/16/22 90 92
3.550% due 08/15/22 30 31
2.900% due 07/26/24 154 165
3.875% due 08/15/25 109 121
3.200% due 06/15/26 190 207
3.900% due 02/20/28 380 427
3.400% due 07/26/29 170 186
5.000% due 08/15/45 61 78
Broadcom, Inc.
Series WI
4.700% due 04/15/25 150 169
3.150% due 11/15/25 220 234
Brookfield Finance LLC
3.450% due 04/15/50 827 783
Buckeye Partners, LP
4.350% due 10/15/24 167 172
4.125% due 12/01/27 149 147
5.850% due 11/15/43 103 100
Bunge, Ltd. Finance Corp.
3.000% due 09/25/22 531 547
4.350% due 03/15/24 220 241
Burlington Northern Santa Fe LLC
4.550% due 09/01/44 461 545
4.150% due 04/01/45 100 114
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 30 30
3.302% due 01/15/35 (Þ) 170 175
Capital One Bank USA NA
3.375% due 02/15/23 846 889

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cargill, Inc.
1.375% due 07/23/23 (Þ) 110 112
Carnival Corp.
11.500% due 04/01/23 (Þ) 513 588
Carrier Global Corp.
Series WI
3.377% due 04/05/40 40 40
3.577% due 04/05/50 10 10
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 10 10
4.500% due 05/01/32 (Þ) 290 294
Centene Corp.
Series WI
4.625% due 12/15/29 60 65
3.375% due 02/15/30 50 50
CF Industries, Inc.
3.450% due 06/01/23 489 510
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.050% due 03/30/29 240 276
5.375% due 04/01/38 80 94
5.750% due 04/01/48 350 426
4.800% due 03/01/50 40 43
Series WI
4.908% due 07/23/25 430 487
6.384% due 10/23/35 20 26
6.484% due 10/23/45 639 832
6.834% due 10/23/55 20 27
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 719 822
Cheniere Energy, Inc.
4.625% due 10/15/28 (Þ) 60 62
Chevron Corp.
2.355% due 12/05/22 784 807
0.426% due 08/11/23 891 893
3.900% due 11/15/24 250 275
1.554% due 05/11/25 130 133
2.954% due 05/16/26 70 75
1.995% due 05/11/27 50 51
5.250% due 11/15/43 10 13
4.950% due 08/15/47 40 50
3.078% due 05/11/50 10 10
Chubb INA Holdings, Inc.
3.350% due 05/03/26 30 33
Cigna Corp.
Series WI
3.750% due 07/15/23 5 5
4.125% due 11/15/25 130 145
4.375% due 10/15/28 460 526
6.125% due 11/15/41 335 458
Cimarex Energy Co.
4.375% due 06/01/24 10 11
3.900% due 05/15/27 210 229
4.375% due 03/15/29 200 221
Cintas Corp. No. 2
2.900% due 04/01/22 60 61
3.700% due 04/01/27 70 78
Cisco Systems, Inc.
3.625% due 03/04/24 832 908
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 812 854
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 107
4.450% due 09/29/27 610 688
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 160 183
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 220
8.125% due 07/15/39 450 739
5.300% due 05/06/44 101 128
4.750% due 05/18/46 220 262
4.650% due 07/23/48 35 43
Series 9-RG
4.650% due 07/30/45 147 176
Series P
5.950% due 12/31/49 (USD 3 Month
LIBOR + 3.905%)(Ê)(ƒ) 220 237
Cliffs Natural Resources, Inc.
6.250% due 10/01/40 112 107
CME Group, Inc.
5.300% due 09/15/43 30 41
Coca-Cola Co. (The)
3.200% due 11/01/23 815 876
2.950% due 03/25/25 40 43
3.375% due 03/25/27 90 99
1.450% due 06/01/27 130 129
2.500% due 06/01/40 10 9
2.600% due 06/01/50 50 45
Columbia Pipeline Group, Inc.
Series WI
5.800% due 06/01/45 317 391
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 583 668
Comcast Corp.
3.700% due 04/15/24 260 284
3.100% due 04/01/25 10 11
3.950% due 10/15/25 230 257
3.150% due 03/01/26 80 87
3.300% due 04/01/27 50 55
4.150% due 10/15/28 350 401
4.250% due 10/15/30 120 138
6.500% due 11/15/35 90 127
6.550% due 07/01/39 200 289
3.250% due 11/01/39 10 10
3.750% due 04/01/40 10 11
3.400% due 07/15/46 20 21
4.000% due 03/01/48 20 22
4.700% due 10/15/48 30 37
3.450% due 02/01/50 50 52
ConocoPhillips Co.
3.750% due 10/01/27 (Þ) 150 166
4.300% due 08/15/28 (Þ) 90 102
Consolidated Edison Co., Inc.
Series 20A
3.350% due 04/01/30 50 53
Series 20B
3.950% due 04/01/50 30 33

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Constellation Brands, Inc.
4.750% due 11/15/24 40 45
Continental Airlines Pass-Through Trust
Series 071A Class A
5.983% due 04/19/22 57 58
Continental Resources, Inc.
4.500% due 04/15/23 74 77
4.900% due 06/01/44 107 107
Costco Wholesale Corp.
1.375% due 06/20/27 1,101 1,097
1.600% due 04/20/30 120 115
Credit Suisse Group AG
2.950% due 04/09/25 250 265
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 133 160
CVS Health Corp.
2.750% due 12/01/22 90 93
3.700% due 03/09/23 36 38
2.625% due 08/15/24 200 211
3.625% due 04/01/27 40 44
4.300% due 03/25/28 220 250
3.250% due 08/15/29 70 74
3.750% due 04/01/30 110 120
4.780% due 03/25/38 70 83
4.125% due 04/01/40 40 44
5.125% due 07/20/45 140 171
5.050% due 03/25/48 325 399
Daimler Finance NA LLC
2.550% due 08/15/22 (Þ) 792 812
DCP Midstream Operating, LP
4.950% due 04/01/22 424 434
6.450% due 11/03/36 (Þ) 30 34
5.600% due 04/01/44 14 14
Deere & Co.
3.100% due 04/15/30 20 21
3.750% due 04/15/50 150 169
Delhaize America, Inc.
9.000% due 04/15/31 154 234
Dell International LLC  /   EMC Corp.
8.350% due 07/15/46 (Þ) 617 938
Delta Air Lines Pass-Through Trust
Series 2002-1
6.718% due 01/02/23 33 34
Delta Air Lines, Inc.
3.800% due 04/19/23 30 31
2.900% due 10/28/24 186 186
7.000% due 05/01/25 (Þ) 1,382 1,592
4.500% due 10/20/25 (Þ) 90 96
7.375% due 01/15/26 140 164
4.375% due 04/19/28 136 140
4.750% due 10/20/28 (Þ) 90 98
Devon Energy Corp.
5.850% due 12/15/25 440 513
7.875% due 09/30/31 150 201
5.000% due 06/15/45 180 197
Diageo Investment Corp.
2.875% due 05/11/22 90 93
7.450% due 04/15/35 493 753
Diamondback Energy, Inc.
3.500% due 12/01/29 110 114
Discover Bank
Series BKNT
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.700% due 02/06/30 815 821
DISH DBS Corp.
Series WI
5.875% due 11/15/24 150 157
7.750% due 07/01/26 30 33
Dollar General Corp.
3.250% due 04/15/23 10 11
Dominion Energy, Inc.
7.000% due 06/15/38 20 28
Duke Energy Carolinas LLC
5.300% due 02/15/40 30 39
4.000% due 09/30/42 100 110
Eaton Corp.
2.750% due 11/02/22 150 156
4.150% due 11/02/42 40 45
Edison International
4.125% due 03/15/28 718 770
Embarq Corp.
7.995% due 06/01/36 55 63
EMC Corp.
3.375% due 06/01/23 283 292
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 685
Energy Transfer Operating, LP
5.875% due 01/15/24 653 727
7.600% due 02/01/24 50 57
4.500% due 04/15/24 100 109
2.900% due 05/15/25 30 31
5.250% due 04/15/29 30 34
3.750% due 05/15/30 340 351
6.250% due 04/15/49 30 35
Series 10Y
4.950% due 06/15/28 40 45
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 90 86
EnLink Midstream Partners, LP
4.400% due 04/01/24 167 168
4.150% due 06/01/25 207 202
Enterprise Products Operating LLC
3.900% due 02/15/24 30 33
4.150% due 10/16/28 310 349
2.800% due 01/31/30 100 103
7.550% due 04/15/38 20 29
4.850% due 03/15/44 20 23
4.200% due 01/31/50 160 170
3.700% due 01/31/51 70 69
Series D
6.875% due 03/01/33 624 835
EOG Resources, Inc.
4.150% due 01/15/26 40 45
4.375% due 04/15/30 20 23
3.900% due 04/01/35 140 151
4.950% due 04/15/50 50 61
EPR Properties Co.
3.750% due 08/15/29 291 277
EQM Midstream Partners, LP
4.125% due 12/01/26 450 447
EQT Corp.
3.000% due 10/01/22 615 625
6.125% due 02/01/25 10 12

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.900% due 10/01/27 50 51
5.000% due 01/15/29 10 11
Exelon Corp.
Series WI
3.950% due 06/15/25 489 534
Exelon Generation Co. LLC
5.600% due 06/15/42 615 676
Expedia, Inc.
Series WI
3.800% due 02/15/28 813 861
Exxon Mobil Corp.
2.726% due 03/01/23 778 810
1.571% due 04/15/23 20 20
2.992% due 03/19/25 230 246
3.043% due 03/01/26 60 65
3.482% due 03/19/30 120 130
4.114% due 03/01/46 40 44
4.327% due 03/19/50 10 11
FedEx Corp.
4.500% due 02/01/65 226 243
FirstEnergy Corp.
Series A
1.600% due 01/15/26 50 49
Series B
4.250% due 03/15/23 100 105
3.900% due 07/15/27 370 398
Series C
7.375% due 11/15/31 703 940
4.850% due 07/15/47 103 116
3.400% due 03/01/50 102 89
Ford Holdings LLC
9.300% due 03/01/30 140 185
Ford Motor Co.
7.450% due 07/16/31 344 434
4.750% due 01/15/43 194 195
7.400% due 11/01/46 113 140
Ford Motor Credit Co. LLC
3.096% due 05/04/23 348 354
4.271% due 01/09/27 169 175
3.815% due 11/02/27 181 183
5.113% due 05/03/29 304 326
4.000% due 11/13/30 200 198
Series GMTN
4.389% due 01/08/26 148 156
Fox Corp.
Series WI
5.476% due 01/25/39 270 337
Freeport-McMoRan, Inc.
4.550% due 11/14/24 10 11
4.625% due 08/01/30 40 44
5.400% due 11/14/34 216 257
5.450% due 03/15/43 270 325
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 110 122
GE Capital Funding LLC
3.450% due 05/15/25 (Þ) 837 905
General Dynamics Corp.
3.250% due 04/01/25 40 43
3.500% due 05/15/25 20 22
4.250% due 04/01/40 10 12
4.250% due 04/01/50 60 72
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
General Electric Co.
3.450% due 05/01/27 20 22
4.250% due 05/01/40 60 66
4.350% due 05/01/50 60 67
Series GMTN
6.875% due 01/10/39 511 719
Series MTNA
6.750% due 03/15/32 619 829
General Motors Co.
4.875% due 10/02/23 671 735
5.400% due 10/02/23 40 43
6.125% due 10/01/25 100 118
6.250% due 10/02/43 110 141
General Motors Financial Co., Inc.
4.250% due 05/15/23 10 11
4.150% due 06/19/23 765 821
Genworth Holdings, Inc.
Series .
4.900% due 08/15/23 205 201
Gilead Sciences, Inc.
3.650% due 03/01/26 90 99
4.750% due 03/01/46 100 121
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 449 470
Glencore Canada Corp.
6.200% due 06/15/35 631 783
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 400 433
4.625% due 04/29/24 (Þ) 40 44
4.000% due 03/27/27 (Þ) 220 242
3.875% due 10/27/27 (Þ) 50 55
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 80 87
5.375% due 04/15/26 653 733
Goldman Sachs Capital I
6.345% due 02/15/34 185 248
Goldman Sachs Group, Inc. (The)
3.200% due 02/23/23 70 73
3.850% due 07/08/24 150 163
3.500% due 04/01/25 150 163
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 350 376
4.250% due 10/21/25 310 346
3.500% due 11/16/26 90 98
3.691% due 06/05/28 (USD 3 Month
LIBOR + 1.510%)(Ê) 200 219
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 50 56
6.750% due 10/01/37 410 580
4.411% due 04/23/39 (USD 3 Month
LIBOR + 1.430%)(Ê) 100 117
6.250% due 02/01/41 160 226
5.150% due 05/22/45 160 200
4.750% due 10/21/45 110 135
4.000% due 12/29/49 (USD 3 Month
LIBOR + 0.768%)(Ê)(ƒ) 3 3
Guardian Life Global Funding
1.100% due 06/23/25 (Þ) 50 50
Halliburton Co.
3.800% due 11/15/25 5 5
4.850% due 11/15/35 130 146
Hanesbrands, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 05/15/24 (Þ) 10 11
5.375% due 05/15/25 (Þ) 80 85
4.875% due 05/15/26 (Þ) 70 75
Harman International Industries, Inc.
4.150% due 05/15/25 755 829
HCA, Inc.
5.000% due 03/15/24 50 56
5.375% due 02/01/25 40 45
4.500% due 02/15/27 40 45
5.625% due 09/01/28 110 127
5.875% due 02/01/29 80 93
4.125% due 06/15/29 269 298
3.500% due 09/01/30 40 40
5.500% due 06/15/47 463 576
Hershey Co. (The)
0.900% due 06/01/25 30 30
Hess Corp.
7.300% due 08/15/31 657 839
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 120 126
5.750% due 05/01/28 (Þ) 40 43
HollyFrontier Corp.
5.875% due 04/01/26 746 846
Home Depot, Inc. (The)
2.500% due 04/15/27 917 965
3.900% due 12/06/28 10 11
2.700% due 04/15/30 80 83
3.300% due 04/15/40 110 116
3.900% due 06/15/47 20 22
3.350% due 04/15/50 210 218
Honeywell International, Inc.
1.350% due 06/01/25 80 81
Host Hotels & Resorts, LP
3.875% due 04/01/24 790 837
HSBC Holdings PLC
7.200% due 07/15/97 457 709
Humana, Inc.
3.150% due 12/01/22 10 10
4.500% due 04/01/25 20 22
3.950% due 03/15/27 200 223
4.625% due 12/01/42 20 23
4.950% due 10/01/44 20 24
4.800% due 03/15/47 10 12
Hyatt Hotels Corp.
5.375% due 04/23/25 763 856
4.850% due 03/15/26 230 254
Intel Corp.
3.700% due 07/29/25 20 22
4.600% due 03/25/40 60 72
4.750% due 03/25/50 80 100
Series WI
3.734% due 12/08/47 10 11
International Business Machines Corp.
1.875% due 08/01/22 214 219
3.000% due 05/15/24 220 236
3.500% due 05/15/29 215 234
International Lease Finance Corp.
5.875% due 08/15/22 410 438
Jefferies Group LLC
6.500% due 01/20/43 635 811
Johnson & Johnson
3.375% due 12/05/23 111 120
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.550% due 09/01/25 70 69
0.950% due 09/01/27 140 136
4.950% due 05/15/33 306 392
3.625% due 03/03/37 70 79
JPMorgan Chase & Co.
1.514% due 06/01/24 (SOFR +
1.455%)(Ê) 340 347
3.875% due 09/10/24 100 110
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 220 239
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 210 216
4.125% due 12/15/26 230 259
4.250% due 10/01/27 30 34
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 788 796
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 40 45
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 260 298
8.750% due 09/01/30 280 414
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 120 120
4.950% due 06/01/45 100 125
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 50 49
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 600 780
5.500% due 03/01/44 20 23
Kinder Morgan, Inc.
4.300% due 06/01/25 80 89
4.300% due 03/01/28 170 190
5.300% due 12/01/34 690 815
5.550% due 06/01/45 80 96
5.050% due 02/15/46 30 34
5.200% due 03/01/48 10 11
Series GMTN
7.800% due 08/01/31 176 244
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 13
Kraft Heinz Foods Co.
4.625% due 01/30/29 168 189
6.875% due 01/26/39 210 290
5.000% due 06/04/42 272 306
Series WI
3.000% due 06/01/26 296 312
4.250% due 03/01/31 30 33
5.000% due 07/15/35 283 326
5.200% due 07/15/45 307 355
4.375% due 06/01/46 340 356
4.875% due 10/01/49 261 292
5.500% due 06/01/50 60 73
Kroger Co. (The)
3.850% due 08/01/23 750 802
5.150% due 08/01/43 20 24
L3Harris Technologies, Inc.
4.854% due 04/27/35 40 48
5.054% due 04/27/45 40 50
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 60 62
4.875% due 05/15/28 (Þ) 10 11

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Las Vegas Sands Corp.
3.200% due 08/08/24 922 962
2.900% due 06/25/25 20 20
Lennar Corp.
4.500% due 04/30/24 40 44
Series WI
5.000% due 06/15/27 10 12
4.750% due 11/29/27 100 115
Levi Strauss & Co.
Series WI
5.000% due 05/01/25 14 14
Liberty Interactive LLC
8.250% due 02/01/30 81 92
Lockheed Martin Corp.
3.100% due 01/15/23 702 734
4.500% due 05/15/36 10 12
Series 10YR
3.550% due 01/15/26 90 99
Loews Corp.
6.000% due 02/01/35 601 789
Lowe's Cos., Inc.
4.500% due 04/15/30 50 58
Lubrizol Corp.
6.500% due 10/01/34 215 302
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 176 189
Main Street Capital Corp.
5.200% due 05/01/24 728 783
Marathon Petroleum Corp.
5.000% due 09/15/54 234 248
Markel Corp.
4.300% due 11/01/47 699 780
Marriott International, Inc.
Series R
3.125% due 06/15/26 841 882
Mars, Inc.
2.700% due 04/01/25 (Þ) 60 63
3.200% due 04/01/30 (Þ) 30 32
Mastercard , Inc.
3.850% due 03/26/50 20 23
Mattel, Inc.
6.200% due 10/01/40 113 132
McDonald's Corp.
3.300% due 07/01/25 80 87
1.450% due 09/01/25 20 20
3.700% due 01/30/26 70 77
3.500% due 03/01/27 10 11
3.500% due 07/01/27 60 66
3.800% due 04/01/28 200 221
3.600% due 07/01/30 70 76
4.700% due 12/09/35 716 847
3.625% due 09/01/49 10 10
4.200% due 04/01/50 140 159
MDC Holdings, Inc.
6.000% due 01/15/43 30 38
Medtronic, Inc.
Series WI
3.500% due 03/15/25 47 52
Merck & Co., Inc.
0.750% due 02/24/26 140 138
1.450% due 06/24/30 70 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MetLife, Inc.
6.400% due 12/15/36 100 126
Micron Technology, Inc.
2.497% due 04/24/23 110 114
Microsoft Corp.
2.875% due 02/06/24 180 192
2.700% due 02/12/25 40 43
2.400% due 08/08/26 1,048 1,108
3.300% due 02/06/27 660 728
2.525% due 06/01/50 174 158
2.921% due 03/17/52 126 124
MidAmerican Energy Co.
3.700% due 09/15/23 237 253
4.400% due 10/15/44 627 723
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 120 132
Mondelez International, Inc.
1.500% due 05/04/25 260 263
Morgan Stanley
3.737% due 04/24/24 (USD 3 Month
LIBOR + 0.847%)(Ê) 170 181
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 340 351
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 390 423
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 10 11
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 50 51
MPLX, LP
4.000% due 03/15/28 40 44
4.800% due 02/15/29 170 195
4.500% due 04/15/38 80 87
4.700% due 04/15/48 140 151
5.500% due 02/15/49 60 70
Series WI
4.500% due 07/15/23 100 108
4.875% due 06/01/25 40 45
Murphy Oil Corp.
5.875% due 12/01/42 57 52
National Securities Clearing Corp.
1.200% due 04/23/23 (Þ) 250 254
Navient Corp.
Series MTN
5.625% due 08/01/33 120 112
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 698 747
Nevada Power Co.
5.450% due 05/15/41 208 268
Series R
6.750% due 07/01/37 362 508
New York Life Global Funding
0.950% due 06/24/25 (Þ) 90 89
Newell Brands, Inc.
3.850% due 04/01/23 40 42
4.200% due 04/01/26 495 546
5.500% due 04/01/46 67 83
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 733
NIKE, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 05/01/23 876 906
2.400% due 03/27/25 60 63
2.750% due 03/27/27 100 107
2.850% due 03/27/30 110 116
3.250% due 03/27/40 50 52
3.375% due 03/27/50 40 42
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 631 714
Northrop Grumman Corp.
2.930% due 01/15/25 80 85
5.250% due 05/01/50 90 117
Series F0TZ
3.250% due 01/15/28 180 193
NVIDIA Corp.
2.850% due 04/01/30 60 63
3.500% due 04/01/40 160 172
3.500% due 04/01/50 360 380
3.700% due 04/01/60 110 118
NXP BV / NXP Funding LLC / NXP, Inc.
2.700% due 05/01/25 (Þ) 80 84
Occidental Petroleum Corp.
6.950% due 07/01/24 10 11
2.900% due 08/15/24 240 237
5.550% due 03/15/26 110 116
3.400% due 04/15/26 239 233
3.000% due 02/15/27 621 585
7.500% due 05/01/31 188 220
7.875% due 09/15/31 30 35
6.450% due 09/15/36 127 140
4.300% due 08/15/39 154 131
6.200% due 03/15/40 116 119
4.500% due 07/15/44 125 107
4.625% due 06/15/45 177 155
6.600% due 03/15/46 48 51
4.400% due 04/15/46 352 301
4.100% due 02/15/47 213 170
4.200% due 03/15/48 70 57
4.400% due 08/15/49 109 91
Oceaneering International, Inc.
6.000% due 02/01/28 144 138
Omega Healthcare Investors, Inc.
3.375% due 02/01/31 916 909
ONEOK, Inc.
6.125% due 02/01/41 614 719
Oracle Corp.
1.650% due 03/25/26 240 242
2.875% due 03/25/31 240 244
4.300% due 07/08/34 648 729
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 60 62
Ovintiv , Inc.
5.150% due 11/15/41 109 109
Pacific Gas and Electric Co.
1.750% due 06/16/22 180 180
2.100% due 08/01/27 50 49
2.500% due 02/01/31 60 57
3.300% due 08/01/40 20 18
3.500% due 08/01/50 30 26
PacifiCorp
5.750% due 04/01/37 543 710
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parsley Energy LLC
4.125% due 02/15/28 (Þ) 10 11
PayPal Holdings, Inc.
1.350% due 06/01/23 90 92
1.650% due 06/01/25 100 102
PepsiCo, Inc.
0.750% due 05/01/23 130 131
2.250% due 03/19/25 20 21
2.375% due 10/06/26 847 899
2.625% due 03/19/27 10 11
1.625% due 05/01/30 10 10
2.875% due 10/15/49 40 39
3.625% due 03/19/50 20 22
3.875% due 03/19/60 30 34
Pfizer, Inc.
0.800% due 05/28/25 170 169
2.625% due 04/01/30 110 114
1.700% due 05/28/30 110 106
Philip Morris International, Inc.
2.500% due 08/22/22 90 93
1.125% due 05/01/23 80 81
2.100% due 05/01/30 70 68
4.500% due 03/20/42 40 46
Series 5YR
2.500% due 11/02/22 60 62
Series NCD
2.375% due 08/17/22 210 216
Phillips 66
5.875% due 05/01/42 671 863
Pioneer Natural Resources Co.
1.125% due 01/15/26 20 20
2.150% due 01/15/31 110 104
Plains All American Pipeline, LP / PAA
Finance Corp.
4.900% due 02/15/45 836 818
Precision Castparts Corp.
2.500% due 01/15/23 240 248
3.900% due 01/15/43 457 483
Prime Security Services Borrower LLC /
Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 70 75
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 40 40
Procter & Gamble Co. (The)
2.800% due 03/25/27 20 22
3.000% due 03/25/30 60 65
5.500% due 02/01/34 100 131
Progress Energy, Inc.
7.000% due 10/30/31 559 746
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3 Month
LIBOR + 3.920%)(Ê) 734 787
Range Resources Corp.
5.875% due 07/01/22 12 12
Series WI
4.875% due 05/15/25 230 228
Raytheon Technologies Corp.
3.650% due 08/16/23 3 3
3.950% due 08/16/25 30 33
4.125% due 11/16/28 100 113
2.250% due 07/01/30 110 108
4.500% due 06/01/42 20 24

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.200% due 03/15/24 708 757
3.150% due 12/15/24 50 54
Republic Services, Inc.
2.500% due 08/15/24 910 957
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 809 815
Reynolds American, Inc.
5.850% due 08/15/45 70 83
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 81 83
4.800% due 05/15/30 (Þ) 306 301
Royal Caribbean Cruises, Ltd.
11.500% due 06/01/25 (Þ) 337 393
7.500% due 10/15/27 138 156
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 663 736
Safeway, Inc.
7.250% due 02/01/31 92 107
Salesforce.com, Inc.
3.250% due 04/11/23 70 74
3.700% due 04/11/28 30 34
Santander Holdings USA, Inc.
4.500% due 07/17/25 758 839
Sasol Financing International, Ltd.
4.500% due 11/14/22 204 208
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 44
Seagate HDD Cayman
5.750% due 12/01/34 431 489
Service Properties Trust
5.000% due 08/15/22 233 236
4.375% due 02/15/30 394 362
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 718 757
Simon Property Group, LP
4.250% due 10/01/44 763 822
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 632 709
Southern Co. (The)
6.000% due 10/01/34 196 253
Southern Copper Corp.
6.750% due 04/16/40 10 14
5.250% due 11/08/42 330 400
Southwestern Energy Co.
6.200% due 01/23/25 269 289
Spectra Energy Partners, LP
4.750% due 03/15/24 671 738
Spirit AeroSystems , Inc.
3.950% due 06/15/23 31 31
4.600% due 06/15/28 158 155
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd
8.000% due 09/20/25 (Þ) 150 170
Sprint Capital Corp.
6.875% due 11/15/28 256 323
8.750% due 03/15/32 540 798
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
4.738% due 03/20/25 (Þ) 240 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sunoco Logistics Partners Operations,
LP
4.250% due 04/01/24 269 291
5.300% due 04/01/44 10 11
Synchrony Financial
3.950% due 12/01/27 793 854
Sysco Corp.
2.400% due 02/15/30 734 729
Tanger Properties Ltd. Partnership
3.875% due 07/15/27 925 970
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.250% due 11/15/23 20 20
5.875% due 04/15/26 10 10
5.375% due 02/01/27 10 10
5.500% due 03/01/30 30 32
4.875% due 02/01/31 (Þ) 70 71
4.000% due 01/15/32 (Þ) 10 9
Target Corp.
2.250% due 04/15/25 120 126
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 340 416
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 210 209
7.625% due 04/01/37 608 825
Texas Instruments, Inc.
1.750% due 05/04/30 70 67
Time Warner Cable LLC
7.300% due 07/01/38 30 42
6.750% due 06/15/39 20 27
5.500% due 09/01/41 666 788
Time Warner Entertainment Co., LP
8.375% due 03/15/23 782 896
TJX Cos., Inc. (The)
3.500% due 04/15/25 80 87
3.750% due 04/15/27 20 22
T-Mobile USA, Inc.
6.000% due 03/01/23 10 10
3.500% due 04/15/25 (Þ) 490 529
2.250% due 02/15/26 20 20
3.750% due 04/15/27 (Þ) 30 33
2.625% due 02/15/29 80 78
3.875% due 04/15/30 (Þ) 300 326
2.550% due 02/15/31 (Þ) 784 768
2.875% due 02/15/31 60 58
Toll Brothers Finance Corp.
4.375% due 04/15/23 30 31
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 220 278
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 240 248
Series MTNB
7.000% due 03/01/32 552 777
Unilever Capital Corp.
0.375% due 09/14/23 888 891
Union Pacific Corp.
3.750% due 07/15/25 60 66
2.150% due 02/05/27 50 51
3.950% due 09/10/28 250 280
3.750% due 02/05/70 110 112
Series WI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.839% due 03/20/60 140 149
United Rentals NA, Inc.
3.875% due 11/15/27 10 10
4.875% due 01/15/28 30 32
5.250% due 01/15/30 130 141
3.875% due 02/15/31 120 121
United States Steel Corp.
6.650% due 06/01/37 132 127
UnitedHealth Group, Inc.
2.375% due 10/15/22 20 21
3.500% due 06/15/23 40 43
3.750% due 07/15/25 50 55
1.250% due 01/15/26 40 40
2.000% due 05/15/30 40 39
4.625% due 07/15/35 100 122
5.700% due 10/15/40 60 83
4.250% due 06/15/48 30 36
3.700% due 08/15/49 160 174
3.875% due 08/15/59 679 759
3.125% due 05/15/60 20 20
Unum Group
5.750% due 08/15/42 796 930
Upjohn, Inc.
4.000% due 06/22/50 (Þ) 729 743
US Bancorp
1.450% due 05/12/25 260 264
USAA Capital Corp.
2.125% due 05/01/30 (Þ) 150 147
Valero Energy Corp.
10.500% due 03/15/39 488 823
Verizon Communications, Inc.
3.500% due 11/01/24 20 22
0.850% due 11/20/25 30 29
1.450% due 03/20/26 60 60
2.625% due 08/15/26 70 74
4.125% due 03/16/27 40 45
3.000% due 03/22/27 40 43
2.100% due 03/22/28 80 80
3.875% due 02/08/29 120 133
7.750% due 12/01/30 100 144
1.750% due 01/20/31 100 93
2.550% due 03/21/31 260 260
4.500% due 08/10/33 1,086 1,262
5.250% due 03/16/37 80 101
2.650% due 11/20/40 230 210
3.850% due 11/01/42 20 21
4.125% due 08/15/46 60 66
5.500% due 03/16/47 10 13
4.000% due 03/22/50 40 43
2.875% due 11/20/50 230 204
Series WI
3.376% due 02/15/25 248 269
4.329% due 09/21/28 123 141
4.862% due 08/21/46 50 60
ViacomCBS , Inc.
3.875% due 04/01/24 20 22
Visa, Inc.
3.150% due 12/14/25 150 164
4.300% due 12/14/45 490 591
Series DMTN
2.750% due 09/15/27 815 870
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 60 59
Volkswagen Group of America Finance
LLC
2.900% due 05/13/22 (Þ) 782 803
Vornado Realty Trust
3.500% due 01/15/25 615 648
Voya Financial, Inc.
5.650% due 05/15/53 (USD 3 Month
LIBOR + 3.580%)(Ê) 789 844
Walmart, Inc.
3.550% due 06/26/25 40 44
3.050% due 07/08/26 711 773
3.700% due 06/26/28 230 259
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 827 905
6.650% due 11/15/37 40 59
Waste Management, Inc.
3.500% due 05/15/24 60 65
4.150% due 07/15/49 40 46
Wells Fargo & Co.
1.442% due 10/31/23 (USD 3 Month
LIBOR + 1.230%)(Ê) 200 203
3.750% due 01/24/24 535 579
3.000% due 04/22/26 400 427
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 230 237
3.000% due 10/23/26 260 278
4.150% due 01/24/29 215 242
2.879% due 10/30/30 (SOFR +
1.432%)(Ê) 180 185
4.478% due 04/04/31 (SOFR +
4.032%)(Ê) 80 92
5.375% due 11/02/43 200 250
4.650% due 11/04/44 10 12
3.900% due 05/01/45 666 729
4.400% due 06/14/46 230 256
4.750% due 12/07/46 430 508
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 860 1,102
Series GMTN
4.900% due 11/17/45 250 300
Western Midstream Operating, LP
2.325% due 01/13/23 (USD 3 Month
LIBOR + 1.850%)(Ê) 40 39
3.100% due 02/01/25 90 93
4.650% due 07/01/26 40 42
4.500% due 03/01/28 50 52
4.050% due 02/01/30 250 271
5.250% due 02/01/50 60 65
Williams Cos., Inc. (The)
3.750% due 06/15/27 60 65
7.750% due 06/15/31 130 171
8.750% due 03/15/32 517 758
5.800% due 11/15/43 155 190
Series A
7.500% due 01/15/31 80 106
WPX Energy, Inc.
5.250% due 10/15/27 30 32
5.875% due 06/15/28 13 14
Wyndham Destinations, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 04/01/27 256 284
Xerox Corp.
4.800% due 03/01/35 177 177
Yum! Brands, Inc.
3.875% due 11/01/23 280 295
200,996
International Debt - 9.7%
1011778 B.C. Unlimited Liability Co. /
New Red Finance, Inc.
4.250% due 05/15/24 (Þ) 62 63
3.500% due 02/15/29 (Þ) 60 58
1011778 B.C. Unlimited Liability Co.
Term Loan B4
1.859% due 11/19/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 358 351
Abu Dhabi Government International
Bond
2.500% due 10/11/22 (Þ) 200 206
3.875% due 04/16/50 (Þ) 520 565
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 253 240
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.450% due 04/03/26 872 944
Altrice France SA Term Loan B12
3.794% due 01/31/26 (USD 1 Month
LIBOR + 3.688%)(Ê) 65 64
America Movil SAB de CV
3.125% due 07/16/22 750 775
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 200 216
5.375% due 04/01/25 (Þ) 712 811
AP Moller - Maersk A/S
4.500% due 06/20/29 (Þ) 767 847
ArcelorMittal SA
3.600% due 07/16/24 120 126
4.550% due 03/11/26 50 56
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 12
0.500% due 07/09/30 (~)(Ê) 388 130
1.125% due 07/09/35 (~)(Ê) 310 93
2.500% due 07/09/41 (~)(Ê) 160 55
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 686 726
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 693 736
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 711 759
Banco Santander SA
3.848% due 04/12/23 200 213
2.706% due 06/27/24 400 422
2.746% due 05/28/25 400 418
5.179% due 11/19/25 705 800
Bangkok Bank PCL
3.875% due 09/27/22 (Þ) 219 229
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 729 744
Bank of Montreal
0.450% due 12/08/23 892 889
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.850% due 05/01/25 230 236
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 20 22
Bank of Nova Scotia (The)
2.375% due 01/18/23 778 805
1.300% due 06/11/25 130 130
Barclays PLC
4.972% due 05/16/29 (USD 3 Month
LIBOR + 1.902%)(Ê) 400 460
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 200 227
4.950% due 01/10/47 660 797
Bausch Health Americas, Inc. Term
Loan B
2.859% due 11/27/25 (USD 1 Month
LIBOR + 2.750%)(Ê) 20 20
Bellemeade Re, Ltd.
Series 2017-1 Class M2
4.297% due 10/25/27 (USD 1 Month
LIBOR + 3.350%)(Ê)(Þ) 1,388 1,389
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 693 740
BHP Billiton Finance USA, Ltd.
5.000% due 09/30/43 170 220
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 200 205
4.625% due 03/13/27 (Þ) 722 809
4.400% due 08/14/28 (Þ) 200 228
Brazil Government International Bond
4.625% due 01/13/28 990 1,047
5.625% due 01/07/41 170 177
5.000% due 01/27/45 350 333
British Telecommunications PLC
9.625% due 12/15/30 30 46
Brookfield Finance, Inc.
4.000% due 04/01/24 841 913
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 1,040 1,049
2.606% due 07/22/23 (USD 3 Month
LIBOR + 0.785%)(Ê) 308 316
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 807
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 705 759
Cencosud SA
5.150% due 02/12/25 (Þ) 813 907
Cenovus Energy, Inc.
6.750% due 11/15/39 47 59
Series WI
5.250% due 06/15/37 60 65
5.400% due 06/15/47 81 90
Clarios Global, LP 2021 Term Loan B
3.359% due 04/30/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 310 306
Colombia Government International
Bond
5.625% due 02/26/44 270 306
Commerzbank AG

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.125% due 09/19/23 (Þ) 174 199
Cooperatieve Rabobank UA
4.375% due 08/04/25 900 998
Credit Agricole SA
4.375% due 03/17/25 (Þ) 734 806
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 250 253
Credit Suisse Group AG
2.193% due 06/05/26 (SOFR +
2.044%)(Ê)(Þ) 330 335
4.282% due 01/09/28 (Þ) 699 768
4.194% due 04/01/31 (SOFR +
3.730%)(Ê)(Þ) 250 272
Danone SA
2.589% due 11/02/23 (Þ) 718 749
Danske Bank A/S
3.875% due 09/12/23 (Þ) 200 214
5.375% due 01/12/24 (Þ) 862 961
1.226% due 06/22/24 (Þ) 200 202
Deutsche Bank AG
4.500% due 04/01/25 238 254
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 180 185
DH Europe Finance II SARL
3.400% due 11/15/49 684 693
DNB Bank ASA
2.150% due 12/02/22 (Þ) 860 887
DP World PLC
5.625% due 09/25/48 (Þ) 200 234
Ecopetrol SA
5.375% due 06/26/26 60 67
5.875% due 05/28/45 350 373
Electricite de France SA
6.000% due 01/22/14 (Þ) 614 813
Enbridge, Inc.
3.700% due 07/15/27 687 747
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 706 755
Enel SpA
8.750% due 09/24/73 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.880%)(Ê)(Þ) 679 789
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 200 217
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 901
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.109% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 148 147
Froneri International, Ltd. Term Loan
2.359% due 01/31/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 119 117
Garda World Security Corp. 2021 Term
Loan B
4.370% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 69 69
GE Capital International Funding Co.,
ULC
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.373% due 11/15/25 764 828
4.418% due 11/15/35 600 687
GFL Environmental, Inc. 2020 Term
Loan
3.500% due 05/31/25 (USD 3 Month
LIBOR + 3.000%)(Ê) 15 15
GFL Environmental, Inc.
4.250% due 06/01/25 (Þ) 70 72
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 10 10
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.081% due 11/15/27 (USD 1 Week
LIBOR + 2.000%)(Ê) 296 293
Heineken NV
3.400% due 04/01/22 (Þ) 710 730
HSBC Bank PLC
7.650% due 05/01/25 375 454
HSBC Holdings PLC
3.900% due 05/25/26 220 243
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 200 203
4.041% due 03/13/28 (USD 3 Month
LIBOR + 1.546%)(Ê) 410 449
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 782 843
Indonesia Government International
Bond
3.500% due 01/11/28 210 225
4.350% due 01/11/48 240 260
3.700% due 10/30/49 540 548
Series REGS
3.750% due 04/25/22 230 237
Innogy Finance BV
6.650% due 04/30/38 (Þ) 621 861
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 400 411
3.375% due 01/12/23 (Þ) 200 208
5.017% due 06/26/24 (Þ) 292 319
3.875% due 01/12/28 (Þ) 846 901
Israel Government International Bond
2.750% due 07/03/30 200 209
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 237
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 210 232
Lloyds Banking Group PLC
4.050% due 08/16/23 742 800
4.375% due 03/22/28 200 224
4.550% due 08/16/28 400 455
12.000% due 12/29/49 (USD 3 Month
LIBOR + 11.756%)(Ê)(ƒ)(Þ) 681 756
Series 144a
6.657% due 12/29/49 (USD 3 Month
LIBOR + 1.270%)(Ê)(ƒ)(Þ) 108 139
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 682 721
Madison Park Funding, Ltd.
Series 2021-48A Class A
1.292% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,158 1,159
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 170 195

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MEG Energy Corp.
5.875% due 02/01/29 (Þ) 20 20
Methanex Corp.
5.250% due 12/15/29 221 228
Mexico Government International Bond
4.350% due 01/15/47 610 605
National Bank of Canada
2.150% due 10/07/22 (Þ) 780 799
Natwest Group PLC
3.875% due 09/12/23 200 214
4.519% due 06/25/24 (USD 3 Month
LIBOR + 1.550%)(Ê) 200 216
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 200 218
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 714 729
Nissan Motor Acceptance Corp.
3.522% due 09/17/25 (Þ) 280 297
4.345% due 09/17/27 (Þ) 300 326
Nomura Holdings, Inc.
2.648% due 01/16/25 865 895
Nutrien Ltd.
5.875% due 12/01/36 627 820
Panama Government International Bond
2.252% due 09/29/32 260 247
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 4 4
Peruvian Government International Bond
2.783% due 01/23/31 130 130
6.550% due 03/14/37 30 41
5.625% due 11/18/50 160 212
Petrobras Global Finance BV
Series WI
5.299% due 01/27/25 1,715 1,896
Petroleos Mexicanos
6.625% due 06/15/35 10 10
Series WI
4.625% due 09/21/23 100 103
6.875% due 08/04/26 220 236
Prosus NV
4.850% due 07/06/27 (Þ) 250 280
4.027% due 08/03/50 (Þ) 909 827
Provincia de Buenos Aires
6.500% due 02/15/23 (~)(Ê)(Þ) 140 51
Qatar Government International Bond
4.817% due 03/14/49 (Þ) 210 257
4.400% due 04/16/50 (Þ) 360 418
RESIMAC Premier
1.274% due 02/07/52 (Þ) 860 863
Resimac , Ltd.
Series 2021-1A Class A1
0.842% due 07/10/52 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 1,742 1,743
Royal Bank of Canada
1.150% due 06/10/25 120 120
Series GMTN
1.600% due 04/17/23 200 205
3.700% due 10/05/23 808 871
Royal Caribbean Cruises, Ltd.
5.250% due 11/15/22 46 47
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 737 794
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sands China, Ltd.
Series WI
5.125% due 08/08/25 1,012 1,132
3.800% due 01/08/26 200 212
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 238 261
Class N
4.750% due 09/15/25 (Þ) 701 777
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 768 809
Schneider Electric SE
2.950% due 09/27/22 (Þ) 800 828
Shell International Finance BV
2.875% due 05/10/26 40 43
2.750% due 04/06/30 100 103
4.375% due 05/11/45 320 375
4.000% due 05/10/46 80 89
3.250% due 04/06/50 140 137
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 891 923
Societe Generale SA
5.000% due 01/17/24 (Þ) 700 764
Standard Chartered PLC
3.785% due 05/21/25 (USD 3 Month
LIBOR + 1.560%)(Ê)(Þ) 447 481
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 111 144
State of Israel Government International
Bond
4.500% due 04/03/20 304 362
Sumitomo Mitsui Financial Group, Inc.
2.778% due 10/18/22 851 880
Suncor Energy, Inc.
6.500% due 06/15/38 607 811
Suzano Austria GmbH
3.750% due 01/15/31 270 278
Swedbank AB
1.300% due 06/02/23 (Þ) 200 203
Telecom Italia Capital SA
6.375% due 11/15/33 276 325
Telecom Italia SpA
6.000% due 09/30/34 253 287
Telefonica Emisiones SA
4.570% due 04/27/23 682 735
5.213% due 03/08/47 150 175
Tesco PLC
6.150% due 11/15/37 (Þ) 623 786
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 40 40
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 330 329
3.150% due 10/01/26 490 469
Toronto-Dominion Bank (The)
0.750% due 06/12/23 240 242
1.150% due 06/12/25 110 110
Series GMTN
3.250% due 03/11/24 834 897
Total Capital Canada, Ltd.
2.750% due 07/15/23 770 811
Total Capital International SA
2.700% due 01/25/23 713 743
TransCanada PipeLines , Ltd.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.600% due 03/31/34 644 786
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 746 813
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 685 757
UBS Group AG
1.750% due 04/21/22 (Þ) 220 223
3.491% due 05/23/23 (Þ) 270 279
4.125% due 04/15/26 (Þ) 694 774
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 660 725
Vale Overseas, Ltd.
6.875% due 11/21/36 180 239
Vodafone Group PLC
4.375% due 05/30/28 170 195
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 321 387
Woori Bank
4.750% due 04/30/24 (Þ) 734 811
Wynn Macau, Ltd.
5.625% due 08/26/28 (Þ) 200 209
Ziggo Secured Finance BV Term Loan I
2.606% due 04/30/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 16 16
88,442
Loan Agreements - 1.3%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
5.750% due 09/24/25 (USD 3 Month
LIBOR + 4.750%)(Ê) 175 174
Allied Universal Holdco Term Loan B
4.359% due 07/12/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 320 319
APi Group DE, Inc. Term Loan B
2.609% due 10/01/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 316 314
Asplundh Tree Expert LLC Term Loan B
1.859% due 09/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 40 40
Asurion LLC 1st Lien Term Loan B7
3.109% due 11/03/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 186 186
Asurion LLC 2020 Term Loan B8
3.359% due 12/23/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 204 203
Asurion LLC 2021 Term Loan B9
3.359% due 08/03/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 80 79
Asurion LLC Term Loan B6
3.109% due 11/03/23 (USD 1 Month
LIBOR + 3.000%)(Ê) 47 47
athenahealth , Inc. Term Loan
4.453% due 02/11/26 (USD 3 Month
LIBOR + 4.250%)(Ê) 424 425
Atlantic Aviation FBO, Inc. Term Loan B
3.860% due 12/06/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 20 20
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bausch Health Americas, Inc. Term
Loan B
3.109% due 06/01/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 154 154
Berry Global, Inc. 2021 Term Loan Z
1.898% due 07/01/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 120 119
Brickman Group, Ltd. 1st Lien Term
Loan B
2.609% due 08/15/25 (USD 1 Month
LIBOR + 2.500%)(Ê) 39 39
Brookfield WEC Holdings, Inc. 2021
Term Loan
3.250% due 08/01/25 (USD 1 Month
LIBOR + 2.750%)(Ê) 50 49
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.859% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 137 135
Caesars Resort Collection LLC 2020
Term Loan
4.609% due 06/19/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 159 159
Change Healthcare Holdings LLC 1st
Lien Term Loan B
3.500% due 03/01/24 (USD 3 Month
LIBOR + 2.500%)(Ê) 343 342
Charter Communications Operating LLC
Term Loan B1
1.860% due 04/30/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 362 361
Citadel Securities, LP 2021 Term Loan B
2.609% due 02/02/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 267 263
CityCenter Holdings LLC Term Loan B
3.000% due 04/18/24 (USD 1 Month
LIBOR + 2.250%)(Ê) 107 105
CSC Holdings LLC 2019 Term Loan B5
2.606% due 04/15/27 (USD 1 Month
LIBOR + 2.500%)(Ê) 50 49
Deerfield Dakota Holding LLC Term
Loan B
4.750% due 04/09/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 100 99
Dell International LLC 2021 Term Loan
B
2.000% due 09/19/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 144 143
Edelman Financial Center LLC Term
Loan B1
3.109% due 07/19/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 69 68
Eyecare Partners LLC Term Loan
3.859% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 99 98
First Eagle Holdings, Inc. Term Loan B
2.703% due 02/02/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 39 38
Focus Financial Partners LLC 2020
Term Loan
2.109% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 148 146
Gainwell Acquisition Corp. 2021 Term
Loan B

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% due 10/01/27 (~)(Ê)(v) 70 70
Genesee & Wyoming, Inc. New Term
Loan
2.203% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 148 148
Go Daddy Operating Co. LLC 1st Lien
Term Loan B
1.857% due 02/15/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 70 69
Golden Nugget, Inc. 1st Lien Term Loan
B
3.250% due 10/04/23 (USD 2 Month
LIBOR + 2.500%)(Ê) 138 135
Harbor Freight Tools USA, Inc. 2020
Term Loan B
3.750% due 10/14/27 (USD 1 Month
LIBOR + 3.000%)(Ê) 140 140
HCA, Inc. Term Loan B12
1.859% due 03/13/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 47 47
Hilton Worldwide Finance LLC Term
Loan B
1.859% due 06/21/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 345 341
Horizon Therapeutics PLC 2021 Term
Loan B
0.000% due 02/26/28 (~)(Ê)(v) 300 299
iHeartCommunications , Inc. 2020 Term
Loan
3.109% due 05/01/26 (USD 1 Month
LIBOR + 3.000%)(Ê) 256 253
INEOS Styrolution US Holding LLC
2021 Term Loan B
3.250% due 01/21/26 (~)(Ê) 290 289
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
2.859% due 06/29/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 137 134
Jane Street Group LLC 2021 Term Loan
2.859% due 01/26/28 (USD 1 Month
LIBOR + 2.750%)(Ê) 315 311
Level 3 Financing, Inc. Term Loan B
1.859% due 03/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 248 245
MA Finance Co. LLC Term Loan B
0.000% due 06/21/24 (USD 1 Month
LIBOR + 2.750%)(Ê)(v) 4 4
McAfee LLC Term Loan B
3.859% due 09/29/24 (USD 1 Month
LIBOR + 3.750%)(Ê) 203 203
Michaels Stores, Inc. 2020 Term Loan B
4.250% due 10/01/27 (USD 1 Month
LIBOR + 3.500%)(Ê) 127 126
Milano Acquisition Corp. Term Loan B
4.750% due 10/01/27 (USD 3 Month
LIBOR + 4.000%)(Ê) 180 179
MultiPlan , Inc. Term Loan B
3.750% due 06/07/23 (USD 3 Month
LIBOR + 2.750%)(Ê) 170 169
Nexstar Broadcasting, Inc. Term Loan B4
2.615% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 356 353
Option Care Health, Inc. Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.859% due 08/06/26 (USD 1 Month
LIBOR + 3.750%)(Ê) 316 315
PCI Gaming Authority Term Loan
2.609% due 05/31/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 79 78
Petco Animal Supplies, Inc 2021 Term
Loan B
4.000% due 02/24/28 (USD 3 Month
LIBOR + 3.250%)(Ê) 130 129
Phoenix Guarantor, Inc. Term Loan B
3.361% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 122 120
PPD, Inc. Initial Term Loan
2.750% due 01/13/28 (USD 1 Month
LIBOR + 2.250%)(Ê) 280 278
Prime Security Services Borrower LLC
2021 Term Loan
3.500% due 09/23/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 228 227
Rackspace Technology , Inc. 2021
Term  Loan
3.500% due 02/02/28 (USD 3 Month
LIBOR + 2.750%)(Ê) 50 50
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.859% due 11/16/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 277 276
Reynolds American, Inc. Term Loan
1.859% due 02/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 392 390
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
0.000% due 02/05/23 (USD 1 Month
LIBOR + 2.750%)(Ê)(v) 5 4
Scientific Games International, Inc.  1st
Lien Term Loan B5
2.859% due 08/14/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 319 313
Seattle SpinCo , Inc. 1st Lien Term Loan
B3
2.859% due 06/21/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 25 25
Sotera Health Holdings LLC Term Loan
3.250% due 12/13/26 (USD 3 Month
LIBOR + 2.750%)(Ê) 280 279
Station Casinos LLC Term Loan B
2.500% due 02/08/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 150 147
TKC Holdings, Inc. 1st Lien Term Loan
4.750% due 02/01/23 (USD 3 Month
LIBOR + 3.750%)(Ê) 215 210
Trans Union LLC Term Loan B5
1.859% due 11/13/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 102 101
TransDigm , Inc. 2020 Term Loan F
2.359% due 12/09/25 (USD 1 Month
LIBOR + 2.250%)(Ê) 10 10
UFC Holdings LLC 2021 Term Loan B
3.750% due 04/29/26 (USD 6 Month
LIBOR + 3.000%)(Ê) 227 226
Univision Communications, Inc. 2020
Term Loan B
4.750% due 03/15/26 (USD 1 Month
LIBOR + 3.750%)(Ê) 30 30

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
US Foods, Inc. Term Loan B
2.109% due 09/13/26 (USD 1 Month
LIBOR + 2.000%)(Ê) 29 29
Verscend Holding Corp. 2021 Term
Loan B
0.000% due 08/27/25 (~)(Ê)(v) 160 160
VFH Parent LLC Term Loan B
3.110% due 03/01/26 (USD 1 Month
LIBOR + 3.000%)(Ê) 272 271
VICI Properties, Inc. 1st Lien Term
Loan B
1.861% due 12/22/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 196 194
Virgin Media Secured Finance PLC Term
Loan
2.511% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 297 294
Western Digital Corp. 1st Lien Term
Loan B4
1.865% due 04/29/23 (USD 1 Month
LIBOR + 1.750%)(Ê) 24 24
Wynn Resorts Finance LLC Term Loan A
1.860% due 09/20/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 333 321
XPO Logistics, Inc. Term Loan
1.859% due 02/23/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 120 119
12,309
Mortgage-Backed Securities - 21.3%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 325 238
American Home Mortgage Investment
Trust
Series 2004-4 Class 4A
2.805% due 02/25/45 (USD 6 Month
LIBOR + 2.000%)(Ê) 6 6
BAMLL Commercial Mortgage Securities
Trust
Series 2020-JGDN Class A
3.000% due 11/15/25 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 900 920
Banc of America Funding Trust
Series 2005-D Class A1
4.217% due 05/25/35 (~)(Ê) 193 195
Series 2006-6 Class 2A1
6.000% due 08/25/36 656 652
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.569% due 08/26/35 (~)(Ê)(Þ) 603 556
Bear Stearns ARM Trust
Series 2004-3 Class 2A
3.911% due 07/25/34 (~)(Ê) 92 90
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AM
5.513% due 01/12/45 (~)(Ê) 71 70
Bellemeade Re, Ltd.
Series 2020-2A Class M1B
3.583% due 08/26/30 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 1,059 1,067
Benchmark Mortgage Trust
Series 2020-IG1 Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.687% due 09/15/43 3,000 3,076
Series 2020-IG3 Class A4
2.437% due 09/15/48 (Þ) 2,448 2,452
BX Trust
Series 2018-BILT Class C
1.405% due 05/15/30 (USD 1 Month
LIBOR + 1.220%)(Ê)(Þ) 1,650 1,642
Series 2018-IND Class G
2.235% due 11/15/35 (USD 1 Month
LIBOR + 2.050%)(Ê)(Þ) 133 133
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 987
CHL Mortgage Pass-Through Trust
Series 2005-3 Class 1A2
0.748% due 04/25/35 (USD 1 Month
LIBOR + 0.580%)(Ê) 5 5
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 170 177
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,432
Series 2019-SST2 Class F
2.685% due 12/15/36 (USD 1 Month
LIBOR + 2.500%)(Ê)(Þ) 430 429
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A
4.380% due 10/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.400%)(Ê) 3 3
Series 2015-2 Class 5A1
0.737% due 03/25/47 (USD 1 Month
LIBOR + 0.250%)(Ê)(Þ) 61 62
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Þ) 195 208
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 211 216
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 205 219
Series 2019-521F Class D
1.735% due 06/15/34 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 899 851
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,466 1,468
Credit Suisse Mortgage Trust
4.764% due 12/15/22 (USD 1 Month
LIBOR + 3.024%)(Ê)(Þ) 680 674
Series 2017-CHOP Class G
5.535% due 07/15/32 (USD 1 Month
LIBOR + 5.350%)(Ê)(Þ) 600 422
Series 2019-ICE4 Class A
1.165% due 05/15/36 (USD 1 Month
LIBOR + 0.980%)(Ê)(Þ) 170 170
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,282 1,284
Series 2021-2R Class 1A1
1.856% due 07/25/47 (USD 1 Month
LIBOR + 1.750%)(Ê)(Š)(Þ) 280 280

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 984
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C3 Class A5
2.890% due 08/10/49 240 254
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 340 346
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 732 738
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 511 510
Fannie Mae
4.500% due 2024 1 1
4.500% due 2025 71 76
2.560% due 2028 370 392
2.790% due 2029 300 320
3.160% due 2029 49 54
2.260% due 2030 196 204
3.500% due 2030 52 56
2.600% due 2031 375 390
5.000% due 2031 70 78
2.500% due 2032 948 995
6.000% due 2032 14 16
3.000% due 2033 664 701
3.500% due 2033 476 515
5.000% due 2033 4 5
3.500% due 2034 97 105
5.500% due 2034 11 13
2.500% due 2035 5,616 5,915
4.500% due 2035 290 332
2.500% due 2036 73 76
3.000% due 2036 294 309
5.500% due 2037 80 95
2.500% due 2038 188 194
5.500% due 2038 339 398
6.000% due 2039 30 36
3.000% due 2040 95 99
4.000% due 2040 214 239
5.500% due 2040 398 466
6.000% due 2040 92 110
4.000% due 2041 339 376
6.000% due 2041 145 172
3.500% due 2043 773 844
4.000% due 2044 782 870
3.500% due 2045 1,014 1,094
3.000% due 2046 601 635
3.500% due 2046 294 316
4.000% due 2046 974 1,070
4.500% due 2046 325 365
3.000% due 2047 2,711 2,857
3.500% due 2047 392 423
4.000% due 2047 688 743
4.500% due 2047 149 164
3.500% due 2048 648 687
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2048 1,060 1,143
4.500% due 2048 1,805 1,995
5.000% due 2048 550 610
3.000% due 2049 5,553 5,874
3.500% due 2049 1,606 1,710
4.000% due 2049 1,429 1,554
4.500% due 2049 371 406
5.000% due 2049 767 847
2.500% due 2050 8,662 8,942
3.000% due 2050 10,949 11,591
3.500% due 2050 3,555 3,785
4.000% due 2050 449 488
4.500% due 2050 147 162
2.000% due 2051 6,559 6,553
2.500% due 2051 1,392 1,435
4.000% due 2056 888 994
5.500% due 2056 207 246
4.000% due 2057 123 138
4.500% due 2057 181 208
4.500% due 2058 66 76
4.500% due 2059 75 86
15 Year TBA(Ï)
1.500% 1,900 1,909
30 Year TBA(Ï)
2.000% 6,600 6,588
2.500% 1,300 1,334
Fannie Mae Aces
Series 2013-M6 Class 1AC
3.552% due 02/25/43 (~)(Ê) 83 91
Series 2018-M9 Class APT2
3.228% due 04/25/28 (~)(Ê) 196 210
Series 2019-M19 Class A2
2.560% due 09/25/29 189 200
Series 2019-M23 Class 3A3
2.720% due 10/25/31 (~)(Ê) 200 201
Series 2019-M27 Class A2
2.700% due 11/25/40 100 104
Series 2019-M28 Class AV
2.232% due 02/25/27 148 155
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C04 Class 1M2
4.418% due 01/25/29 (USD 1 Month
LIBOR + 4.250%)(Ê) 32 34
Series 2018-C01 Class 1B1
3.718% due 07/25/30 (USD 1 Month
LIBOR + 3.550%)(Ê) 270 272
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 513 511
Series 2019-R07 Class 1M2
2.268% due 10/25/39 (USD 1 Month
LIBOR + 2.100%)(Ê)(Þ) 445 445
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 6 7
Series 2004-W5 Class A1
6.000% due 02/25/47 132 157
Series 2005-24 Class ZE
5.000% due 04/25/35 139 157
Series 2012-35 Class SC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
6.332% due 04/25/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 15 3
Series 2012-55 Class PC
3.500% due 05/25/42 365 395
Series 2013-54 Class BS
Interest Only STRIP
5.982% due 06/25/43 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 70 15
Series 2013-124 Class SB
Interest Only STRIP
5.782% due 12/25/43 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 81 16
Series 2016-23 Class ST
Interest Only STRIP
5.832% due 11/25/45 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 278 59
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 232 39
Series 2017-76 Class SB
Interest Only STRIP
5.932% due 10/25/57 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 250 54
Series 2017-85 Class SC
Interest Only STRIP
6.032% due 11/25/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 51 9
Series 2020-47 Class GZ
2.000% due 07/25/50 102 87
Series 2020-56 Class DI
Interest Only STRIP
2.500% due 08/25/50 190 31
Series 2020-74 Class EI
Interest Only STRIP
2.500% due 10/25/50 96 16
Series 2020-89 Class DI
Interest Only STRIP
2.500% due 12/25/50 292 43
Series 2020-97 Class EI
Interest Only STRIP
2.000% due 01/25/51 1,279 168
Series 2021-1 Class IM
Interest Only STRIP
2.000% due 02/25/51 1,092 135
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 1,596 213
Series 2021-3 Class NI
Interest Only STRIP
2.500% due 02/25/51 1,724 240
Series 2021-8 Class EI
Interest Only STRIP
3.500% due 03/25/51 763 131
Series 2021-8 Class GI
Interest Only STRIP
3.000% due 03/25/51 776 133
Fannie Mae-Aces
Series 2020-M36 Class X1
Interest Only STRIP
1.564% due 09/25/34 (~)(Ê) 598 64
Flagstar Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 69 69
Freddie Mac
3.500% due 2030 64 69
2.500% due 2031 3,303 3,478
3.000% due 2032 43 45
3.500% due 2033 66 71
4.500% due 2034 96 106
3.500% due 2038 165 178
5.500% due 2038 254 299
6.000% due 2038 61 73
3.000% due 2039 56 59
5.000% due 2040 140 162
4.000% due 2041 901 1,003
4.500% due 2041 135 152
5.500% due 2041 154 181
3.500% due 2043 432 473
4.000% due 2044 349 386
3.500% due 2045 720 779
4.000% due 2045 264 288
3.000% due 2046 2,240 2,388
4.000% due 2046 194 211
4.500% due 2046 191 211
2.542% due 2047 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.284%)(Ê) 153 159
3.000% due 2047 844 894
4.500% due 2047 54 59
3.000% due 2048 131 139
4.000% due 2048 1,528 1,672
4.500% due 2048 384 421
5.000% due 2048 112 124
3.000% due 2049 522 550
4.500% due 2049 425 470
5.000% due 2049 166 184
1.500% due 2050 1,956 1,892
2.000% due 2050 98 98
2.500% due 2050 2,333 2,418
3.000% due 2050 8,514 8,978
3.500% due 2050 575 615
4.000% due 2050 60 65
4.500% due 2050 71 78
5.000% due 2050 269 298
2.000% due 2051 6,5 58 6,551
2.500% due 2051 199 205
Series 2014-334 Class S7
Interest Only STRIP
5.915% due 08/15/44 (USD 1 Month
LIBOR + 6.100%)(Ê) 114 23
Series 2016-353 Class S1
Interest Only STRIP
5.815% due 12/15/46 (USD 1 Month
LIBOR + 6.000%)(Ê) 57 12
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2016-K058 Class X1
Interest Only STRIP
0.926% due 08/25/26 (~)(Ê) 2,007 89
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 50 57

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-R007 Class ZA
6.000% due 05/15/36 164 194
Series 2010-3632 Class PK
5.000% due 02/15/40 98 109
Series 2010-3653 Class B
4.500% due 04/15/30 142 156
Series 2011-3973 Class SA
Interest Only STRIP
6.305% due 12/15/41 (-1 x USD 1
Month LIBOR + 6.490%)(Ê) 248 54
Series 2012-4010 Class KM
3.000% due 01/15/42 80 85
Series 2018-4813 Class CJ
3.000% due 08/15/48 34 35
Series 2019-RR01 Class X
Interest Only STRIP
1.534% due 06/25/28 (~)(Ê) 2,500 240
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 1,078 129
Series 2020-5010 Class IK
Interest Only STRIP
2.500% due 09/25/50 92 13
Series 2020-5010 Class JI
Interest Only STRIP
2.500% due 09/25/50 192 31
Series 2020-5013 Class IN
Interest Only STRIP
2.500% due 09/25/50 99 16
Series 2020-5018 Class MI
Interest Only STRIP
2.000% due 10/25/50 98 13
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 1,464 187
Series 2020-5040 Class IB
Interest Only STRIP
2.500% due 11/25/50 97 14
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 2,800 422
Series 2020-5052 Class IO
Interest Only STRIP
3.500% due 12/25/50 1,202 179
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 1,552 229
Series 2021-5072 Class IQ
3.500% due 10/25/50 1,467 273
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 1,265 252
Freddie Mac Seasoned Credit Risk
Transfer Trust
Series 2020-1 Class M
4.250% due 08/25/59 (~)(Ê)(Þ) 720 748
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2017-DNA2 Class B1
5.318% due 10/25/29 (USD 1 Month
LIBOR + 5.150%)(Ê) 510 547
Series 2017-DNA2 Class M2
3.618% due 10/25/29 (USD 1 Month
LIBOR + 3.450%)(Ê) 440 456
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-DNA1 Class B1
2.450% due 01/25/50 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 270 264
Series 2020-DNA5 Class M1
1.387% due 10/25/50 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 349 349
Ginnie Mae I
3.000% due 2042 245 258
3.500% due 2048 55 59
Ginnie Mae II
3.500% due 2044 53 58
3.000% due 2045 69 73
3.500% due 2045 20 21
3.000% due 2046 152 160
3.500% due 2047 598 639
4.000% due 2047 887 961
4.500% due 2047 53 58
4.500% due 2048 1,004 1,094
5.000% due 2048 297 325
3.000% due 2049 172 179
3.500% due 2049 108 112
4.000% due 2049 435 474
4.500% due 2049 332 360
5.000% due 2049 572 627
2.000% due 2050 396 399
2.500% due 2050 198 206
3.000% due 2050 1,008 1,052
3.500% due 2050 172 182
4.000% due 2050 88 96
30 Year TBA(Ï)
2.000% 1,200 1,212
2.500% 800 825
3.000% 300 313
3.500% 190 201
Ginnie Mae REMICS
Series 2012-135 Class IO
Interest Only STRIP
0.607% due 01/16/53 (~)(Ê) 1,235 25
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 491 52
Series 2013-107 Class AD
2.694% due 11/16/47 (~)(Ê) 128 134
Series 2014-17 Class AM
2.580% due 06/16/48 (~)(Ê) 24 25
Series 2016-21 Class ST
Interest Only STRIP
5.960% due 02/20/46 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 177 38
Series 2016-51 Class NS
Interest Only STRIP
5.860% due 04/20/46 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 75 15
Series 2018-130 Class A
3.250% due 05/16/59 24 24
Series 2019-123 Class A
3.000% due 10/20/49 29 30
Series 2020-47 Class MI
Interest Only STRIP
3.500% due 04/20/50 377 58
Series 2020-47 Class NI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
3.500% due 04/20/50 94 15
Series 2020-123 Class IL
Interest Only STRIP
2.500% due 08/20/50 99 14
Series 2020-123 Class NI
Interest Only STRIP
2.500% due 08/20/50 197 29
Series 2020-127 Class IN
Interest Only STRIP
2.500% due 08/20/50 98 15
Series 2020-129 Class IE
Interest Only STRIP
2.500% due 09/20/50 98 14
Series 2020-134 Class IL
Interest Only STRIP
2.500% due 09/20/50 699 84
Series 2020-146 Class EI
Interest Only STRIP
2.500% due 10/20/50 1,688 218
Series 2020-160 Class IH
Interest Only STRIP
2.500% due 10/20/50 99 15
Series 2020-160 Class YI
Interest Only STRIP
2.500% due 10/20/50 297 46
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 1,668 222
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 1,685 209
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 1,875 229
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 5,637 771
Series 2020-181 Class WI
Interest Only STRIP
2.000% due 12/20/50 494 58
Series 2020-H09 Class FL
1.340% due 05/20/70 (USD 1 Month
LIBOR + 1.150%)(Ê) 199 209
Series 2020-H09 Class NF
1.440% due 04/20/70 (USD 1 Month
LIBOR + 1.250%)(Ê) 88 90
Series 2021-1 Class AI
Interest Only STRIP
2.000% due 01/20/51 544 71
Series 2021-1 Class PI
Interest Only STRIP
2.500% due 12/20/50 537 66
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 1,593 212
Series 2021-23 Class IA
Interest Only STRIP
2.500% due 02/20/51 1,171 179
Series 2021-23 Class KI
Interest Only STRIP
3.000% due 02/20/51 1,007 139
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.485% due 09/15/31 (USD 1 Month
LIBOR + 1.300%)(Ê)(Þ) 490 451
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 235 252
Series 2019-SOHO Class A
1.085% due 06/15/36 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 630 629
Hawaii Hotel Trust
Series 2019-MAUI Class C
1.835% due 05/15/38 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 940 938
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,303
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 609
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 226 226
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 998
HOM RE, Ltd.
Series 2021-1 Class M1A
1.173% due 07/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 844 844
HomeBanc Mortgage Trust
Series 2005-3 Class M4
0.818% due 07/25/35 (USD 1 Month
LIBOR + 0.670%)(Ê) 940 965
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 1,216 1,212
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 16 16
JPMorgan Mortgage Trust
3.500% due 08/25/50 (~)(Ê)(Þ) 472 481
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 471 480
Series 2018-LTV1 Class A4
4.000% due 04/25/49 (~)(Ê)(Þ) 307 310
Legacy Mortgage Asset Trust
Series 2019-GS7 Class A1
3.250% due 11/25/59 (~)(Ê)(Þ) 649 656
LIFE BMR Mortgage Trust
Series 2021-BMR Class A
0.806% due 03/15/38 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 120 120
LSTAR Securities Investment, Ltd.
Series 2019-4 Class A1
1.673% due 05/01/24 (USD 1 Month
LIBOR + 1.500%)(Ê)(Þ) 331 329
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 75 41
Series 2007-5 Class AJFL
5.450% due 08/12/48 (Þ) 75 40
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2017-C34 Class B

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.111% due 11/15/52 (~)(Ê) 240 258
Morgan Stanley Capital I Trust
Series 2011-C3 Class A4
4.118% due 07/15/49 48 48
Series 2015-MS1 Class A4
3.779% due 05/15/48 200 219
Series 2018-BOP Class E
2.135% due 06/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,669 1,630
Series 2018-SUN Class E
2.135% due 07/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,955 1,940
Series 2019-BPR Class A
1.585% due 05/15/36 (USD 1 Month
LIBOR + 1.400%)(Ê)(Þ) 350 340
Series 2019-NUGS Class E
3.744% due 12/15/36 (USD 1 Month
LIBOR + 2.244%)(Ê)(Þ) 1,970 1,975
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,466
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 180
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 30
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 255 249
Natixis Commercial Mortgage Securities
Trust
Series 2019-FAME Class A
3.047% due 08/15/36 (Þ) 440 435
New Residential Mortgage Loan Trust
Series 2019-NQM4 Class A2
2.644% due 09/25/59 (~)(Ê)(Þ) 408 414
Nomura Resecuritization Trust
Series 2015-4R Class 1A14
0.940% due 03/26/47 (USD 1 Month
LIBOR + 0.190%)(Ê)(Þ) 1,036 921
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,355 1,362
Oaktown Re, Ltd.
Series 2020-2A Class M1A
2.543% due 10/25/30 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 856 862
PMT Credit Risk Transfer Trust
Series 2019-1R Class A
2.170% due 03/27/24 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 210 199
Series 2019-3R Class A
2.870% due 10/27/22 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 323 324
Preston Ridge Partners Mortgage LLC
Series 2020-3 Class A1
2.857% due 09/25/25 (~)(Ê)(Þ) 533 536
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 639 641
Radnor RE, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 567 567
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Ê)(Þ) 200 211
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2
0.618% due 02/25/34 (USD 1 Month
LIBOR + 0.450%)(Ê) 13 12
SBALR Commercial Mortgage Trust
Series 2020-RR1 Class C
3.979% due 02/13/53 (~)(Ê) 410 407
Sequoia Mortgage Trust
Series 2013-4 Class A3
1.550% due 04/25/43 (~)(Ê) 219 219
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 176 180
Structured Adjustable Rate Mortgage
Loan Trust
Series 2006-5 Class 3A
3.937% due 06/25/36 (~)(Ê) 901 711
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
0.925% due 11/11/34 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 243 243
Towd Point Asset Funding, LLC
Series 2021-HE1 Class A1
0.918% due 02/25/63 (~)(Ê)(Þ) 1,131 1,130
UBS Commercial Mortgage Trust
Series 2018-C13 Class B
4.786% due 10/15/51 (~)(Ê) 240 265
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR7 Class A7
4.404% due 08/25/33 (~)(Ê) 40 41
Series 2005-10 Class 3CB1
6.000% due 11/25/35 541 493
Wells Fargo Commercial Mortgage Trust
Series 2017-RB1 Class XA
Interest Only STRIP
1.403% due 03/15/50 (~)(Ê) 1,915 113
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 252 255
193,444
Non-US Bonds - 4.8%
Australia Government International
Bond
Series 155
2.500% due 05/21/30 AUD 3,462 2,823
Banque Centrale de Tunisie International
Bond
Series REGS
6.750% due 10/31/23 EUR 1,824 1,952
6.375% due 07/15/26 EUR 2,009 2,068
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 792 956
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 2,050 392
10.000% due 01/01/25 BRL 3,523 675

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.000% due 01/01/27 BRL 745 142
China Government International Bond
0.625% due 11/25/35 EUR 174 202
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 636 854
Eurosail -UK PLC
0.780% due 09/13/45 GBP 812 1,098
Hellenic Bank PCL
1.875% due 01/24/52 (Þ) EUR 400 466
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/24 EUR 2,142 2,851
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 324,650 3,135
Last Mile Securities
1.000% due 08/17/31 EUR 1,044 1,224
Mexican Bonos
Series M 20
8.500% due 05/31/29 MXN 18,440 1,012
Series M
7.750% due 11/13/42 MXN 18,700 923
8.000% due 11/07/47 MXN 38,160 1,915
Mexico Government International Bond
2.125% due 10/25/51 EUR 1,272 1,244
4.000% due 03/15/15 EUR 911 1,147
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 681 921
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (~)(Ê) GBP 2,939 3,997
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 10,230 439
Series REGS
7.190% due 09/12/24 MXN 56,398 2,584
Republic of Romania Government
International Bond
Series REGS
2.625% due 12/02/40 EUR 1,337 1,553
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 11,691 631
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 48,740 690
Series 6219
7.750% due 09/16/26 RUB 3,660 51
Series 6224
6.900% due 05/23/29 RUB 78,719 1,040
Series 6225
7.250% due 05/10/34 RUB 1,960 26
Series 6228
7.650% due 04/10/30 RUB 61,470 852
Series 6230
7.700% due 03/16/39 RUB 42,470 597
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
1.000% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 500 691
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-UK1A Class B
1.000% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 500 693
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 1,612 2,209
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (~)(Ê)(Þ) GBP 1,061 1,464
43,517
United States Government Treasuries - 14.5%
United States Treasury Inflation Indexed
Bonds
2.125% due 02/15/40 484 694
2.125% due 02/15/41 227 328
1.375% due 02/15/44 999 1,304
United States Treasury Notes
0.125% due 05/31/22 9,760 9,762
1.875% due 05/31/22 1,245 1,271
1.625% due 08/15/22 6,695 6,832
1.750% due 05/15/23 5,035 5,201
1.375% due 06/30/23 370 380
1.250% due 07/31/23 1,980 2,028
1.625% due 10/31/23 3,385 3,504
0.250% due 11/15/23 30 30
2.125% due 11/30/23 2,330 2,445
0.125% due 01/15/24 14,399 14,326
1.250% due 08/31/24 335 344
2.000% due 02/15/25 2,545 2,681
2.125% due 05/15/25 325 344
0.250% due 06/30/25 190 186
2.000% due 08/15/25 1,623 1,710
0.250% due 10/31/25 80 78
3.000% due 10/31/25 525 577
2.250% due 11/15/25 1,455 1,549
0.375% due 01/31/26 260 254
1.625% due 02/15/26 1,973 2,040
2.250% due 03/31/26 1,520 1,618
1.625% due 05/15/26 2,330 2,406
1.500% due 08/15/26 5,420 5,550
0.500% due 04/30/27 20 19
2.375% due 05/15/27 1,575 1,683
0.500% due 05/31/27 4,395 4,201
0.625% due 12/31/27 1,350 1,286
0.750% due 01/31/28 4,652 4,460
2.750% due 02/15/28 2,767 3,018
1.125% due 02/29/28 170 167
0.625% due 03/31/28 2,000 1,907
3.125% due 11/15/28 2,637 2,949
2.375% due 05/15/29 375 398
1.750% due 11/15/29 2,702 2,734
0.625% due 05/15/30 120 109
0.625% due 08/15/30 5,992 5,430
0.875% due 11/15/30 600 555
1.125% due 05/15/40 2,355 1,922
1.125% due 08/15/40 3,005 2,444
1.375% due 11/15/40 2,179 1,854
2.750% due 11/15/42 915 981
2.875% due 05/15/43 140 153
3.625% due 02/15/44 1,514 1,861

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 08/15/44 705 802
2.875% due 08/15/45 1,750 1,911
3.000% due 05/15/47 290 325
2.750% due 11/15/47 1,370 1,465
3.000% due 02/15/48 630 706
3.125% due 05/15/48 545 625
3.375% due 11/15/48 370 444
2.375% due 11/15/49 1,982 1,969
2.000% due 02/15/50 2,090 1,911
1.250% due 05/15/50 11,920 8,996
1.375% due 08/15/50 6,370 4,971
1.625% due 11/15/50 420 350
1.875% due 02/15/51 1,560 1,385
131,433
Total Long-Term Investments
(cost $747,526) 751,582
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 1,760
—
Total Common Stocks
(cost $44) —
Short-Term Investments - 16.9%
AbbVie, Inc.
Series WI
3.450% due 03/15/22 40 41
Anthem, Inc.
3.700% due 08/15/21 40 40
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 5 5
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 20 20
Bristol-Myers Squibb Co.
Series WI
2.250% due 08/15/21 70 71
Danone SA
2.077% due 11/02/21 (Þ) 690 696
Danske Bank A/S
5.000% due 01/12/22 (Þ) 400 413
Delta Air Lines, Inc.
3.400% due 04/19/21 170 170
3.625% due 03/15/22 287 290
Ford Motor Credit Co. LLC
5.875% due 08/02/21 200 203
Series FXD
3.813% due 10/12/21 200 202
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 541 563
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 672 704
General Motors Financial Co., Inc.
4.375% due 09/25/21 20 20
4.200% due 11/06/21 100 102
Genworth Holdings, Inc.
7.625% due 09/24/21 52 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 50 51
Italy Buoni Poliennali Del Tesoro
2.300% due 10/15/21 EUR 3,130 3,724
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/22 60 61
MRA Issuance Trust
1.858% due 10/08/21 (USD 1 Month
LIBOR + 1.750%)(Ê)(Þ) 350 350
Navient Corp.
7.250% due 01/25/22 129 134
Poland Government International Bond
5.125% due 04/21/21 500 501
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 10 10
Reliance Industries, Ltd.
5.400% due 02/14/22 684 711
Royal Bank of Canada
Series GMTN
3.200% due 04/30/21 70 70
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 25 25
Sumitomo Mitsui Banking Corp.
Series 5FXD
2.058% due 07/14/21 90 90
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 250 251
Swedbank AB
2.800% due 03/14/22 (Þ) 624 639
Syngenta Finance NV
3.125% due 03/28/22 718 728
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 40 40
Toronto-Dominion Bank (The)
3.250% due 06/11/21 90 91
U.S. Cash Management Fund(@) 110,100,013(∞) 110,078
UniCredit SpA
6.572% due 01/14/22 (Þ) 370 386
United States Treasury Bills
0.108% due 04/29/21 (ç)(ž) 1,330 1,330
Series WI
0.072% due 05/18/21 (ç)(ž) 990 990
United States Treasury Notes
2.375% due 03/15/22 28,699 29,329
UnitedHealth Group, Inc.
2.875% due 12/15/21 40 41
Wells Fargo & Co.
4.600% due 04/01/21 (ç) 220 220
Total Short-Term Investments
(cost $153,240) 153,443
Total Investments - 99.6%
(identified cost $900,810) 905,025

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 0.4%
3,371
Net Assets - 100.0%
908,396

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
21.3%
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 03/15/19 62,000 99.34 62
63
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 10/20/20 60,000 100.00 60
58
Abu Dhabi Government International Bond 10/03/17 200,000 99.89 200
206
Abu Dhabi Government International Bond 04/08/20 520,000 96.20 500
565
ACE Securities Corp. Mortgage Loan Trust 03/08/17 502,759 93.95 472
500
Adani Abbot Point Terminal Pty, Ltd. 02/01/19 253,000 94.13 238
240
Alimentation Couche-Tard, Inc. 09/19/17 702,000 102.56 720
762
Ambac Assurance Corp. 02/09/17 881 168.77 1
1
Ambac LSNI LLC 02/09/17 3,675,345 99.27 3,697
3,683
Anglo American Capital PLC 09/06/17 200,000 99.97 200
216
Anglo American Capital PLC 05/14/20 712,000 106.56 759
811
AP Moller - Maersk A/S 05/12/20 767,000 99.35 762
847
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 338,300 100.00 338
347
AT&T, Inc. 06/13/16 83,000 95.26 79
76
AT&T, Inc. 01/04/18 231,000 99.45 230
213
AT&T, Inc. 05/31/19 782,000 101.98 798
742
Avis Budget Rental Car Funding (AESOP) LLC 04/16/19 600,000 100.30 602
644
BAMLL Commercial Mortgage Securities Trust 10/30/20 900,000 100.00 900
920
Banco de Bogota SA 09/22/17 686,000 103.99 713
726
Banco de Credito del Peru 12/04/19 693,000 103.28 716
736
Banco Inbursa SA Institucion de Banca Multiple 01/06/20 711,000 103.02 732
759
Bangkok Bank PCL 11/09/18 219,000 99.69 218
229
Banistmo SA 12/07/17 729,000 100.35 732
744
Bayer US Finance LLC 08/02/18 726,000 100.45 729
782
BCAP LLC Trust 07/21/16 603,172 76.92 464
556
Bellemeade Re, Ltd. 09/29/20 1,059,000 100.89 1,068
1,067
Bellemeade Re, Ltd. 02/08/21 1,388,401 101.37 1,406
1,389
Benchmark Mortgage Trust 03/24/21 2,448,000 101.27 2,479
2,452
Bharti Airtel International Netherlands BV 09/26/19 693,000 103.23 715
740
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 612,375 99.74 611
617
BMW US Capital LLC 03/20/18 20,000 99.40 20
20
BNP Paribas SA 08/07/18 200,000 99.58 199
228
BNP Paribas SA 06/02/20 200,000 100.00 200
205
BNP Paribas SA 06/10/20 722,000 110.31 796
809
BX Trust 06/01/18 1,650,000 100.00 1,650
1,642
BX Trust 03/05/19 133,000 100.45 134
133
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.13 988
987
Cameron LNG LLC 12/05/19 30,000 100.00 30
30
Cameron LNG LLC 12/05/19 170,000 101.22 172
175
Canyon Capital CLO, Ltd. 03/03/21 1,000,000 100.52 1,005
1,002
Cargill, Inc. 04/20/20 110,000 100.08 110
112
Carlyle Global Market Strategies CLO, Ltd. 11/07/19 760,003 99.64 757
760
Carnival Corp. 08/13/20 513,000 108.92 559
588
CCO Holdings LLC / CCO Holdings Capital Corp. 03/04/20 290,000 100.53 292
294
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.85 10
10
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,600
1,600
Cencosud SA 01/04/21 813,000 111.81 909
907
CF Hippolyta LLC 03/10/21 1,092,000 99.98 1,092
1,088
Chase Auto Credit Liked Notes 03/16/21 4,495,000 100.00 4,494
4,494
Cheniere Energy, Inc. 09/15/20 60,000 100.00 60
62
CIFC Funding, Ltd. 10/01/20 971,000 99.63 967
971
Citigroup Commercial Mortgage Trust 01/12/17 170,000 102.34 174
177
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,403
1,432
Citigroup Commercial Mortgage Trust 02/21/19 430,000 100.00 430
429
Citigroup Mortgage Loan Trust, Inc. 02/01/17 61,311 97.88 60
62
CLI Funding VI LLC 10/02/20 2,270,721 99.98 2,270
2,271
CLI Funding VI LLC 02/05/21 1,172,180 101.74 1,193
1,169
College Ave Student Loans 01/26/21 111,635 104.91 117
115
Commercial Mortgage Trust 01/22/16 195,000 1.05 205
208
Commercial Mortgage Trust 02/17/16 205,000 103.61 212
219
Commercial Mortgage Trust 11/21/16 211,000 100.77 213
216
Commercial Mortgage Trust 06/05/19 899,000 100.00 899
851
Commerzbank AG 06/24/20 174,000 110.49 192
199
ConocoPhillips Co. 06/14/18 90,000 99.66 90
102
ConocoPhillips Co. 08/22/18 150,000 101.34 152
166
CORE Mortgage Trust 03/01/19 1,466,496 100.00 1,466
1,468
Credit Agricole SA 06/09/20 250,000 100.00 250
253

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 59
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Credit Agricole SA 06/11/20 734,000 108.51 796
806
Credit Suisse Group AG 03/27/20 250,000 100.00 250
272
Credit Suisse Group AG 06/02/20 330,000 100.00 330
335
Credit Suisse Group AG 07/07/20 699,000 111.35 778
768
Credit Suisse Mortgage Trust 06/20/17 600,000 99.61 598
422
Credit Suisse Mortgage Trust 05/28/19 1,282,000 100.00 1,282
1,284
Credit Suisse Mortgage Trust 05/28/19 170,000 100.00 170
170
Credit Suisse Mortgage Trust 12/16/19 680,000 100.00 680
674
Credit Suisse Mortgage Trust 03/11/21 280,000 100.00 280
280
Daimler Finance NA LLC 10/02/20 792,000 102.46 811
812
Danone SA 10/26/16 690,000 99.97 690
696
Danone SA 04/22/19 718,000 100.08 719
749
Danske Bank A/S 01/11/19 400,000 100.83 403
413
Danske Bank A/S 03/11/19 862,000 103.67 901
961
Danske Bank A/S 09/17/19 200,000 102.05 204
214
Danske Bank A/S 06/16/20 200,000 100.00 200
202
DBGS Mortgage Trust 04/03/19 985,000 101.30 998
984
DCP Midstream Operating, LP 12/11/19 30,000 104.77 31
34
Dell International LLC  /   EMC Corp. 12/02/20 617,000 148.36 914
938
Delta Air Lines, Inc. 04/27/20 1,382,000 101.99 1,413
1,592
Delta Air Lines, Inc. 09/16/20 90,000 100.47 90
98
Delta Air Lines, Inc. 09/16/20 90,000 100.76 91
96
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 340,010 100.57 342
346
Dividend Solar Loans LLC 06/28/19 293,304 99.99 293
310
DNB Bank ASA 03/09/21 860,000 102.85 885
887
DP World PLC 10/03/19 200,000 115.09 230
234
Dryden 50 Senior Loan Fund 07/24/17 1,230,000 100.00 1,230
1,230
Eagle Re, Ltd. 01/27/20 511,000 100.00 511
510
Eagle Re, Ltd. 12/17/20 732,000 100.27 734
738
Electricite de France SA 04/24/20 614,000 130.59 802
813
Enel Finance International NV 01/05/18 706,000 100.97 713
755
Enel SpA 07/07/20 679,000 114.98 781
789
Equate Petrochemical BV 10/27/16 200,000 99.25 199
217
Fannie Mae Connecticut Avenue Securities Trust 10/29/19 445,002 100.02 445
445
FirstKey Homes Trust 07/31/20 881,000 99.99 881
879
FirstKey Homes Trust 10/02/20 3,397,485 100.82 3,425
3,365
Flagstar Mortgage Trust 04/13/18 68,620 98.66 68
69
FNA VI LLC 01/22/21 713,100 99.98 713
712
Freddie Mac Seasoned Credit Risk Transfer Trust 03/05/20 720,000 105.20 757
748
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 348,932 100.00 349
349
Freddie Mac Structured Agency Credit Risk Debt Notes 12/16/20 270,000 98.20 265
264
Fresenius Medical Care US Finance II, Inc. 06/16/16 110,000 102.10 112
122
Fresenius Medical Care US Finance II, Inc. 09/19/17 541,000 102.98 557
563
Gazprom PJSC Via Gaz Capital SA 02/01/19 672,000 102.99 692
704
GE Capital Funding LLC 01/05/21 837,000 109.62 916
905
GFL Environmental, Inc. 04/22/20 70,000 100.00 70
72
Glencore Funding LLC 10/12/16 40,000 100.78 40
44
Glencore Funding LLC 09/13/17 220,000 100.42 221
242
Glencore Funding LLC 01/16/19 50,000 95.01 48
55
Glencore Funding LLC 03/05/19 400,000 100.63 403
433
Goldentree Loan Management US CLO 2, Ltd. 10/26/18 1,300,000 100.03 1,300
1,300
Goldentree Loan Management US CLO 2, Ltd. 04/24/20 1,147,000 100.00 1,147
1,148
GS Mortgage Securities Corp. II 06/06/18 490,000 100.00 490
451
GS Mortgage Securities Trust 07/20/16 235,000 111.48 262
252
GS Mortgage Securities Trust 05/31/19 630,000 100.00 630
629
Guardian Life Global Funding 06/16/20 50,000 99.92 50
50
Hanesbrands, Inc. 08/10/18 10,000 98.63 10
11
Hanesbrands, Inc. 08/13/18 70,000 101.65 71
75
Hanesbrands, Inc. 04/30/20 80,000 100.34 80
85
Hawaii Hotel Trust 05/16/19 940,000 100.00 940
938
Heineken NV 10/22/19 710,000 101.25 719
730
Hellenic Bank PCL 03/18/21 EUR 400,000 116.51 466
466
Hertz Vehicle Financing II, LP 10/30/20 484,000 99.89 483
485
Hilton Domestic Operating Co., Inc. 04/16/20 40,000 100.00 40
43
Hilton Domestic Operating Co., Inc. 04/16/20 120,000 100.28 120
126
Hilton USA Trust 11/22/16 1,240,000 95.51 1,184
1,303
Hilton USA Trust 11/22/16 60 0,000 83.58 501
609
Hilton USA Trust 05/26/17 226,000 99.73 225
226

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
HMH Trust 06/09/17 1,170,000 99.98 1,170
998
HOM RE, Ltd. 01/28/21 844,000 100.00 844
844
Hospitality Mortgage Trust 05/16/19 1,216,234 100.00 1,216
1,212
ICICI Bank, Ltd. 09/06/18 782,000 101.20 791
843
Innogy Finance BV 12/02/20 621,000 146.59 910
861
Instar Group, Inc. 02/03/21 129,517 99.95 129
127
Intesa Sanpaolo SpA 07/10/17 400,000 100.11 400
411
Intesa Sanpaolo SpA 01/05/18 200,000 99.90 200
208
Intesa Sanpaolo SpA 04/22/19 846,000 96.49 816
901
Intesa Sanpaolo SpA 06/22/20 292,000 103.66 303
319
Invitation Homes Trust 09/09/20 1,367,162 99.63 1,362
1,369
ITE Rail Fund Levered LP 01/15/21 258,878 100.00 259
258
JPMorgan Mortgage Trust 05/15/20 306,853 103.27 317
310
JPMorgan Mortgage Trust 06/05/20 470,567 103.18 486
480
JPMorgan Mortgage Trust 03/30/21 472,478 102.19 483
481
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
237
KKR Group Finance Co. II LLC 02/20/15 10,000 109.41 11
13
Kuwait Government International Bond 03/13/17 210,000 99.38 209
232
Lamb Weston Holdings, Inc. 12/01/16 60,000 99.77 60
62
Lamb Weston Holdings, Inc. 05/07/20 10,000 100.00 10
11
LCM XXIII, Ltd. 01/29/20 1,020,000 100.00 1,020
1,020
LCM XXV, Ltd. 07/10/17 1,904,000 100.05 1,905
1,904
Legacy Mortgage Asset Trust 05/23/19 374,696 100.00 375
376
Legacy Mortgage Asset Trust 06/01/20 648,774 98.48 639
656
LIFE BMR Mortgage Trust 03/18/21 120,000 100.00 120
120
Lloyds Banking Group PLC 06/22/20 108,000 111.83 121
139
Lloyds Banking Group PLC 09/03/20 681,000 117.23 798
756
LSTAR Securities Investment, Ltd. 05/17/19 331,385 100.00 331
329
Lukoil International Finance BV 09/19/17 682,000 102.96 702
721
Madison Park Funding XIII, Ltd. 11/07/19 574,000 99.69 572
574
Madison Park Funding XVIII, Ltd. 12/01/17 1,922,000 99.82 1,919
1,922
Madison Park Funding, Ltd. 01/15/21 1,158,000 100.00 1,157
1,159
Magnetite XVIII, Ltd. 10/31/18 1,488,000 100.00 1,488
1,488
Marks & Spencer PLC 09/25/19 170,000 114.07 194
195
Mars, Inc. 03/26/19 30,000 99.75 30
32
Mars, Inc. 03/26/19 60,000 99.95 60
63
MEG Energy Corp. 01/19/21 20,000 100.00 20
20
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 120,000 98.86 119
132
ML-CFC Commercial Mortgage Trust 08/05/16 74,535 82.70 62
40
Morgan Stanley Capital I Trust 07/19/18 1,955,000 100.00 1,955
1,940
Morgan Stanley Capital I Trust 08/15/18 1,668,666 100.00 1,669
1,630
Morgan Stanley Capital I Trust 04/24/19 350,000 100.00 350
340
Morgan Stanley Capital I Trust 12/12/19 1,970,000 99.46 1,959
1,975
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.55 30
30
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 2.05 180
180
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.37 1,461
1,466
MRA Issuance Trust 03/30/21 350,000 100.00 350
350
MSCG Trust 05/19/15 255,000 101.30 258
249
National Bank of Canada 10/05/20 780,000 102.51 800
799
National Securities Clearing Corp. 04/16/20 250,000 99.94 250
254
Natixis Commercial Mortgage Securities Trust 08/29/19 440,000 102.73 452
435
Navient Private Education Refi Loan Trust 11/03/20 900,726 99.99 901
906
Navient Private Education Refi Loan Trust 01/19/21 787,453 99.99 787
785
Navient Private Education Refi Loan Trust 03/16/21 1,281,000 100.00 1,281
1,280
Navient Student Loan Trust 07/20/20 703,180 99.99 703
706
Navient Student Loan Trust 07/23/20 3,546,908 101.04 3,584
3,605
NBK SPC, Ltd. 09/30/19 714,000 100.33 716
729
Nestle Holdings, Inc. 01/03/20 698,000 103.27 721
747
New Residential Mortgage Loan Trust 09/09/19 407,663 100.00 408
414
New York Life Global Funding 06/17/20 90,000 99.91 90
89
NGPL PipeCo LLC 09/26/19 553,000 128.50 711
733
Nissan Motor Acceptance Corp. 09/10/20 300,000 100.00 300
326
Nissan Motor Acceptance Corp. 09/10/20 280,000 100.00 280
297
Nomura Resecuritization Trust 07/22/16 1,036,255 60.43 626
921
Northern Natural Gas Co. 08/02/18 631,000 108.87 687
714
NXP BV / NXP Funding LLC / NXP, Inc. 04/29/20 80,000 100.44 80
84
Oak Street Investment Grade Net Lease Fund 11/06/20 258,489 100.00 258
260
Oaktown Re III, Ltd. 01/26/21 1,355,000 100.50 1,362
1,362

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 61
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Oaktown Re, Ltd. 10/19/20 856,027 100.00 856
862
OCP CLO, Ltd. 03/23/21 1,100,787 100.09 1,102
1,101
OneMain Financial Issuance Trust 08/13/20 3,154,000 101.64 3,206
3,161
OneMain Financial Issuance Trust 10/21/20 555,000 105.04 583
582
OneMain Financial Issuance Trust 10/21/20 500,000 106.65 533
531
Park Aerospace Holdings, Ltd. 03/06/19 4,000 100.94 4
4
Parsley Energy LLC 09/25/20 10,000 92.69 9
11
PMT Credit Risk Transfer Trust 03/21/19 209,850 100.00 210
199
PMT Credit Risk Transfer Trust 10/11/19 323,150 100.00 323
324
Preston Ridge Partners Mortgage LLC 02/14/20 2,271,694 99.86 2,269
2,277
Preston Ridge Partners Mortgage LLC 09/30/20 532,537 100.00 533
536
Preston Ridge Partners Mortgage LLC 12/01/20 639,173 100.00 639
641
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 70,000 101.87 71
75
Principal Life Global Funding II 06/16/20 40,000 99.93 40
40
Prosus NV 06/29/17 250,000 100.00 250
280
Prosus NV 02/03/21 909,000 100.70 915
827
Provincia de Buenos Aires 02/08/17 140,000 99.85 140
51
Qatar Government International Bond 10/03/19 210,000 123.38 259
257
Qatar Government International Bond 04/07/20 360,000 100.00 360
418
Radnor RE, Ltd. 01/21/20 567,000 100.00 567
567
RBS Commercial Funding, Inc. Trust 01/19/16 200,000 1.03 207
211
RESIMAC Premier 09/23/20 860,262 100.00 860
863
Resimac , Ltd. 03/04/21 1,742,000 100.00 1,741
1,743
Resorts World Las Vegas LLC / RWLV Capital, Inc. 07/07/20 809,000 98.59 798
815
Riserva CLO, Ltd. 03/01/21 940,000 100.00 940
940
Rockies Express Pipeline LLC 06/23/20 306,000 94.39 289
301
Rockies Express Pipeline LLC 06/25/20 81,000 94.16 76
83
Royal Caribbean Cruises, Ltd. 11/06/20 337,000 114.16 385
393
Sabal Trail Transmission LLC 08/02/18 663,000 105.12 697
736
SABIC Capital II BV 07/07/20 737,000 105.46 777
794
Santander UK Group Holdings PLC 03/05/19 701,000 101.96 715
777
Santander UK Group Holdings PLC 05/14/19 238,000 102.43 244
261
Saudi Arabian Oil Co. 04/07/20 768,000 98.92 760
809
Schlumberger Holdings Corp. 12/10/15 40,000 99.97 40
44
Schneider Electric SE 02/04/19 800,000 101.08 809
828
Sequoia Mortgage Trust 10/21/16 176,043 102.89 181
180
Shackleton CLO, Ltd. 04/04/18 930,000 100.00 930
926
Siemens Financieringsmaatschappij NV 01/04/21 891,000 104.11 928
923
SMB Private Education Loan Trust 06/04/19 185,598 100.00 186
187
SMB Private Education Loan Trust 02/03/21 480,000 99.95 480
472
Societe Generale SA 12/11/19 700,000 105.43 738
764
SoFi Professional Loan Program Trust 07/20/20 588,285 102.14 601
597
Solar Star Funding LLC 04/07/20 631,926 111.95 707
709
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd 09/02/20 150,000 101.76 153
170
SpringCastle America Funding LLC 09/16/20 4,973,338 100.41 4,993
5,012
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 240,000 100.00 240
257
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 25,000 99.90 25
25
Standard Chartered PLC 05/13/20 447,000 103.54 463
481
Standard Chartered PLC 06/22/20 111,000 111.48 124
144
Sunrun Callisto Issuer LLC 10/17/19 581,038 99.95 581
613
Swedbank AB 05/26/20 200,000 99.91 200
203
Swedbank AB 10/02/20 624,000 102.22 638
639
TAL Advantage VII LLC 09/09/20 2,140,403 100.03 2,141
2,136
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/11/20 70,000 100.78 71
71
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/19/21 10,000 100.00 10
9
Taurus UK Designated Activity Co. 02/22/21 GBP 500,000 140.62 703
691
Taurus UK Designated Activity Co. 02/22/21 GBP 5 00,000 140.62 703
693
Teachers Insurance & Annuity Association of America 06/14/16 340,000 114.90 391
416
Tennessee Gas Pipeline Co. LLC 02/19/20 210,000 99.93 210
209
Tesco PLC 09/03/20 623,000 130.27 812
786
Textainer Marine Containers VII, Ltd. 09/11/20 1,622,013 102.35 1,660
1,651
Textainer Marine Containers, Ltd. 09/08/20 1,502,262 100.01 1,502
1,506
Tharaldson Hotel Portfolio Trust 01/22/18 243,024 99.95 243
243
THL Credit Wind River CLO, Ltd. 10/02/17 985,366 100.00 985
985
T-Mobile USA, Inc. 04/02/20 300,000 99.34 298
326
T-Mobile USA, Inc. 04/14/20 30,000 105.37 32
33

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
T-Mobile USA, Inc. 04/20/20 490,000 104.27 511
529
T-Mobile USA, Inc. 07/06/20 784,000 101.29 794
768
Towd Point Master Funding Trust 03/23/21 920,000 107.84 992
984
Towd Point Mortgage Trust 07/22/16 84,756 99.86 85
85
Towd Point Mortgage Trust 10/25/19 1,542,356 105.73 1,631
1,634
Towd Point Mortgage Trust 08/17/20 2,862,752 101.82 2,915
2,899
Towd Point Mortgage Trust 02/22/21 1,130,747 100.00 1,131
1,130
Trust Fibra Uno 09/20/17 685,000 104.80 718
757
UBS Group AG 03/16/17 270,000 100.00 270
279
UBS Group AG 01/28/19 660,000 102.29 675
725
UBS Group AG 04/14/20 220,000 99.93 220
223
UBS Group AG 07/07/20 694,000 112.71 782
774
UniCredit SpA 01/08/19 370,000 100.00 370
386
Upjohn, Inc. 07/08/20 729,000 109.07 795
743
USAA Capital Corp. 04/14/20 150,000 99.74 150
147
VOC Escrow, Ltd. 08/07/18 60,000 97.54 59
59
Volkswagen Group of America Finance LLC 10/02/20 782,000 102.40 801
803
Voya CLO, Ltd. 02/18/20 2,448,568 100.00 2,449
2,449
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 1,061,366 138.66 1,472
1,464
WinWater Mortgage Loan Trust 03/29/17 251,704 102.33 258
255
Woori Bank 04/22/20 734,000 104.91 770
811
Wynn Macau, Ltd. 12/15/20 200,000 102.91 206
209
193,613
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 408 AUD 56,350 06/21
(206)
Euro-Bund Futures 11 EUR 1,884 06/21
(2)
Euro- Buxl 30 Year Bond Futures 8 EUR 1,648 06/21
(10)
Eurodollar Futures 363 USD 89,656 12/23
(178)
Euro-OAT Futures 13 EUR 2,105 06/21
1
United States 2 Year Treasury Note Futures 182 USD 40,172 06/21
(41)
United States 5 Year Treasury Note Futures 843 USD 104,025 06/21
(1,043)
United States 10 Year Treasury Note Futures 1,136 USD 148,745 06/21
(3,301)
United States 10 Year Ultra Treasury Note Futures 153 USD 21,985 06/21
(523)
United States Treasury Long Bond Futures 303 USD 46,842 06/21
(1,639)
United States Treasury Ultra Bond Futures 181 USD 32,801 06/21
(1,720)
Short Positions
Canadian 10 Year Government Bond Futures 18 CAD 2,498 06/21
19
Euro-Bund Futures 251 EUR 42,991 06/21
(20)
Eurodollar Futures 121 USD 30,197 06/21
1
Eurodollar Futures 313 USD 78,042 12/21
(125)
Long Gilt Futures 111 GBP 14,162 06/21
235
United States 2 Year Treasury Note Futures 124 USD 27,370 06/21
27
United States 5 Year Treasury Note Futures 54 USD 6,664 06/21
82
United States 10 Year Ultra Treasury Note Futures 28 USD 4,024 06/21
159
United States Treasury Long Bond Futures 14 USD 2,164 06/21
89
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(8,195)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Swaption

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 63
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Merrill Lynch, USD 2.250%/USD 3
Month LIBOR, USD 113, 03/03/51
Bank of America
Call 1 0.00 113 06/01/21
(3)
Merrill Lynch, USD 3 Month LIBOR/
USD 1.750%, USD 113, 03/03/51
Bank of America
Call 1 0.00 113 06/01/21
—
United States 10 Year Treasury Note
Futures
Citigroup
Call 14 133.00 USD 2,296 04/23/21
(2)
United States 10 Year Treasury Note
Futures
Citigroup
Call 7 132.00 USD 1,099 05/21/21
(4)
United States 10 Year Treasury Note
Futures
Goldman Sachs
Call 36 134.00 USD 4,824 04/23/21
(2)
United States 10 Year Treasury Note
Futures
Goldman Sachs
Put 37 134.00 USD 83 05/21/21
(5)
United States Treasury Bond Futures
Bank of America
Call 9 159.00 USD 1,197 05/21/21
(5)
United States Treasury Bond Futures
Bank of Montreal
Call 16 164.00 USD 2,544 04/23/21
(1)
United States Treasury Bond Futures
Citigroup
Call 12 157.00 USD 1,980 04/23/21
(7)
United States Treasury Bond Futures
Citigroup
Call 12 159.00 USD 1,944 04/23/21
(3)
United States Treasury Bond Futures
Citigroup
Call 9 162.00 USD 16 04/23/21
(1)
United States Treasury Bond Futures
Citigroup
Call 6 165.00 USD 804 04/23/21
—
United States Treasury Bond Futures
JPMorgan Chase
Call 6 161.00 USD 966 04/23/21
(1)
Total Liability for Options Written (premiums received $116)
(34)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 433 AUD 545 06/08/21 (20)
Bank of America USD 102 NOK 860 06/08/21 (2)
Bank of America AUD 546 USD 415 06/08/21 —
Bank of America AUD 19,899 USD 15,761 06/08/21 644
Bank of America GBP 602 USD 826 04/21/21 (5)
Bank of America GBP 2,040 USD 2,816 04/21/21 3
Bank of America NOK 196 USD 23 06/08/21 —
Bank of America NOK 65,759 USD 7,783 06/08/21 95
Bank of Montreal USD 3,678 NOK 31,200 06/16/21 (30)
Bank of Montreal CAD 2,400 USD 1,899 06/16/21 (11)
Bank of Montreal SEK 15,400 USD 1,810 06/16/21 46
Barclays USD 413 TRY 3,554 05/12/21 5
Barclays USD 989 TRY 7,561 05/12/21 (99)
Barclays TRY 898 USD 104 05/12/21 (1)
Barclays TRY 922 USD 104 05/12/21 (4)
Barclays TRY 1,256 USD 141 05/12/21 (7)
Barclays TRY 1,845 USD 209 05/12/21 (8)
Barclays TRY 3,537 USD 418 05/12/21 2
Barclays TRY 4,699 USD 522 05/12/21 (31)
BNP Paribas USD 100 TRY 774 05/12/21 (9)
BNP Paribas EUR 1,370 USD 1,671 04/19/21 64
BNP Paribas EUR 1,430 USD 1,749 04/19/21 72
Citigroup USD 1,654 AUD 2,119 04/19/21 (44)
Citigroup USD 425 AUD 545 05/12/21 (11)
Citigroup USD 297 BRL 1,617 04/19/21 (10)
Citigroup USD 635 BRL 3,360 04/19/21 (39)
Citigroup USD 4,012 CAD 5,083 04/19/21 33
Citigroup USD 172 CLP 125,559 05/12/21 2
Citigroup USD 215 CLP 156,679 05/12/21 2
Citigroup USD 288 CLP 208,343 05/12/21 2
Citigroup USD 315 CLP 229,322 05/12/21 4
Citigroup USD 990 CNY 6,441 05/12/21 (12)
Citigroup USD 146 COP 529,948 05/12/21 (1)
Citigroup USD 146 COP 538,605 05/12/21 1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 262 COP 969,081 05/12/21 2
Citigroup USD 843 COP 3,071,230 05/12/21 (5)
Citigroup USD 1,156 EUR 960 04/19/21 (30)
Citigroup USD 334 EUR 279 05/12/21 (7)
Citigroup USD 926 GBP 682 04/19/21 14
Citigroup USD 2,000 GBP 1,436 05/12/21 (20)
Citigroup USD 2,929 GBP 2,072 06/08/21 (72)
Citigroup USD 27,684 GBP 19,630 06/08/21 (616)
Citigroup USD 467 IDR 6,791,559 05/11/21 (3)
Citigroup USD 674 IDR 9,785,096 05/11/21 (5)
Citigroup USD 498 INR 36,663 05/12/21 —
Citigroup USD 498 INR 36,662 05/12/21 —
Citigroup USD 974 INR 71,633 05/12/21 (1)
Citigroup USD 2,567 JPY 264,630 04/19/21 (177)
Citigroup USD 989 KRW 1,107,518 05/12/21 (7)
Citigroup USD 990 KRW 1,102,078 05/12/21 (13)
Citigroup USD 312 KZT 132,392 05/12/21 (3)
Citigroup USD 674 KZT 285,313 05/12/21 (9)
Citigroup USD 1,154 MXN 23,281 04/19/21 (16)
Citigroup USD 39 MXN 828 05/12/21 1
Citigroup USD 116 MXN 2,491 05/12/21 5
Citigroup USD 116 MXN 2,488 05/12/21 5
Citigroup USD 116 MXN 2,499 05/12/21 5
Citigroup USD 120 MXN 2,561 05/12/21 5
Citigroup USD 240 MXN 5,128 05/12/21 10
Citigroup USD 291 MXN 6,242 05/12/21 13
Citigroup USD 444 MXN 9,282 05/12/21 9
Citigroup USD 493 MXN 10,431 05/12/21 15
Citigroup USD 989 MXN 20,704 05/12/21 20
Citigroup USD 990 MXN 20,635 05/12/21 16
Citigroup USD 3,676 NOK 31,200 06/16/21 (28)
Citigroup USD 287 NZD 411 06/08/21 —
Citigroup USD 7,865 NZD 10,647 06/08/21 (431)
Citigroup USD 438 PHP 21,505 05/12/21 4
Citigroup USD 551 PHP 27,068 05/12/21 5
Citigroup USD 581 RUB 43,750 04/19/21 (3)
Citigroup USD 816 RUB 61,470 04/19/21 (4)
Citigroup USD 457 THB 13,733 05/12/21 (17)
Citigroup USD 535 THB 16,096 05/12/21 (20)
Citigroup USD 234 TRY 1,812 05/12/21 (21)
Citigroup USD 147 ZAR 2,185 05/12/21 —
Citigroup USD 169 ZAR 2,504 05/12/21 —
Citigroup USD 205 ZAR 3,159 05/12/21 8
Citigroup USD 246 ZAR 3,704 05/12/21 3
Citigroup USD 253 ZAR 3,749 05/12/21 —
Citigroup USD 370 ZAR 5,552 05/12/21 5
Citigroup USD 421 ZAR 6,258 05/12/21 1
Citigroup AUD 4,340 USD 3,443 05/12/21 146
Citigroup BRL 1,478 USD 275 04/19/21 13
Citigroup CAD 2,400 USD 1,898 06/16/21 (12)
Citigroup CLP 722,250 USD 989 05/12/21 (14)
Citigroup CNY 6,411 USD 985 05/12/21 11
Citigroup EUR 58 HUF 21,167 05/12/21 1
Citigroup EUR 68 HUF 25,029 05/12/21 1
Citigroup EUR 68 HUF 25,038 05/12/21 1
Citigroup EUR 110 HUF 40,183 05/12/21 2
Citigroup EUR 110 HUF 40,168 05/12/21 2
Citigroup EUR 414 HUF 151,997 05/12/21 11
Citigroup EUR 408 NOK 4,210 05/12/21 27
Citigroup EUR 816 PLN 3,678 05/12/21 (53)
Citigroup EUR 228 USD 272 05/12/21 4
Citigroup EUR 250 USD 297 05/12/21 4
Citigroup EUR 559 USD 666 05/12/21 9

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 65
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 700 USD 845 05/12/21 24
Citigroup EUR 913 USD 1,091 05/12/21 20
Citigroup EUR 1,000 USD 1,193 05/12/21 19
Citigroup EUR 9,250 USD 11,275 05/12/21 419
Citigroup GBP 695 USD 968 05/12/21 9
Citigroup GBP 725 USD 1,010 05/12/21 11
Citigroup GBP 1,425 USD 1,976 05/12/21 11
Citigroup GBP 10,698 USD 14,671 06/08/21 (80)
Citigroup HUF 77,423 EUR 213 05/12/21 (1)
Citigroup HUF 109,564 EUR 302 05/12/21 (1)
Citigroup IDR 16,476,442 USD 1,135 05/11/21 10
Citigroup INR 9,204 USD 125 05/12/21 —
Citigroup INR 25,944 USD 352 05/12/21 (1)
Citigroup INR 34,301 USD 464 05/12/21 (2)
Citigroup INR 38,299 USD 520 05/12/21 (1)
Citigroup INR 38,308 USD 520 05/12/21 (1)
Citigroup JPY 350,896 USD 3,319 05/12/21 148
Citigroup KRW 324,026 USD 287 05/12/21 (1)
Citigroup KRW 453,248 USD 401 05/12/21 (1)
Citigroup KRW 484,964 USD 430 05/12/21 —
Citigroup KRW 485,015 USD 430 05/12/21 —
Citigroup KRW 486,004 USD 430 05/12/21 (1)
Citigroup MXN 106 USD 5 05/12/21 —
Citigroup MXN 2,093 USD 101 05/12/21 (1)
Citigroup MXN 2,963 USD 142 05/12/21 (2)
Citigroup MXN 5,834 USD 279 05/12/21 (5)
Citigroup MXN 7,282 USD 348 05/12/21 (6)
Citigroup MXN 9,269 USD 445 05/12/21 (7)
Citigroup MXN 11,278 USD 537 05/12/21 (13)
Citigroup MXN 11,289 USD 543 05/12/21 (7)
Citigroup MXN 12,120 USD 583 05/12/21 (8)
Citigroup MXN 12,580 USD 604 05/12/21 (9)
Citigroup MXN 20,821 USD 996 05/12/21 (18)
Citigroup MXN 51,780 USD 2,521 05/12/21 (2)
Citigroup NOK 4,107 EUR 400 05/12/21 (21)
Citigroup NZD 209 USD 155 06/08/21 9
Citigroup PHP 7,512 USD 153 05/12/21 (1)
Citigroup PHP 8,149 USD 166 05/12/21 (1)
Citigroup PHP 9,373 USD 191 05/12/21 (1)
Citigroup PHP 9,384 USD 191 05/12/21 (1)
Citigroup PHP 14,067 USD 287 05/12/21 (2)
Citigroup PHP 96,642 USD 1,980 05/12/21 (4)
Citigroup PLN 3,694 EUR 818 05/12/21 51
Citigroup SEK 15,400 USD 1,810 06/16/21 45
Citigroup THB 29,791 USD 990 05/12/21 37
Citigroup TRY 1,777 USD 208 05/12/21 (1)
Citigroup ZAR 5,174 USD 343 05/12/21 (6)
Citigroup ZAR 5,403 USD 346 05/12/21 (18)
Citigroup ZAR 10,174 USD 675 05/12/21 (11)
Citigroup ZAR 10,648 USD 682 05/12/21 (36)
Citigroup ZAR 13,072 USD 897 05/12/21 16
Citigroup ZAR 14,680 USD 990 05/12/21 —
Commonwealth Bank of Australia USD 2,433 JPY 268,136 06/08/21 (9)
Commonwealth Bank of Australia USD 3,770 JPY 399,410 06/08/21 (161)
Commonwealth Bank of Australia USD 57 SEK 470 06/08/21 (3)
Commonwealth Bank of Australia JPY 667,545 USD 6,288 06/08/21 255
Commonwealth Bank of Australia SEK 2,175 USD 249 06/08/21 —
Commonwealth Bank of Australia SEK 63,912 USD 7,682 06/08/21 359
Goldman Sachs USD 308 BRL 1,670 04/19/21 (12)
Goldman Sachs USD 281 RUB 21,170 04/19/21 (2)
Goldman Sachs EUR 669 USD 815 04/19/21 31
Goldman Sachs EUR 830 USD 1,021 04/19/21 47
Goldman Sachs EUR 1,060 USD 1,304 04/19/21 61

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 283 INR 20,944 04/19/21 3
JPMorgan Chase AUD 210 USD 162 04/19/21 2
Merrill Lynch USD 159 TRY 1,233 05/12/21 (14)
Merrill Lynch USD 42 TRY 363 05/24/21 —
Merrill Lynch TRY 181 USD 21 05/24/21 —
Royal Bank of Canada USD 15,588 CAD 19,586 06/08/21 (1)
Royal Bank of Canada USD 15,392 EUR 12,670 06/08/21 (515)
Royal Bank of Canada USD 3,688 NOK 31,200 06/16/21 (40)
Royal Bank of Canada CAD 190 USD 151 06/08/21 (1)
Royal Bank of Canada CAD 302 USD 241 06/08/21 1
Royal Bank of Canada CAD 2,400 USD 1,902 06/16/21 (8)
Royal Bank of Canada EUR 1,936 USD 2,273 06/08/21 —
Royal Bank of Canada EUR 3,229 USD 3,956 06/08/21 164
Royal Bank of Canada SEK 15,400 USD 1,812 06/16/21 48
Standard Chartered USD 3,676 NOK 31,200 06/16/21 (28)
Standard Chartered CAD 2,400 USD 1,898 06/16/21 (12)
Standard Chartered SEK 15,400 USD 1,810 06/16/21 45
State Street GBP 6,027 USD 8,369 04/21/21 60
UBS USD 3,676 NOK 31,200 06/16/21 (29)
UBS CAD 2,400 USD 1,898 06/16/21 (13)
UBS CHF 151 USD 167 06/08/21 8
UBS CHF 727 USD 772 06/08/21 2
UBS CHF 20,520 USD 22,662 06/08/21 914
UBS SEK 15,400 USD 1,810 06/16/21 46
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
1,178
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America USD 8,197 0.190%
(3)
Three Month LIBOR
(2)
06/15/22
— (2) (2)
Bank of America USD 14,416 1.100%
(3)
Three Month LIBOR
(2)
12/18/25
— (125) (125)
Bank of America USD 1,373 Three Month LIBOR
(2)
0.450%
(3)
05/15/27
(4) 73 69
Bank of America USD 6,024
Federal Fund
Effective Rate
(2)
0.260%
(3)
05/15/27
(19) 320 301
Bank of America USD 3,362 Three Month LIBOR
(2)
0.780%
(3)
11/15/27
9 121 130
Bank of America USD 2,903 Three Month LIBOR
(2)
1.350%
(3)
02/15/28
3 19 22
Bank of America USD 3,631 Three Month LIBOR
(2)
1.250%
(3)
02/15/28
6 45 51
Bank of America MXN 40,840 7.450%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
07/18/29
15 95 110
Bank of America USD 2,330 12 Month LIBOR
(2)
0.560%
(3)
07/20/45
17 610 627
Bank of America USD 880 SOFR
(2)
0.740%
(3)
08/19/45
— 206 206
Bank of America USD 1,022 Three Month LIBOR
(2)
0.800%
(3)
11/15/45
7 276 283
Bank of America USD 181 Three Month LIBOR
(2)
1.225%
(3)
02/15/47
— 36 36
Bank of America USD 540 Three Month LIBOR
(2)
1.200%
(3)
02/15/47
3 108 111
Bank of America USD 649 Three Month LIBOR
(2)
1.600%
(3)
02/15/47
4 75 79
Bank of America USD 812 Three Month LIBOR
(2)
2.000%
(3)
02/15/47
(1) 37 36
Bank of America USD 1,980 Three Month LIBOR
(2)
1.000%
(3)
02/15/47
24 464 488
Bank of America USD 1,009 Three Month LIBOR
(2)
0.900%
(3)
03/17/50
17 278 295
Bank of America USD 1,422 Three Month LIBOR
(2)
1.200%
(3)
10/07/50
7 317 324
Bank of America USD 56 Three Month LIBOR
(2)
2.000%
(3)
06/03/51
— 3 3
Citigroup BRL 2,100 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— (7) (7)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 67
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 2,400 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
1 (9) (8)
Citigroup BRL 2,631 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
1 (10) (9)
Credit Suisse BRL 17,687 5.750%
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/23
— (26) (26)
Credit Suisse USD 1,500 Three Month LIBOR
(2)
0.227%
(3)
05/12/23
— 2 2
Credit Suisse EUR 2,000
Six Month
EURIBOR
(3)
0.485%
(4)
05/12/23
— (49) (49)
Credit Suisse USD 14,800 Three Month LIBOR
(2)
0.273%
(3)
05/12/23
— 7 7
Credit Suisse ZAR 38,300 Three Month JIBAR
(2)
4.851%
(2)
05/12/23
— (18) (18)
Credit Suisse CZK 52,477 1.000%
(4)
Six Month PRIBOR
(3)
05/12/23
— (2) (2)
Credit Suisse CZK 57,023 1.025%
(5)
Six Month PRIBOR
(3)
05/12/23
— (1) (1)
Credit Suisse EUR 1,600
Six Month
EURIBOR
(3)
0.000%
(4)
05/12/26
— 3 3
Credit Suisse EUR 1,600
Six Month
EURIBOR
(3)
0.303%
(4)
05/12/26
— (60) (60)
Credit Suisse EUR 200
Six Month
EURIBOR
(3)
0.043%
(4)
05/12/31
— 1 1
Credit Suisse EUR 800
Six Month
EURIBOR
(3)
0.013%
(4)
05/12/31
— 6 6
Credit Suisse CAD 1,900 1.915%
(3)
Canadian Dealer Offer
Rate
(3)
05/12/31
— (26) (26)
Credit Suisse USD 2,775 Three Month LIBOR
(2)
1.763%
(3)
05/12/31
— 5 5
Credit Suisse USD 2,816 Three Month LIBOR
(2)
1.503%
(3)
05/12/31
— 75 75
Credit Suisse AUD 3,300 Six Month BBSW
(3)
1.729%
(3)
05/12/31
— 31 31
Credit Suisse EUR 3,700
Six Month
EURIBOR
(3)
0.049%
(4)
05/12/31
— 13 13
Credit Suisse EUR 170 Six Month LIBOR
(3)
0.432%
(4)
05/12/51
— 2 2
Credit Suisse EUR 300
Six Month
EURIBOR
(3)
0.352%
(4)
05/12/51
— 14 14
Credit Suisse USD 400 Three Month LIBOR
(2)
1.976%
(3)
05/12/51
— 21 21
Credit Suisse EUR 400
Six Month
EURIBOR
(3)
0.401%
(4)
05/12/51
— 11 11
Credit Suisse EUR 1,100
Six Month
EURIBOR
(3)
0.420%
(4)
05/12/51
— 24 24
Credit Suisse EUR 213
Six Month
EURIBOR
(3)
42.800%
(4)
06/10/71
— (3) (3)
Credit Suisse EUR 227
Six Month
EURIBOR
(3)
34.000%
(4)
06/10/71
— 51 51
Credit Suisse EUR 227
Six Month
EURIBOR
(3)
34.000%
(4)
06/10/71
— 51 51
Credit Suisse EUR 232
Six Month
EURIBOR
(3)
42.000%
(4)
06/10/71
— 52 52
JPMorgan Chase BRL 1,700 7.044%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— (6) (6)
Total Open Interest Rate Swap Contracts (å)
90 3,108 3,198

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Strategic Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Sell
USD 4,950 5.000%
(2)
06/20/26
421 20 441
CDX NA High Yield Index Bank of America
Purchase
USD 9,000 (5.000%)
(2)
06/20/26
(762) (41) (803)
CDX NA Investment Grade
Index Bank of America
Sell
USD 3,152 1.000%
(2)
06/20/26
69 5 74
CDX NA Investment Grade
Index Bank of America
Purchase
USD 45,900 (1.000%)
(2)
06/20/26
(992) (81) (1,073)
CDX NA Investment Grade
Index Merrill Lynch
Sell
USD 457 1.000%
(2)
06/20/25
3 5 8
Total Open Credit Indices Contracts (1,261) (92) (1,353)
Sovereign Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Mexico Government
International Bond
Morgan Stanley
Purchase
1.139% USD 2,157
(1.000%)
(2)
06/20/26
17 (2) 15
Russian Foreign Bond Morgan Stanley
Purchase
1.111% USD 3,147
(1.000%)
(2)
06/20/26
2 16 18
Total Open Sovereign Issues Contracts 19 14 33
Total Open Credit Default Swap Contracts (å) (1,242) (78) (1,320)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 81,441 $ —
$ —
$ 81,441
Corporate Bonds and Notes — 200,996 —
—
200,996
International Debt — 88,442 —
—
88,442
Loan Agreements — 12,309 —
—
12,309
Mortgage-Backed Securities — 193,164 280
—
193,444
Non-US Bonds — 43,517 —
—
43,517
United States Government Treasuries — 131,433 —
—
131,433
Common Stocks — — —
—
—
Short-Term Investments — 43,365 —
110,078
153,443
Total Investments — 794,667 280 110,078 905,025
Other Financial Instruments
Assets
Futures Contracts 613 — — — 613
Foreign Currency Exchange Contracts — 4,22 8 — — 4,22 8
Interest Rate Swap Contracts — 3,540 — — 3,540
Credit Default Swap Contracts — 556 — — 556
Liabilities
Futures Contracts (8,808) — — — (8,808)
Options Written (31) (3) — — (34)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 69
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — (3,050) — — (3,050)
Interest Rate Swap Contracts — (342) — — (342)
Credit Default Swap Contracts — (1,876) — — (1,876)
Total Other Financial Instruments
*
$ (8,226) $ 3,053 $ — $ — $ (5,173)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
341
Australia .................................................................................
5,894
Bermuda .................................................................................
1,388
Brazil ......................................................................................
3,282
Canada ....................................................................................
15,805
Cayman Islands .......................................................................
4,221
Chile .......................................................................................
1,666
China ......................................................................................
1,028
Colombia .................................................................................
1,473
Czech Republic .......................................................................
1,097
Denmark .................................................................................
2,638
France .....................................................................................
6,958
Germany .................................................................................
658
Greece ....................................................................................
466
India .......................................................................................
1,554
Indonesia ................................................................................
1,271
Ireland ....................................................................................
5,072
Israel .......................................................................................
611
Italy ........................................................................................
10,201
Japan ......................................................................................
5,685
Kazakhstan .............................................................................
237
Kuwait ....................................................................................
232
Liberia ....................................................................................
47
Luxembourg ............................................................................
875
Macao .....................................................................................
1,553
Mexico ....................................................................................
12,508
Netherlands ............................................................................
10,447

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Norway ....................................................................................
887
Panama ...................................................................................
991
Peru ........................................................................................
1,119
Poland .....................................................................................
501
Qatar .......................................................................................
675
Romania ..................................................................................
1,553
Russia .....................................................................................
3,961
Saudi Arabia ...........................................................................
1,603
South Africa ............................................................................
631
South Korea ............................................................................
811
Spain .......................................................................................
3,056
Sweden ....................................................................................
1,093
Switzerland .............................................................................
3,377
Thailand ..................................................................................
229
Togo ........................................................................................
955
Tunisia ....................................................................................
4,020
United Arab Emirates .............................................................
1,734
United Kingdom ......................................................................
19,728
United States ...........................................................................
760,893
Total Investments .................................................................... 905,025

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.5%
Australia - 3.9%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 677,346 6,632
Goodman Group(ö) 126,205 1,739
GPT Group (The)(ö) 1,328,347 4,654
Growthpoint Properties Australia, Ltd.(ö) 690,150 1,823
Mirvac Group(ö) 6,965,515 13,273
Scentre Group(ö) 1,909,452 4,100
Vicinity Centres (ö) 3,168,493 3,991
Waypoint REIT, Ltd.(ö) 1,237,255 2,361
38,573
Austria - 0.1%
CA Immobilien Anlagen AG 30,127 1,275
Belgium - 1.0%
Aedifica (ö) 44,851 5,142
VGP NV 16,255 2,601
Warehouses De Pauw CVA(ö) 58,592 1,936
9,679
Canada - 2.1%
Allied Properties Real Estate Investment
Trust(ö) 91,703 2,966
Canadian Apartment Properties(ö) 180,276 7,726
Granite Real Estate Investment Trust(ö) 55,614 3,382
RioCan Real Estate Investment Trust(ö) 435,584 6,745
20,819
China - 0.2%
GDS Holdings, Ltd. - ADR(Æ) 19,492 1,581
France - 1.6%
ARGAN SA(ö) 17,076 1,610
Gecina SA(ö) 47,437 6,532
ICADE(ö) 39,927 2,918
Klepierre SA - GDR(Ñ)(ö) 175,939 4,098
15,158
Germany - 5.4%
Alstria Office REIT-AG(ö) 364,393 5,889
Deutsche Wohnen SE 348,439 16,254
Instone Real Estate Group AG(Þ) 135,988 3,740
Vonovia SE 415,893 27,165
53,048
Hong Kong - 5.6%
CK Asset Holdings, Ltd. 2,272,000 13,810
ESR Cayman, Ltd.(Æ)(Þ) 551,800 1,814
Hang Lung Properties, Ltd. - ADR 827,000 2,152
Hysan Development Co., Ltd. 845,000 3,306
Link Real Estate Investment Trust(ö) 1,414,600 12,896
Sun Hung Kai Properties, Ltd. 783,000 11,877
SUNeVision Holdings, Ltd. 560,000 579
Swire Properties, Ltd. 797,200 2,468
Wharf Holdings, Ltd. (The) 573,000 1,520
Wharf Real Estate Investment Co., Ltd. 842,000 4,730
55,152
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 0.1%
Ascendas India Trust 438,500 485
Japan - 11.3%
Activia Properties, Inc.(ö) 2,254 9,909
Daibiru Corp. 296,000 3,833
Daiwa Securities Living Investments
Corp.(ö) 839 824
Global One Real Estate Investment
Corp.(ö) 3,895 4,248
GLP J- Reit (ö) 3,621 5,951
Hulic REIT, Inc.(ö) 3,101 4,858
Invincible Investment Corp.(ö) 6,149 2,324
Japan Excellent, Inc.(ö) 577 749
Japan Prime Realty Investment Corp.(ö) 1,003 3,748
Japan Retail Fund Investment Corp.
(Ñ)(ö) 4,564 4,666
Kenedix Residential Next Investment
Corp.(ö) 1,192 2,327
Kenedix Retail REIT Corp.(ö) 1,970 4,779
Mitsubishi Estate Co., Ltd. 813,900 14,273
Mitsui Fudosan Co., Ltd. 944,100 21,550
Mitsui Fudosan Logistics Park, Inc.(ö) 534 2,638
MORI Trust Hotel REIT, Inc.(ö) 3,657 4,571
MORI Trust Sogo REIT, Inc.(ö) 2,397 3,369
Nippon Building Fund, Inc.(ö) 928 5,469
Nippon REIT Investment Corp.(ö) 435 1,663
Sumitomo Realty & Development Co.,
Ltd. 105,400 3,738
Tokyu Fudosan Holdings Corp. 453,200 2,696
United Urban Investment Corp.(ö) 2,159 2,905
111,088
Macao - 0.3%
Sands China, Ltd.(Æ) 599,200 3,005
Netherlands - 0.8%
Unibail - Rodamco -Westfield(ö) 94,957 7,609
Singapore - 2.7%
CapitaLand Mall Trust Class A(ö) 2,908,128 4,701
CapitaLand, Ltd. 1,323,000 3,707
City Developments, Ltd. 833,800 4,958
Keppel DC REIT(ö) 987,300 1,984
Keppel REIT(ö) 4,928,800 4,470
Mapletree Greater China Commercial
Trust(ö) 1,087,500 857
Mapletree Logistics Trust(ö) 1,683,300 2,420
Parkway Life Real Estate Investment
Trust(ö) 995,555 3,017
26,114
Spain - 0.5%
Arima Real Estate Socimi SA(ö) 140,207 1,480
Inmobiliaria Colonial Socimi SA(ö) 356,716 3,454
4,934
Sweden - 2.4%
Castellum AB 337,203 7,437
Catena AB 55,000 2,424
Fabege AB 319,823 4,310

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fastighets AB Balder Class B(Æ) 164,297 8,134
Wihlborgs Fastigheter AB 66,586 1,263
23,568
United Kingdom - 5.6%
Assura PLC(ö) 3,675,181 3,650
Big Yellow Group PLC(ö) 171,111 2,627
British Land Co. PLC (The)(ö) 1,208,701 8,405
Derwent London PLC(ö) 66,187 2,945
Grainger PLC 943,552 3,471
Land Securities Group PLC(ö) 451,768 4,300
LondonMetric Property PLC(ö) 682,185 2,008
PRS REIT PLC (The)(ö) 1,022,218 1,233
Safestore Holdings PLC(ö) 282,521 3,100
Segro PLC(ö) 1,005,603 13,001
Tritax EuroBox PLC(Þ) 1,665,189 2,305
UNITE Group PLC (The)(ö) 393,095 5,783
Workspace Group PLC(ö) 192,972 2,128
54,956
United States - 52.9%
Agree Realty Corp.(ö) 94,867 6,385
Alexander & Baldwin, Inc. 21,024 353
Alexandria Real Estate Equities, Inc.(ö) 21,830 3,587
American Campus Communities, Inc.(ö) 6,701 289
American Homes 4 Rent Class A(ö) 239,888 7,998
Americold Realty Trust(ö) 137,220 5,279
Apartment Income REIT Corp.(ö) 280,204 11,982
Apple Hospitality REIT, Inc.(ö) 403,346 5,877
AvalonBay Communities, Inc.(ö) 86,118 15,890
Boyd Gaming Corp. 71,689 4,227
Caesars Entertainment, Inc.(Æ) 28,283 2,473
CoreSite Realty Corp. Class A(ö) 30,011 3,597
CyrusOne , Inc.(ö) 135,389 9,169
Digital Realty Trust, Inc.(ö) 51,868 7,305
Duke Realty Corp.(ö) 225,805 9,468
EastGroup Properties, Inc.(ö) 63,903 9,156
Empire State Realty Trust, Inc. Class
A(ö) 545,268 6,069
EPR Properties(ö) 65,192 3,037
Equity Residential(ö) 204,451 14,645
Essential Properties Realty Trust, Inc.(ö) 296,132 6,761
Essex Property Trust, Inc.(ö) 40,253 10,942
Extra Space Storage, Inc.(ö) 176,296 23,367
Healthcare Trust of America, Inc. Class
A(ö) 140,989 3,888
Healthpeak Properties, Inc.(ö) 431,539 13,697
Highwoods Properties, Inc.(ö) 87,360 3,751
Host Hotels & Resorts, Inc.(ö) 396,411 6,680
Howard Hughes Corp. (The)(Æ) 51,595 4,908
Invitation Homes, Inc.(ö) 258,253 8,262
Jones Lang LaSalle, Inc. 24,770 4,435
Kilroy Realty Corp.(ö) 17,739 1,164
Kimco Realty Corp.(ö) 786,122 14,740
Life Storage, Inc.(ö) 117,273 10,080
Medical Properties Trust, Inc.(ö) 563,324 11,988
MGM Growth Properties LLC Class A(ö) 94,038 3,068
Mid-America Apartment Communities,
Inc.(ö) 79,320 11,451
NetSTREIT Corp.(ö) 89,589 1,657
Omega Healthcare Investors, Inc.(ö) 162,458 5,951
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Park Hotels & Resorts, Inc.(ö) 551,639 11,904
Prologis, Inc.(ö) 391,040 41,449
Public Storage(ö) 80,335 19,823
Retail Properties of America, Inc. Class
A(ö) 550,339 5,768
Rexford Industrial Realty, Inc.(ö) 157,970 7,962
Ryman Hospitality Properties, Inc.(ö) 44,421 3,443
Sabra Health Care REIT, Inc.(ö) 190,271 3,303
Simon Property Group, LP(ö) 288,703 32,845
SL Green Realty Corp.(ö) 140,313 9,821
STORE Capital Corp.(ö) 173,895 5,825
Sun Communities, Inc.(ö) 128,306 19,251
UDR, Inc.(ö) 307,476 13,486
Ventas, Inc.(ö) 427,287 22,791
VEREIT, Inc.(ö) 260,469 10,059
VICI Properties, Inc.(ö) 537,834 15,188
Weingarten Realty Investors(ö) 114,827 3,090
Welltower , Inc.(ö) 201,316 14,420
Weyerhaeuser Co.(ö) 130,827 4,658
518,662
Total Common Stocks
(cost $750,302) 945,706
Short-Term Investments - 2.4%
United States - 2.4%
U.S. Cash Management Fund(@) 23,642,514 (∞) 23,638
Total Short-Term Investments
(cost $23,638) 23,638
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×) 5,410,663 (∞) 5,411
Total Other Securities
(cost $5,411) 5,411
Total Investments - 99.5%
(identified cost $779,351) 974,755
Other Assets and Liabilities, Net
- 0.5%
5,011
Net Assets - 100.0%
979,766

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 73
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.8%
ESR Cayman, Ltd. 11/20/19 HKD 551,800 2.17 1,196
1,814
Instone Real Estate Group AG 03/28/19 EUR 135,988 23.99 3,263
3,740
Tritax EuroBox PLC 07/04/18 GBP 1,665,189 1.29 2,227
2,305
7,859
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 398 USD 14,244 06/21
24
FTSE/EPRA Europe Index Futures 200 EUR 4,221 06/21
15
Hang Seng Index Futures 9 HKD 12,742 04/21
5
MSCI Singapore Index Futures 33 SGD 1,181 04/21
3
S&P/TSX 60 Index Futures 4 CAD 889 06/21
(1)
SPI 200 Futures 8 AUD 1,353 06/21
(6)
TOPIX Index Futures 17 JPY 332,181 06/21
84
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
124
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 794 EUR 664 06/16/21 (15)
Bank of America USD 428 JPY 47,348 04/02/21 —
Bank of America USD 1,060 SGD 1,425 04/05/21 —
Bank of America EUR 125 USD 147 04/01/21 —
Bank of America EUR 219 USD 257 06/16/21 —
Bank of America GBP 22 USD 30 04/01/21 —
Bank of America GBP 155 USD 214 04/06/21 —
Bank of America JPY 21,609 USD 196 04/01/21 2
Bank of America JPY 26,963 USD 245 06/16/21 1
Bank of America JPY 368,265 USD 3,391 06/16/21 61
Bank of America SGD 1,327 USD 984 04/01/21 (2)
Royal Bank of Canada USD 348 AUD 451 06/16/21 (5)
Royal Bank of Canada USD 230 CAD 290 06/16/21 1
Royal Bank of Canada USD 1,606 EUR 1,346 06/16/21 (26)
Royal Bank of Canada USD 590 HKD 4,583 06/16/21 (1)
Royal Bank of Canada USD 990 JPY 107,377 06/16/21 (19)
Royal Bank of Canada USD 3,777 JPY 409,530 06/16/21 (76)
Royal Bank of Canada USD 294 SGD 395 06/16/21 —
Royal Bank of Canada EUR 289 USD 345 06/16/21 5
Royal Bank of Canada HKD 10,837 USD 1,394 04/01/21 —
Standard Chartered USD 347 AUD 451 06/16/21 (5)
Standard Chartered USD 229 CAD 290 06/16/21 1
Standard Chartered USD 1,603 EUR 1,346 06/16/21 (21)
Standard Chartered USD 590 HKD 4,583 06/16/21 (1)
Standard Chartered USD 988 JPY 107,377 06/16/21 (17)
Standard Chartered USD 293 SGD 395 06/16/21 —
UBS USD 347 AUD 451 06/16/21 (5)
UBS USD 229 CAD 290 06/16/21 2
UBS USD 1,603 EUR 1,346 06/16/21 (22)
UBS USD 590 HKD 4,583 06/16/21 (1)
UBS USD 988 JPY 107,377 06/16/21 (17)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Global Real Estate Securities Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS USD 294 SGD 395 06/16/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(160)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 38,573 $ —
$ —
$ 38,573
Austria — 1,275 —
—
1,275
Belgium — 9,679 —
—
9,679
Canada 20,819 — —
—
20,819
China 1,581 — —
—
1,581
France — 15,158 —
—
15,158
Germany — 53,048 —
—
53,048
Hong Kong — 55,152 —
—
55,152
India — 485 —
—
485
Japan — 111,088 —
—
111,088
Macao — 3,005 —
—
3,005
Netherlands — 7,609 —
—
7,609
Singapore — 26,114 —
—
26,114
Spain — 4,934 —
—
4,934
Sweden — 23,568 —
—
23,568
United Kingdom — 54,956 —
—
54,956
United States 518,662 — —
—
518,662
Short-Term Investments — — — 23,638 23,638
Other Securities — — — 5,411 5,411
Total Investments 541,062 404,644 — 29,049 974,755
Other Financial Instruments
Assets
Futures Contracts 131 — —
—
131
Foreign Currency Exchange Contracts — 73 —
—
73
Liabilities
Futures Contracts (7) — —
—
(7)
Foreign Currency Exchange Contracts (3) (230) —
—
(233)
Total Other Financial Instruments
*
$ 121 $ (157) $ — $ — $ (36)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 75
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2021, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers ...........................................................................
24,213
Diversified ..............................................................................
246,750
Healthcare ..............................................................................
82,706
Industrial ................................................................................
107,769
Lodging/Resorts ......................................................................
59,754
Office ......................................................................................
64,684
Residential ..............................................................................
176,935
Retail ......................................................................................
123,897
Self Storage .............................................................................
58,998
Short-Term Investments ..........................................................
23,638
Other Securities ......................................................................
5,411
Total Investments .................................................................... 974,755

Russell Investment Funds
Notes to Schedules of Investments — March 31, 2021 (Unaudited)
76 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts or swaps entered into by the Fund.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 5.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(∞) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
( Û ) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short .
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to this Quarterly Report .
(1)
Weekly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR - Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI - Goldman Sachs Commodity Index
HIBOR - Hong Kong Interbank Offer Rate

Russell Investment Funds
Notes to Schedules of Investments, continued — March 31, 2021 (Unaudited)
Notes to Schedules of Investments 77
Foreign Currency Abbreviations:
JIBAR - Johannesburg Interbank Agreed Rate
KSDA - Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
STIBOR - Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI - West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU - Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN - Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghanaian Cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — March 31, 2021 (Unaudited)
78 Notes to Quarterly Report
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of this Quarterly Report.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
Notes to Quarterly Report 79
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as Level

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
80 Notes to Quarterly Report
3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets, and Global Real Estate Securities Funds had
no transfers into or out of Level 3 for the period ended March 31, 2021. Transfers which result from the application of fair value factors are purposely excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.
The Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs become observable. The amount transferred was $1,574,299.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
Notes to Quarterly Report 81
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
82 Notes to Quarterly Report
arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended March 31, 2021, the following Funds entered into FX contracts primarily for the strategies listed below:

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
Notes to Quarterly Report 83
The Funds' period end FX contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2021.
As of March 31, 2021, the Funds had no cash collateral balances in connection with FX contracts purchased/sold.
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended March 31, 2021, the Strategic Bond Fund purchased or sold options primarily for the strategies listed below:
The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2021.
As of March 31, 2021, the Funds had no cash collateral balances in connection with options contracts purchased/sold.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Fund Strategies
Strategic Bond Fund Return enhancement and hedging

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
84 Notes to Quarterly Report
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended March 31, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2021.
As of March 31, 2021, the following Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of March 31, 2021, the Strategic Bond Fund had cash collateral balances in connection with swap contracts purchased/sold as follows:
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Cash Collateral for Futures Due to Broker
U.S. Small Cap Equity Fund $ 1,070,513 $ —
International Developed Markets Fund $ 6,268,380 $ —
Strategic Bond Fund $ 14,699,231 $ 55
Global Real Estate Securities Fund $ 1,656,076 $ —

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
Notes to Quarterly Report 85
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Cash Collateral for Swaps Due to Broker
Strategic Bond Fund $ 6,029,344 $ 2,535,541

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
86 Notes to Quarterly Report
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31,
2021, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended March 31, 2021, the Strategic Bond Fund entered into credit default swaps primarily for the strategies listed below:
The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2021.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
Fund Strategies
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
Notes to Quarterly Report 87
For the period ended March 31, 2021, the Strategic Bond Fund entered into interest rate swaps primarily for the strategies listed below:
The Funds' period end interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2021.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended March 31, 2021, the Funds did not enter into any total return swap agreements.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended March 31, 2021, the Funds did not enter into any currency swap agreements.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and FX contracts entered into by the Funds and those counterparties.
The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund Strategies
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
88 Notes to Quarterly Report
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. There were no unfunded loan commitments as of March 31, 2021.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Short Sales
The U.S. Small Cap Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Small Cap Equity Fund currently engages in short sale transactions that are effected through State Street but reserves the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Fund typically expects to collateralize short sale transactions through the Fund’s reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Fund may also deliver cash to State Street for the purposes of collateralizing its short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in the Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects the Fund to the risk that State Street could fail to return a security lent to it by the Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by the Fund, or failure to return the Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund may also use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal
Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short positions in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
Notes to Quarterly Report 89
sold short). These requirements may result in the Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of March 31, 2021, the fair market value of securities on loan through the reciprocal lending program for the U.S. Small Cap
Equity Fund was $9,958,896.
As of March 31, 2021, the U.S. Small Cap Equity Fund held $14,461,640 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of March 31, 2021, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral Fund, an
unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities'
ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
90 Notes to Quarterly Report
to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments

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Notes to Quarterly Report 91
on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not

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92 Notes to Quarterly Report
pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of March 31, 2021, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority ("FCA"), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments

Russell Investment Funds
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Notes to Quarterly Report 93
held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 and the resulting market impact have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may adversely impact a Fund's investments and performance.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash
Management Fund is disclosed within the Fund's Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash Collateral Fund is disclosed within the Fund's Schedule of Investments.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2021 (Unaudited)
94 Notes to Quarterly Report
4. Federal Income Taxes
At March 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
6. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented in the Schedules of Investments.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:
On April 1, 2021, the Board declared dividends payable from net investment income. Dividends were paid on April 6, 2021 to shareholders of record effective with the opening of business on April 5, 2021.
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 402,092,714 $ 204,183,926 $ 362,962,973
Unrealized Appreciation
$ 187,306,943 $ 68,757,708 $ 58,163,152
Unrealized Depreciation
(5,706,578) (6,802,137) (19,115,681)
Net Unrealized Appreciation (Depreciation)
$ 181,600,365 $ 61,955,571 $ 39,047,471
Strategic Bond
Fund
Global Real
Estate Securities
Fund
Cost of Investments
$ 906,456,520 $ 838,833,611
Unrealized Appreciation
$ 564,871,712 $ 137,858,750
Unrealized Depreciation
(571,362,277) (1,972,080)
Net Unrealized Appreciation (Depreciation)
$ (6,490,565) $ 135,886,670

Russell Investment Funds
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Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495